================================================================================


          As filed with the Securities and Exchange Commission on April 28, 2006
                                                  Commission File Nos. 333-41153
                                                                       811-08521

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 14            |X|

                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15                           |X|

                                 --------------
                      Jackson National Separate Account III
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Susan S. Rhee, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on May 1, 2006, pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                              PERSPECTIVE ADVISORS
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT III


                                   MAY 1, 2006

Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2006, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


o    Individual flexible premium deferred annuity

o 2 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National) (the "guaranteed fixed account"), as may be made available by us, or as may be otherwise limited by us

o Investment Divisions which purchase shares of the following Funds - all Class A shares (the "Funds"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund

JNL/FMR MID-CAP EQUITY FUND (FORMERLY, JNL/FMR CAPITAL GROWTH FUND) JNL/FRANKLIN TEMPLETON INCOME FUND

JNL/Franklin Templeton Small Cap Value Fund

JNL/Goldman Sachs Mid Cap Value Fund

JNL/Goldman Sachs Short Duration Bond Fund

JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund

JNL/LAZARD EMERGING MARKETS FUND

JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund

JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/WESTERN HIGH YIELD BOND FUND (FORMERLY, JNL/SALOMON BROTHERS HIGH YIELD
  BOND FUND)
JNL/WESTERN STRATEGIC BOND FUND (FORMERLY, JNL/SALOMON BROTHERS STRATEGIC
  BOND FUND)
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY, JNL/SALOMON BROTHERS
  U.S. GOVERNMENT & QUALITY BOND FUND)
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund


JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

JNL/Mellon Capital Management JNL 5 Fund

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY IS NO LONGER AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.

--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average
(DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

                                TABLE OF CONTENTS


KEY FACTS...............................................................2


FEES AND EXPENSES TABLES................................................4


THE ANNUITY CONTRACT....................................................8


JACKSON NATIONAL........................................................8


THE GUARANTEED FIXED ACCOUNT............................................9


THE SEPARATE ACCOUNT....................................................9


INVESTMENT DIVISIONS....................................................9


CONTRACT CHARGES.......................................................16


PURCHASES..............................................................19


TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS...........................20


TELEPHONE AND INTERNET TRANSACTIONS....................................22


ACCESS TO YOUR MONEY...................................................23


INCOME PAYMENTS (THE INCOME PHASE).....................................24


DEATH BENEFIT..........................................................25


TAXES..................................................................27


OTHER INFORMATION......................................................31


PRIVACY POLICY.........................................................32


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...........34



APPENDIX A (about Dow Jones)..........................................A-1


APPENDIX B............................................................B-1


APPENDIX C (Accumulation Unit values).................................C-1

                                    KEY FACTS

-------------------------------------------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:                              1 (800) 766-4683

         MAIL ADDRESS:                               P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                           8055 East Tufts Avenue, Second Floor, Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                1 (800) 777-7779

         MAIL ADDRESS:                               P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951
                                                     Attn: IMG

HOME OFFICE:                                         1 Corporate Way, Lansing, Michigan 48951
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed account of Jackson National, as may be made available by us, or as may be otherwise limited by us, and investment divisions (the "Investment Divisions") (collectively, the "Allocation Options"). There may be periods when we do not offer any fixed account options, or impose special transfer requirements on the fixed account options. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------

ALLOCATION OPTIONS

You may allocate your Contract Value to no more than 18 of the Investment Divisions and the guaranteed fixed account at any one time.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed account. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge from your Contract.

Jackson National may assess a state premium tax charge which ranges from 0-3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.


There are also investment charges that are expected to range, on an annual basis, from 0.60% to 1.55% of the average daily value of the Funds, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you can buy a Contract for $25,000 or more. You can add $5,000 or more ($2,000 or more for a qualified plan Contract) at any time during the accumulation phase. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed account options. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the mortality and expense risk charge) associated with the Contract.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------
FREE LOOK

You can cancel the Contract within 20 days after receiving it (or whatever period is required in your state). Under most circumstances, Jackson National will return the amount your Contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CASH VALUE BETWEEN ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
                         OWNER TRANSACTION EXPENSES (1)
--------------------------------------------------------------------------------

         MAXIMUM WITHDRAWAL CHARGE:
         None

         TRANSFER FEE:
         $25 for each transfer in excess of 15 in a Contract year

Commutation Fee (2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).
--------------------------------------------------------------------------------

(1) See "Contract Charges." When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Excess interest adjustments will not be charged on wire/overnight fees.

(2) This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.


THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


--------------------------------------------------------------------------------
                        SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------------------------------------------------------

         ANNUAL CONTRACT MAINTENANCE CHARGE: $50 per Contract per year

                       AND

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                   0.15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%
         (as an annual percentage of average daily account value)

--------------------------------------------------------------------------------

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

--------------------------------------------------------------------------------

                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)


                                 Minimum: 0.60%


                                 Maximum: 1.55%


--------------------------------------------------------------------------------


MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


                      FUND OPERATING EXPENSES
 (As an annual percentage of the Fund's average daily net assets)
                                                                                                                          ANNUAL
                                                                      MANAGEMENT AND      SERVICE          OTHER        OPERATING
                             FUND NAME                                 ADMIN FEE A      (12B-1) FEE      EXPENSES B      EXPENSES

-------------------------------------------------------------------- ----------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/AIM Large Cap Growth                                                   0.80%           0.20%           0.01%          1.01%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/AIM Real Estate                                                        0.84%           0.20%           0.01%          1.05%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/AIM Small Cap Growth                                                   0.95%           0.20%           0.01%          1.16%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Alger Growth                                                           0.80%           0.20%           0.01%          1.01%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Eagle Core Equity                                                      0.75%           0.20%           0.01%          0.96%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Eagle SmallCap Equity                                                  0.85%           0.20%           0.01%          1.06%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/FMR Balanced                                                           0.80%           0.20%           0.01%          1.01%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/FMR Mid-Cap Equity                                                     0.80%           0.20%           0.01%          1.01%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Franklin Templeton Income                                              0.90%           0.20%           0.01%          1.11%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Franklin Templeton Small Cap Value                                     0.93%           0.20%           0.01%          1.14%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Goldman Sachs Mid Cap Value                                            0.85%           0.20%           0.01%          1.06%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Goldman Sachs Short Duration Bond                                      0.55%           0.20%           0.01%          0.76%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/JPMorgan International Equity                                          0.87%           0.20%           0.01%          1.08%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/JPMorgan International Value                                           0.87%           0.20%           0.01%          1.08%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Lazard Emerging Markets                                                1.15%           0.20%           0.01%          1.36%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Lazard Mid Cap Value                                                   0.82%           0.20%           0.01%          1.03%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Lazard Small Cap Value                                                 0.85%           0.20%           0.01%          1.06%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management S&P 500 Index                                0.39%           0.20%           0.02%          0.61%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management S&P 400 MidCap Index                         0.39%           0.20%           0.02%          0.61%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Small Cap Index                              0.39%           0.20%           0.01%          0.60%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management International Index                          0.45%           0.20%           0.01%          0.66%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Bond Index                                   0.40%           0.20%           0.01%          0.61%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index                 0.58%           0.20%           0.02%          0.80%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Oppenheimer Global Growth                                              0.85%           0.20%           0.01%          1.06%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Oppenheimer Growth                                                     0.77%           0.20%           0.01%          0.98%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/PIMCO Total Return Bond                                                0.60%           0.20%           0.01%          0.81%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Putnam Equity                                                          0.77%           0.20%           0.01%          0.98%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Putnam Midcap Growth                                                   0.85%           0.20%           0.01%          1.06%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Putnam Value Equity                                                    0.76%           0.20%           0.01%          0.97%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Balanced                                                        0.58%           0.20%           0.01%          0.79%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Global Growth                                                   0.89%           0.20%           0.01%          1.10%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Large Cap Growth                                                0.78%           0.20%           0.01%          0.99%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Money Market                                                    0.39%           0.20%           0.01%          0.60%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Value                                                           0.65%           0.20%           0.01%          0.86%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/T. Rowe Price Established Growth                                       0.70%           0.20%           0.01%          0.91%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/T. Rowe Price Mid-Cap Growth                                           0.81%           0.20%           0.01%          1.02%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/T. Rowe Price Value                                                    0.76%           0.20%           0.01%          0.97%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Western High Yield Bond                                                0.60%           0.20%           0.01%          0.81%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Western Strategic Bond                                                 0.72%           0.20%           0.01%          0.93%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Western U.S. Government & Quality Bond                                 0.58%           0.20%           0.01%          0.79%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Managed Conservative C                                             0.18%           0.00%           0.01%          0.19%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Managed Moderate C                                                 0.17%           0.00%           0.01%          0.18%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Managed Moderate Growth C                                          0.16%           0.00%           0.01%          0.17%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Managed Growth C                                                   0.15%           0.00%           0.01%          0.16%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Managed Aggressive Growth C                                        0.17%           0.00%           0.01%          0.18%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Retirement Income C                                                0.18%           0.00%           0.01%          0.19%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Retirement 2015 C                                                  0.18%           0.00%           0.01%          0.19%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Retirement 2020 C                                                  0.18%           0.00%           0.01%          0.19%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/S&P Retirement 2025 C                                                  0.18%           0.00%           0.01%          0.19%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management 25                                           0.44%           0.20%           0.01%          0.65%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Select Small-Cap                             0.44%           0.20%           0.01%          0.65%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management JNL 5                                        0.44%           0.20%           0.01%          0.65%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management JNL Optimized 5 Fund                         0.52%           0.20%           0.06%          0.78%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management VIP                                          0.47%           0.20%           0.04%          0.71%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Communications Sector                        0.52%           0.20%           0.01%          0.73%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Consumer Brands Sector                       0.52%           0.20%           0.01%          0.73%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Financial Sector                             0.52%           0.20%           0.01%          0.73%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Healthcare Sector                            0.51%           0.20%           0.01%          0.72%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Oil & Gas Sector                             0.47%           0.20%           0.01%          0.68%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Technology Sector                            0.52%           0.20%           0.01%          0.73%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------



A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of 0.15%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees/Managers.


C UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and the JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.


     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the Funds) could range from 0.60% to 1.55% (this range reflects an investment in the Fund with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of Funds in which it invests. The actual expenses may be greater or less than those shown


         JNL/S&P Managed Conservative Fund                          1.02%
         JNL/S&P Managed Moderate Fund                              1.06%
         JNL/S&P Managed Moderate Growth Fund                       1.10%
         JNL/S&P Managed Growth Fund                                1.14%
         JNL/S&P Managed Aggressive Growth Fund                     1.18%
         JNL/S&P Retirement Income Fund                             1.04%
         JNL/S&P Retirement 2015 Fund                               1.13%
         JNL/S&P Retirement 2020 Fund                               1.16%
         JNL/S&P Retirement 2025 Fund                               1.17%


EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 YEAR               3 YEARS            5 YEARS            10 YEARS
         $316                 $966               $1,640             $3,439

If you annuitize at the end of the applicable time period:

         1 YEAR               3 YEARS            5 YEARS            10 YEARS
         $316                 $966               $1,640             $3,439


If you do not surrender your Contract:

         1 YEAR               3 YEARS            5 YEARS            10 YEARS
         $316                 $966               $1,640             $3,439

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.


                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis in the guaranteed fixed account, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options, as may be made available by us, or as may be otherwise limited by us. The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You and your spouse can be joint owners. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are flexible premium deferred annuity contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents.

                                JACKSON NATIONAL

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson National is working to provide documentation electronically. When this program is available, Jackson National will, as permitted, forward documentation electronically. Please contact Jackson National's Annuity Service Center for more information.

                          THE GUARANTEED FIXED ACCOUNT

IF YOU SELECT A GUARANTEED FIXED ACCOUNT, YOUR MONEY WILL BE PLACED WITH JACKSON NATIONAL'S OTHER ASSETS. THE GUARANTEED FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THE GUARANTEED FIXED ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE AVAILABLE GUARANTEED FIXED ACCOUNT OPTIONS, AS SUPPLEMENTED BY OUR ADMINISTRATIVE REQUIREMENTS RELATING TO TRANSFERS. BOTH THE AVAILABILITY OF THE GUARANTEED FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE GUARANTEED FIXED ACCOUNT, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. ACCORDINGLY, BEFORE PURCHASING A CONTRACT, YOU SHOULD CONSULT YOUR JNL REPRESENTATIVE WITH RESPECT TO THE CURRENT AVAILABILITY OF THE GUARANTEED FIXED ACCOUNT OPTIONS AND THEIR LIMITATIONS.

                              THE SEPARATE ACCOUNT


The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the


The assets of the separate account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The separate account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the separate account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


-------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund

     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional
     (N.A.), Inc. (sub-sub-adviser))


         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM Small Cap Growth Fund
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

-------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

-------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.


-------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

-------------------------------------------------------------------------------------------------------------------

JNL/FMR Mid-Cap Equity Fund

     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

-------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Income Fund
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

-------------------------------------------------------------------------------------------------------------------

JNL/Franklin Templeton Small Cap Value Fund
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value
         Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------

JNL/Goldman Sachs Short Duration Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

-------------------------------------------------------------------------------------------------------------------

JNL/JPMorgan International Equity Fund
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Value Fund
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------

JNL/Lazard Emerging Markets Fund
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

-------------------------------------------------------------------------------------------------------------------

JNL/Lazard Mid Cap Value Fund

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.


-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Fund
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Fund
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.


-------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

-------------------------------------------------------------------------------------------------------------------

JNL/Putnam Value Equity Fund
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/Select Balanced Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

-------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

-------------------------------------------------------------------------------------------------------------------
JNL/Select Money Market Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------
JNL/Select Value Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

-------------------------------------------------------------------------------------------------------------------

JNL/T. Rowe Price Mid-Cap Growth Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------

JNL/T. Rowe Price Value Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

-------------------------------------------------------------------------------------------------------------------

JNL/Western High Yield Bond Fund
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

-------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund
     Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset
     Management Company Limited (sub-sub-adviser))

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

-------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

-------------------------------------------------------------------------------------------------------------------

JNL/S&P Managed Conservative Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Growth Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------

JNL/S&P Retirement Income Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2015 Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2020 Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.


-------------------------------------------------------------------------------------------------------------------

JNL/S&P Retirement 2025 Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
-------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management 25 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management Select Small-Cap Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.


-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management JNL Optimized 5 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management VIP Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed account.

These charges are for the mortality risks, expense risks and administrative expenses assumed by Jackson National. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase; and

     o to provide both a standard and enhanced death benefits prior to the Income Date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.


TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson National may waive the transfer fee in connection with Earnings Sweep or pre-authorized automatic transfer programs and any transfers we require, or may charge a lesser fee where required by state law.


COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. Jackson National pays the operating expenses of the separate account, including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the Fund Operating Expenses table beginning on page 5.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.


DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.


Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.


Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

  Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

        1.  WM Financial
        2.  LPL Financial Services
        3.  National Planning Corporation
        4.  SII Investments
        5.  Invest
        6.  Fifth Third Securities
        7.  Raymond James
        8.  Securities America
        9.  Webster Securities
        10. ICA
        11. IFMG
        12. Commonwealth Financial Network
        13. Thrivent
        14. Intersecurities
        15. Mutual Service Corporation
        16. Prime Capital Services
        17. Lincoln Financial Advisors
        18. Centaurus Financial
        19. Jefferson Pilot Securities Corporation

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $25,000 under most circumstances

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $5,000 for a non-qualified plan Contract

     o    $2,000 for a qualified plan Contract

     o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum amount you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

You may not allocate your money to more than 18 variable options plus the guaranteed fixed account at any one time.


Jackson National will issue your Contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will return your money.


The Jackson National business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson National will allocate enough of your premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the Guaranteed Fixed Account options are available. You should consult your JNL representative with respect to the current availability of guaranteed fixed account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;


     2. subtracting any asset-based insurance charges and any other charges, such as taxes;


     3.   dividing this amount by the number of outstanding accumulation units.


Charges deducted through the cancellation of units are not reflected in this computation.


The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.


RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.


Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.


WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL website, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.


WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications, and other specific details. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege at any time.

Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or
     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by us;

     2.   less any premium tax; and

     3.   less any annual contract maintenance charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract holder monies. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 27.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on the money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the separate account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the month and year in which those payments begin. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.


You can change the Income Date or income option at least 7 days before the Income Date. You must give us notice 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).


At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the Income Date;


     2. the 3% assumed investment rate used in the annuity table for the Contract; and


     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT


The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.


DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

     1.   the current value of your Contract, or

     2.   the guaranteed minimum death benefit.

     GUARANTEED MINIMUM DEATH BENEFIT.

     o PRIOR TO THE FIRST ANNIVERSARY OF THE CONTRACT ISSUE DATE, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first Contract year.

     o ON EACH ANNIVERSARY OF THE CONTRACT ISSUE DATE PRIOR TO THE DATE OF DEATH, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

     AGES 0 - 70. The greater of:

     a.   the guaranteed minimum death benefit on the last Contract Anniversary

          i.   adjusted   for  any  premiums   paid  since  the  last   Contract
               Anniversary

          ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary accumulated at 2%

     b.   the current value of the Contract

     AGES 71 - 80. The greater of:

     a.   the guaranteed minimum death benefit on the last Contract Anniversary

          i.   adjusted   for  any  premiums   paid  since  the  last   Contract
               Anniversary

          ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary

     b.   the current value of the Contract

     AGES 81 and older.

     a.   the guaranteed minimum death benefit on the last Contract Anniversary

          i.   adjusted   for  any  premiums   paid  since  the  last   Contract
               Anniversary

          ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary

     o AFTER THE FIRST ANNIVERSARY OF THE CONTRACT ISSUE DATE, AT ANY TIME BETWEEN ANNIVERSARIES, the guaranteed minimum death benefit is equal to:

          a. the guaranteed minimum death benefit on the last Contract Anniversary prior to the date of death

               i. adjusted for any premiums paid since the last Contract Anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.


DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant, subject to our underwriting rules. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.


If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.
                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59 1/2; (2) paid to your beneficiary after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 60 Investment Divisions and 2 Fixed Account options, although a Contract Owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions. If the guaranteed fixed account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option, if currently available, and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.


REBALANCING. You can arrange to have Jackson National automatically reallocate your Contract Value among Investment Divisions and the one-year guaranteed fixed account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days (or whatever period is required by your state) after receiving it. Jackson National will return the Contract Value in the Investment Division plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account (if available). We will determine the Contract Value in the Investment Divisions on the date we receive your request if you mail it to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge. The deduction of the Contract maintenance would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


-------------------------------------------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:

o  Jackson National Life Annuity Service Center:  (800) 766-4683

                                                  P.O. Box 17240, Denver, Colorado 80217-0240


o  Institutional Marketing Group Service Center:  (800) 777-7779

                                                  P.O. Box 30392, Lansing, Michigan 48909-7892

-------------------------------------------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .............................................2


Services ....................................................................3

Purchase of Securities Being Offered ........................................4

Underwriters ................................................................4

Calculation of Performance ..................................................4

Additional Tax Information ..................................................6

Net Investment Factor ......................................................18

Condensed Financial Information ............................................20

                                   APPENDIX A


DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------

     DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

          * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

               * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5
                    FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5
                    FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

               *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

               * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

 -------------------------------------------------------------------------------

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                                                       APPENDIX B

                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities


                                   APPENDIX C


                            Accumulation Unit Values



The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                            JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund
                   JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund
                    JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund
    JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.




Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.00           N/A             N/A            N/A
    End of period                          $11.28          $10.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,261          4,185            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.00           N/A             N/A            N/A
    End of period                          $12.12          $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,104           2,306            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/FMR Capital Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(5)

  Accumulation unit value:
    Beginning of period                    $13.58          $12.34          $9.25          $13.37          $19.44
    End of period                          $14.00          $13.58          $12.34          $9.25          $13.37
  Accumulation units outstanding
  at the end of period                    424,002         538,606         692,407         841,962       1,102,790

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Select Large Cap Growth
Division(5)

  Accumulation unit value:
    Beginning of period                    $24.96          $13.03          $10.00
    End of period                          $19.44          $24.96          $13.03
  Accumulation units outstanding
  at the end of period                   1,363,778        958,597         147,588






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(5)

  Accumulation unit value:
    Beginning of period                    $9.84           $8.97           $7.35          $10.23          $13.58
    End of period                          $9.88           $9.84           $8.97           $7.35          $10.23
  Accumulation units outstanding
  at the end of period                    290,970         366,316         504,546         743,815       1,428,717

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Select Global Growth
Division(5)

  Accumulation unit value:
    Beginning of period                    $16.87          $10.40          $10.00
    End of period                          $13.58          $16.87          $10.40
  Accumulation units outstanding
  at the end of period                   1,429,517       1,186,162        157,121

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.00           N/A             N/A            N/A
    End of period                          $11.29          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    574,581         681,312           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(5)

  Accumulation unit value:
    Beginning of period                    $9.09           $8.17           $6.52           $8.71          $11.80
    End of period                          $9.74           $9.09           $8.17           $6.52          $8.71
  Accumulation units outstanding
  at the end of period                    398,468         489,979         601,004         759,585       1,077,850

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Putnam Equity Division(5)

  Accumulation unit value:
    Beginning of period                    $14.57          $11.43          $10.00
    End of period                          $11.80          $14.57          $11.43
  Accumulation units outstanding
  at the end of period                   1,280,526        885,116         205,520

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division(5)

  Accumulation unit value:
    Beginning of period                    $9.94           $9.20           $7.50           $9.49          $10.29
    End of period                          $10.28          $9.94           $9.20           $7.50          $9.49
  Accumulation units outstanding
  at the end of period                    450,400         572,643         746,206         857,688       1,060,109

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Putnam Value Equity Division(5)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.02          $10.00
    End of period                          $10.29          $9.76           $10.02
  Accumulation units outstanding
  at the end of period                    959,018         773,947         218,997






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division(5)

  Accumulation unit value:
    Beginning of period                    $10.97          $11.05          $11.16         $11.21          $11.01
    End of period                          $11.10          $10.97          $11.05         $11.16          $11.21
  Accumulation units outstanding
  at the end of period                    401,853         428,197         394,327        2,581,638      3,489,306

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Select Money Market Division(5)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.24          $10.00
    End of period                          $11.01          $10.56          $10.24
  Accumulation units outstanding
  at the end of period                   3,872,725       2,478,280        206,487

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,511          11,328           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(5)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.14          $11.75         $11.01          $10.46
    End of period                          $14.00          $13.84          $13.14         $11.75          $11.01
  Accumulation units outstanding
  at the end of period                    218,049         239,268         223,316         195,636        189,768

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Salomon Brothers Strategic
Bond Division(5)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.87           $10.00
    End of period                          $10.46          $9.91           $9.87
  Accumulation units outstanding
  at the end of period                    225,791         142,600          94,907






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.00           N/A             N/A            N/A
    End of period                          $11.44          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    343,965          57,571           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/T. Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(5)

  Accumulation unit value:
    Beginning of period                    $15.76          $13.55          $9.92          $12.90          $13.30
    End of period                          $17.71          $15.76          $13.55          $9.92          $12.90
  Accumulation units outstanding
  at the end of period                    415,799         550,002         570,497         533,930        690,219

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(5)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.31          $10.00
    End of period                          $13.30          $12.60          $10.31
  Accumulation units outstanding
  at the end of period                    787,379         415,659         129,491






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(5)

  Accumulation unit value:
    Beginning of period                    $9.74           $8.50           $6.71           $8.58          $10.93
    End of period                          $10.62          $9.74           $8.50           $6.71          $8.58
  Accumulation units outstanding
  at the end of period                    187,541         240,030         313,057         361,387        526,524

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/JPMorgan International
Equity Division(5)

  Accumulation unit value:
    Beginning of period                    $12.90          $9.91           $10.00
    End of period                          $10.93          $12.90          $9.91
  Accumulation units outstanding
  at the end of period                    368,459         209,556          61,410

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.00           N/A             N/A            N/A
    End of period                          $11.82          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,033            960             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.00           N/A             N/A            N/A
    End of period                          $10.94          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    348,698         424,378           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.00           N/A             N/A            N/A
    End of period                          $11.50          $11.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,234          10,034           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $11.39          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,148,789       1,302,989          N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.00           N/A             N/A            N/A
    End of period                          $11.64          $11.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,439,324       1,857,507          N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.00           N/A             N/A            N/A
    End of period                          $11.86          $11.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    877,224        1,335,353          N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.00           N/A             N/A            N/A
    End of period                          $11.23          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,141          67,091           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.00           N/A             N/A            N/A
    End of period                          $12.46          $11.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,609          60,414           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(5)

  Accumulation unit value:
    Beginning of period                    $9.26           $8.84           $7.22          $10.62          $12.62
    End of period                          $8.97           $9.26           $8.84           $7.22          $10.62
  Accumulation units outstanding
  at the end of period                       -            421,444         517,723         608,840        890,440

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Alliance Capital Growth
Division(5)

  Accumulation unit value:
    Beginning of period                    $15.55          $12.31          $10.00
    End of period                          $12.62          $15.55          $12.31
  Accumulation units outstanding
  at the end of period                    995,023         615,807          80,806

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(5)

  Accumulation unit value:
    Beginning of period                    $9.60           $7.95           $5.79           $8.00          $10.21
    End of period                          $11.21          $9.60           $7.95           $5.79          $8.00
  Accumulation units outstanding
  at the end of period                    257,778         281,611         198,040         134,208        128,326

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/JPMorgan International
Value Division(5)

  Accumulation unit value:
    Beginning of period                    $12.24          $9.01           $10.00
    End of period                          $10.21          $12.24          $9.01
  Accumulation units outstanding
  at the end of period                    148,551          78,494          6,345






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(5)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.57          $13.14         $12.26          $11.35
    End of period                          $14.07          $13.96          $13.57         $13.14          $12.26
  Accumulation units outstanding
  at the end of period                    779,249         951,111        1,133,980       1,361,808      1,061,846

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/PIMCO Total Return
Bond Division(5)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.50          $10.00
    End of period                          $11.35          $10.32          $10.50
  Accumulation units outstanding
  at the end of period                    677,074         506,433         235,487

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.00           N/A             N/A            N/A
    End of period                          $11.85          $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,777          43,018           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.00           N/A             N/A            N/A
    End of period                          $13.07          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,309          42,995           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Janus Growth & Income
Division(5)

  Accumulation unit value:
    Beginning of period                     N/A            $5.28           $5.28           $6.85          $8.04
    End of period                           N/A            $6.37           $6.49           $5.28          $6.85
  Accumulation units outstanding
  at the end of period                      N/A              -            803,458         868,940       1,076,144

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Janus Growth & Income
Division(5)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.63           $10.00
    End of period                          $8.04           $8.93           $8.63
  Accumulation units outstanding
  at the end of period                   1,015,146        531,964         171,838






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(5)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.37          $9.05          $11.09          $9.60
    End of period                          $14.50          $14.06          $12.37          $9.05          $11.09
  Accumulation units outstanding
  at the end of period                    342,949         454,172         490,762         456,001        408,093

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Lazard Small Cap Value
Division(5)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.32           $10.00
    End of period                          $9.60           $8.36           $8.32
  Accumulation units outstanding
  at the end of period                    349,115         181,352          39,767

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(5)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.42          $10.57         $12.49          $11.20
    End of period                          $17.68          $16.49          $13.42         $10.57          $12.49
  Accumulation units outstanding
  at the end of period                    393,084         453,633         528,274         456,258        446,452

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Lazard Mid Cap Value
Division(5)

  Accumulation unit value:
    Beginning of period                    $9.07           $8.78           $10.00
    End of period                          $11.20          $9.07           $8.78
  Accumulation units outstanding
  at the end of period                    366,780         171,410          52,028






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.00           N/A             N/A            N/A
    End of period                          $10.31          $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,723          40,667           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Balanced
Division(5)

  Accumulation unit value:
    Beginning of period                     N/A            $11.00          $9.54          $10.44          $10.65
    End of period                           N/A            $11.25          $11.00          $9.54          $10.44
  Accumulation units outstanding
  at the end of period                      N/A              -            571,985         496,500        526,216

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Salomon Brothers Balanced
Division(5)

  Accumulation unit value:
    Beginning of period                    $9.99           $10.14          $10.00
    End of period                          $10.65          $9.99           $10.14
  Accumulation units outstanding
  at the end of period                    422,854         377,698         132,312






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(5)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.09          $9.75           $9.36          $9.02
    End of period                          $12.92          $12.89          $12.09          $9.75          $9.36
  Accumulation units outstanding
  at the end of period                    311,747         468,183         527,018         662,941        526,109

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Salomon Brothers High
Yield Bond Division(5)

  Accumulation unit value:
    Beginning of period                    $9.61           $9.93           $10.00
    End of period                          $9.02           $9.61           $9.93
  Accumulation units outstanding
  at the end of period                    530,062         486,613         210,063






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A            $10.00           N/A             N/A            N/A
    End of period                           N/A            $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Conservative Growth
Division II(5)

  Accumulation unit value:
    Beginning of period                     N/A            $9.39           $7.89           $9.18          $10.02
    End of period                           N/A            $9.37           $9.39           $7.89          $9.18
  Accumulation units outstanding
  at the end of period                      N/A              -           1,406,981       1,500,626      1,329,841

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Conservative Growth
Division II(5)

  Accumulation unit value:
    Beginning of period                    $10.80          $9.44           $10.00
    End of period                          $10.02          $10.80          $9.44
  Accumulation units outstanding
  at the end of period                    970,385         602,879         180,307

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Moderate Growth
Division II(5)

  Accumulation unit value:
    Beginning of period                     N/A            $10.13          $8.35          $10.04          $11.26
    End of period                           N/A            $10.12          $10.13          $8.35          $10.04
  Accumulation units outstanding
  at the end of period                      N/A              -           1,908,212       1,972,821      1,776,212

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Moderate Growth
Division II(5)

  Accumulation unit value:
    Beginning of period                    $12.23          $10.11          $10.00
    End of period                          $11.26          $12.23          $10.11
  Accumulation units outstanding
  at the end of period                   1,588,367        854,501         282,366






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Aggressive Growth
Division II(5)

  Accumulation unit value:
    Beginning of period                     N/A            $9.34           $7.52           $9.71          $11.29
    End of period                           N/A            $9.32           $9.34           $7.52          $9.71
  Accumulation units outstanding
  at the end of period                      N/A              -            408,574         524,309        615,727

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Aggressive Growth
Division II(5)

  Accumulation unit value:
    Beginning of period                    $12.60          $9.94           $10.00
    End of period                          $11.29          $12.60          $9.94
  Accumulation units outstanding
  at the end of period                    554,148         268,049          26,852

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division II(5)

  Accumulation unit value:
    Beginning of period                     N/A            $10.38          $8.21          $11.16          $12.87
    End of period                           N/A            $10.39          $10.38          $8.21          $11.16
  Accumulation units outstanding
  at the end of period                      N/A              -            203,859         231,091        283,250

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Very Aggressive
Growth Division II(5)

  Accumulation unit value:
    Beginning of period                    $14.99          $10.68          $10.00
    End of period                          $12.87          $14.99          $10.68
  Accumulation units outstanding
  at the end of period                    341,631         208,299          14,476






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
II(5)

  Accumulation unit value:
    Beginning of period                     N/A            $9.06           $7.23           $9.93          $11.78
    End of period                           N/A            $9.04           $9.06           $7.23          $9.93
  Accumulation units outstanding
  at the end of period                      N/A              -            705,253         745,979        946,070

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Equity Growth Division
II(5)

  Accumulation unit value:
    Beginning of period                    $13.34          $9.93           $10.00
    End of period                          $11.78          $13.34          $9.93
  Accumulation units outstanding
  at the end of period                    954,582         354,886          60,447

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division II(5)

  Accumulation unit value:
    Beginning of period                     N/A            $9.85           $7.80          $10.59          $12.33
    End of period                           N/A            $9.84           $9.85           $7.80          $10.59
  Accumulation units outstanding
  at the end of period                      N/A              -            158,394         193,453        267,003

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Equity Aggressive
Growth Division II(5)

  Accumulation unit value:
    Beginning of period                    $14.10          $10.25          $10.00
    End of period                          $12.33          $14.10          $10.25
  Accumulation units outstanding
  at the end of period                    281,652          67,079          21,850






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 10 Division
III(18)

  Accumulation unit value:
    Beginning of period                    $9.63           $9.52           $7.75           $8.73          $9.16
    End of period                          $9.00           $9.63           $9.52           $7.75          $8.73
  Accumulation units outstanding
  at the end of period                       -            600,260         507,880         305,788        205,498

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM The DowSM 10 Division
III(18)

  Accumulation unit value:
    Beginning of period                    $8.88           $10.00           N/A
    End of period                          $9.16           $8.88            N/A
  Accumulation units outstanding
  at the end of period                    154,301          42,257           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $8.41           $7.20           $5.47           $7.86          $10.93
    End of period                          $9.29           $8.41           $7.20           $5.47          $7.86
  Accumulation units outstanding
  at the end of period                    134,038         157,610         174,036         139,600        222,689

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A
    End of period                          $10.93           N/A             N/A
  Accumulation units outstanding
  at the end of period                    172,864           N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.00           N/A             N/A            N/A
    End of period                          $11.81          $11.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,681          73,976           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/T. Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.00           N/A             N/A            N/A
    End of period                          $11.80          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,720          6,635            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.12          $7.31           $9.55          $10.00
    End of period                          $13.18          $11.76          $10.12          $7.31          $9.55
  Accumulation units outstanding
  at the end of period                    226,047         296,055         184,089         114,151        110,367

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.08           $7.87           $6.79           $9.22          $10.00
    End of period                          $8.69           $8.08           $7.87           $6.79          $9.22
  Accumulation units outstanding
  at the end of period                     92,741          85,198          82,999         46,680          28,414

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.00           N/A             N/A            N/A
    End of period                          $12.22          $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,517          25,770           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.18          $10.00           N/A            N/A
    End of period                          $10.62          $11.04          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,892           3,294            496             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.04          $10.08          $10.00           N/A            N/A
    End of period                          $10.13          $10.04          $10.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,635          3,784             -              N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.22          $10.00           N/A            N/A
    End of period                          $11.04          $10.42          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,743          28,826          1,492            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.23          $10.00           N/A            N/A
    End of period                          $11.96          $11.44          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,249          12,974           493             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $13.84          $10.54          $10.00           N/A            N/A
    End of period                          $18.65          $13.84          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,061          29,418           684             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $12.38          $10.68          $10.00           N/A            N/A
    End of period                          $12.32          $12.38          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,619           5,269             -              N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A            $9.13           $7.55          $10.68          $10.00
    End of period                           N/A            $8.93           $9.13           $7.55          $10.68
  Accumulation units outstanding
  at the end of period                      N/A              -             83,494         24,313           472

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.94          $8.02          $11.21          $10.00
    End of period                          $12.30          $11.52          $10.94          $8.02          $11.21
  Accumulation units outstanding
  at the end of period                     89,796         135,013          99,268         28,242          1,405

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.61          $9.79           $7.65          $10.41          $10.00
    End of period                          $11.21          $10.61          $9.79           $7.65          $10.41
  Accumulation units outstanding
  at the end of period                    196,498         227,412         134,552         21,263          7,657

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,971            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,586            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,206           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.00           N/A             N/A            N/A
    End of period                          $11.99          $11.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    724,905          38,396           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.00           N/A             N/A            N/A
    End of period                          $11.41          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,472          4,944            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(707)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.55          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,400          12,006           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Managed Moderate
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,606          61,795           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2000            1999            1998
                                            ----            ----            ----

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A





1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998
7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002
69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002
131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002
193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003
255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003
317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003
379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003
441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004
503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004
565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004
627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005
751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005
813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005
875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005
937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2006




                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.



                                TABLE OF CONTENTS
                                                                         Page
                                                                          2
General Information and History
                                                                          3
Services
                                                                          3
Purchase of Securities Being Offered
                                                                          3
Underwriters
                                                                          4
Calculation of Performance
                                                                          6
Additional Tax Information
                                                                          16
Net Investment Factor
                                                                          18
Condensed Financial Information

General Information and History

Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Services

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account III and Jackson National for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


The aggregate amount of underwriting commissions paid to broker/dealers was $3,346,290 in 2003, $5,455,413 in 2004 and $4,648,093 in 2005. JNLD did not
retain any portion of the commissions.


Calculation of Performance

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division (), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:


       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson National's Tax Status

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Taxation of Annuity Contracts in General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments


Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 67 Investment Divisions and 2 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


Contracts Owned by Other than Natural Persons


Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans


The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.


Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.


If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000.


         The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

         *    attains age 70 1/2,

         *    severs employment,

         *    dies, or

         * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.


Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

                            JNL Separate Account III

                                 [INSERT LOGO]

                              Financial Statements

                               December 31, 2005


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Assets and Liabilities
December 31, 2005


                                                     JNL/             JNL/AIM               JNL/                JNL/
                                                AIM Large Cap       Real Estate        AIM Small Cap        Alger Growth
                                               Growth Portfolio      Portfolio        Growth Portfolio       Portfolio
                                               -----------------  -----------------  -------------------  -----------------
ASSETS
Investments, at value (a)                           $ 2,202,764          $ 110,509          $ 1,104,544          $ 106,806
Receivables:
   Dividend receivable                                        -                  -                    -                  -
   Investment securities sold                                91                  5                   48                  4
   Sub-account units sold                                     -                  -                    -                  -
                                               -----------------  -----------------  -------------------  -----------------
TOTAL ASSETS                                          2,202,855            110,514            1,104,592            106,810
                                               -----------------  -----------------  -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            -                  -                    -                  -
   Sub-account units redeemed                                 -                  -                    3                  -
   Insurance fees due to Jackson National Life               91                  5                   45                  4
                                               -----------------  -----------------  -------------------  -----------------
TOTAL LIABILITIES                                            91                  5                   48                  4
                                               -----------------  -----------------  -------------------  -----------------
NET ASSETS                                          $ 2,202,764          $ 110,509          $ 1,104,544          $ 106,806
                                               =================  =================  ===================  =================

UNITS OUTSTANDING                                       196,498              9,971               89,796              9,033

UNIT VALUE                                              $ 11.21            $ 11.08              $ 12.30            $ 11.82
---------------------------------------------  -----------------  -----------------  -------------------  -----------------


(a)  Investment shares                                  176,080              9,445               81,697              6,142
       Investments at cost                          $ 1,889,552          $ 104,433            $ 947,685          $ 101,682



                                                      JNL/                 JNL/               JNL/               JNL/
                                                Alliance Capital        Eagle Core       Eagle SmallCap      FMR Balanced
                                                Growth Portfolio     Equity Portfolio   Equity Portfolio      Portfolio
                                               -------------------  ------------------- -----------------  -----------------
ASSETS
Investments, at value (a)                                     $ -          $ 3,816,087         $ 198,117          $ 150,084
Receivables:
   Dividend receivable                                          -                    -                 -                  -
   Investment securities sold                                   -                  157                 8                  6
   Sub-account units sold                                       -                    -                 -                  -
                                               -------------------  ------------------- -----------------  -----------------
TOTAL ASSETS                                                    -            3,816,244           198,125            150,090
                                               -------------------  ------------------- -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                              -                    -                 -                  -
   Sub-account units redeemed                                   -                    -                 -                  -
   Insurance fees due to Jackson National Life                  -                  157                 8                  6
                                               -------------------  ------------------- -----------------  -----------------
TOTAL LIABILITIES                                               -                  157                 8                  6
                                               -------------------  ------------------- -----------------  -----------------
NET ASSETS                                                    $ -          $ 3,816,087         $ 198,117          $ 150,084
                                               ===================  =================== =================  =================

UNITS OUTSTANDING                                               -              348,698            17,234             12,720

UNIT VALUE                                                    $ -              $ 10.94           $ 11.50            $ 11.80
---------------------------------------------  -------------------  ------------------- -----------------  -----------------


(a)  Investment shares                                          -              248,929             9,842             13,607
       Investments at cost                                    $ -          $ 3,482,798         $ 188,504          $ 133,522



                                                                     JNL/Franklin
                                                      JNL/            Templeton
                                                  FMR Capital         Small Cap
                                                Growth Portfolio   Value Portfolio
                                               ------------------- -----------------
ASSETS
Investments, at value (a)                                $ 49,732         $ 115,226
Receivables:
   Dividend receivable                                          -                 -
   Investment securities sold                                   2                 5
   Sub-account units sold                                       -                 -
                                               ------------------- -----------------
TOTAL ASSETS                                               49,734           115,231
                                               ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                              -                 -
   Sub-account units redeemed                                   -                 -
   Insurance fees due to Jackson National Life                  2                 5
                                               ------------------- -----------------
TOTAL LIABILITIES                                               2                 5
                                               ------------------- -----------------
NET ASSETS                                               $ 49,732         $ 115,226
                                               =================== =================

UNITS OUTSTANDING                                           4,104            11,206

UNIT VALUE                                                $ 12.12           $ 10.28
---------------------------------------------  ------------------- -----------------


(a)  Investment shares                                      2,998            10,447
       Investments at cost                               $ 44,198         $ 113,891


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Assets and Liabilities
December 31, 2005


                                                     JNL/Goldman          JNL/JPMorgan          JNL/JPMorgan         JNL/Lazard
                                                    Sachs Mid Cap         International        International           Mid Cap
                                                   Value Portfolio      Equity Portfolio      Value Portfolio      Value Portfolio
                                                 -------------------- ---------------------- -------------------  ------------------
ASSETS
Investments, at value (a)                                   $ 90,319            $ 1,991,896         $ 2,889,792         $ 6,948,885
Receivables:
   Dividend receivable                                             -                      -                   -                   -
   Investment securities sold                                      4                  1,084               1,681                 286
   Sub-account units sold                                          -                      -                 568                   -
                                                 -------------------- ---------------------- -------------------  ------------------
TOTAL ASSETS                                                  90,323              1,992,980           2,892,041           6,949,171
                                                 -------------------- ---------------------- -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                      -                 568                   -
   Sub-account units redeemed                                      -                  1,002               1,562                   -
   Insurance fees due to Jackson National Life                     4                     82                 119                 286
                                                 -------------------- ---------------------- -------------------  ------------------
TOTAL LIABILITIES                                                  4                  1,084               2,249                 286
                                                 -------------------- ---------------------- -------------------  ------------------
NET ASSETS                                                  $ 90,319            $ 1,991,896         $ 2,889,792         $ 6,948,885
                                                 ==================== ====================== ===================  ==================

UNITS OUTSTANDING                                              8,586                187,541             257,778             393,084

UNIT VALUE                                                   $ 10.52                $ 10.62             $ 11.21             $ 17.68
------------------------------------------------ -------------------- ---------------------- -------------------  ------------------


(a)  Investment shares                                         7,930                165,577             264,149             513,212
       Investments at cost                                  $ 89,987            $ 1,617,137         $ 2,267,057         $ 6,793,322



                                                    JNL/Lazard           JNL/MCM              JNL/MCM               JNL/MCM
                                                     Small Cap          Bond Index        Communications        Consumer Brands
                                                  Value Portfolio       Portfolio        Sector Portfolio      Sector Portfolio
                                                 ------------------  -----------------  --------------------  --------------------
ASSETS
Investments, at value (a)                              $ 4,972,559          $ 646,979              $ 19,945              $ 30,702
Receivables:
   Dividend receivable                                           -                  -                     -                     -
   Investment securities sold                                  204                 27                     1                     1
   Sub-account units sold                                      101              1,958                     -                     -
                                                 ------------------  -----------------  --------------------  --------------------
TOTAL ASSETS                                             4,972,864            648,964                19,946                30,703
                                                 ------------------  -----------------  --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                             101              1,958                     -                     -
   Sub-account units redeemed                                    -                  -                     -                     -
   Insurance fees due to Jackson National Life                 204                 27                     1                     1
                                                 ------------------  -----------------  --------------------  --------------------
TOTAL LIABILITIES                                              305              1,985                     1                     1
                                                 ------------------  -----------------  --------------------  --------------------
NET ASSETS                                             $ 4,972,559          $ 646,979              $ 19,945              $ 30,702
                                                 ==================  =================  ====================  ====================

UNITS OUTSTANDING                                          342,949             62,723                 1,619                 2,892

UNIT VALUE                                                 $ 14.50            $ 10.31               $ 12.32               $ 10.62
------------------------------------------------ ------------------  -----------------  --------------------  --------------------


(a)  Investment shares                                     389,394             60,184                 4,492                 2,736
       Investments at cost                             $ 4,836,763          $ 648,902              $ 21,827              $ 30,032



                                                       JNL/MCM
                                                      Enhanced             JNL/MCM
                                                    S&P 500 Stock         Financial
                                                   Index Portfolio    Sector Portfolio
                                                 -------------------- ------------------
ASSETS
Investments, at value (a)                                  $ 194,781          $ 146,464
Receivables:
   Dividend receivable                                             -                  -
   Investment securities sold                                      8                  6
   Sub-account units sold                                        206                  -
                                                 -------------------- ------------------
TOTAL ASSETS                                                 194,995            146,470
                                                 -------------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                               206                  -
   Sub-account units redeemed                                      -                  -
   Insurance fees due to Jackson National Life                     8                  6
                                                 -------------------- ------------------
TOTAL LIABILITIES                                                214                  6
                                                 -------------------- ------------------
NET ASSETS                                                 $ 194,781          $ 146,464
                                                 ==================== ==================

UNITS OUTSTANDING                                             17,261             12,249

UNIT VALUE                                                   $ 11.28            $ 11.96
------------------------------------------------ -------------------- ------------------


(a)  Investment shares                                        23,411             10,683
       Investments at cost                                 $ 205,702          $ 133,766


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Assets and Liabilities
December 31, 2005


                                                      JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                                    Healthcare        International          JNL 5           Oil & Gas
                                                 Sector Portfolio    Index Portfolio       Portfolio      Sector Portfolio
                                                 ------------------  -----------------  ----------------- -----------------
ASSETS
Investments, at value (a)                                $ 361,555          $ 814,258        $ 8,689,513       $ 1,101,609
Receivables:
   Dividend receivable                                           -                  -                  -                 -
   Investment securities sold                                   15              1,986                740                45
   Sub-account units sold                                        -                  -             11,984                 -
                                                 ------------------  -----------------  ----------------- -----------------
TOTAL ASSETS                                               361,570            816,244          8,702,237         1,101,654
                                                 ------------------  -----------------  ----------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                               -                  -             11,984                 -
   Sub-account units redeemed                                    -              1,952                383                 -
   Insurance fees due to Jackson National Life                  15                 34                357                45
                                                 ------------------  -----------------  ----------------- -----------------
TOTAL LIABILITIES                                               15              1,986             12,724                45
                                                 ------------------  -----------------  ----------------- -----------------
NET ASSETS                                               $ 361,555          $ 814,258        $ 8,689,513       $ 1,101,609
                                                 ==================  =================  ================= =================

UNITS OUTSTANDING                                           32,743             62,309            724,902            59,061

UNIT VALUE                                                 $ 11.04            $ 13.07            $ 11.99           $ 18.65
-----------------------------------------------  ------------------  -----------------  ----------------- -----------------


(a)  Investment shares                                      28,994             59,916            719,331            43,697
       Investments at cost                               $ 346,583          $ 784,461        $ 7,926,831         $ 917,516



                                                      JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                                  S&P 400 MidCap          S&P 500          Small Cap          Technology
                                                  Index Portfolio     Index Portfolio   Index Portfolio    Sector Portfolio
                                                 ------------------  ------------------ -----------------  -----------------
ASSETS
Investments, at value (a)                                $ 867,404         $ 1,023,255         $ 637,432          $ 138,129
Receivables:
   Dividend receivable                                           -                   -                 -                  -
   Investment securities sold                                1,794                  42            31,642                  6
   Sub-account units sold                                        -                   -                 -                  -
                                                 ------------------  ------------------ -----------------  -----------------
TOTAL ASSETS                                               869,198           1,023,297           669,074            138,135
                                                 ------------------  ------------------ -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                               -                   -                 -                  -
   Sub-account units redeemed                                1,758                   -            31,614                  -
   Insurance fees due to Jackson National Life                  36                  42                28                  6
                                                 ------------------  ------------------ -----------------  -----------------
TOTAL LIABILITIES                                            1,794                  42            31,642                  6
                                                 ------------------  ------------------ -----------------  -----------------
NET ASSETS                                               $ 867,404         $ 1,023,255         $ 637,432          $ 138,129
                                                 ==================  ================== =================  =================

UNITS OUTSTANDING                                           69,609              91,141            53,777             13,635

UNIT VALUE                                                 $ 12.46             $ 11.23           $ 11.85            $ 10.13
-----------------------------------------------  ------------------  ------------------ -----------------  -----------------


(a)  Investment shares                                      61,042              95,810            47,428          22,030.00
       Investments at cost                               $ 797,568           $ 997,461         $ 603,794          $ 135,700



                                                       JNL/MCM              JNL/MCM
                                                     The Dow SM               VIP
                                                  10 Portfolio III         Portfolio
                                                 --------------------  ------------------
ASSETS
Investments, at value (a)                                        $ -           $ 473,089
Receivables:
   Dividend receivable                                             -                   -
   Investment securities sold                                      -               1,394
   Sub-account units sold                                          -                   -
                                                 --------------------  ------------------
TOTAL ASSETS                                                       -             474,483
                                                 --------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                   -
   Sub-account units redeemed                                      -               1,374
   Insurance fees due to Jackson National Life                     -                  20
                                                 --------------------  ------------------
TOTAL LIABILITIES                                                  -               1,394
                                                 --------------------  ------------------
NET ASSETS                                                       $ -           $ 473,089
                                                 ====================  ==================

UNITS OUTSTANDING                                                  -              41,472

UNIT VALUE                                                       $ -             $ 11.41
-----------------------------------------------  --------------------  ------------------


(a)  Investment shares                                             -              38,937
       Investments at cost                                       $ -           $ 420,684



                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Assets and Liabilities
December 31, 2005


                                                   JNL/
                                               Oppenheimer             JNL/            JNL/PIMCO
                                              Global Growth        Oppenheimer       Total Return        JNL/Putnam
                                                Portfolio        Growth Portfolio   Bond Portfolio    Equity Portfolio
                                            -------------------  -----------------  ----------------  -----------------
ASSETS
Investments, at value (a)                          $ 2,977,887          $ 806,193      $ 10,962,877        $ 3,881,485
Receivables:
   Dividend receivable                                       -                  -                 -                  -
   Investment securities sold                              241                 33             3,689                160
   Sub-account units sold                                    -                  -             1,267                  -
                                            -------------------  -----------------  ----------------  -----------------
TOTAL ASSETS                                         2,978,128            806,226        10,967,833          3,881,645
                                            -------------------  -----------------  ----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                           -                  -             1,267                  -
   Sub-account units redeemed                              119                  -             3,238                  -
   Insurance fees due to Jackson National Life             122                 33               451                160
                                            -------------------  -----------------  ----------------  -----------------
TOTAL LIABILITIES                                          241                 33             4,956                160
                                            -------------------  -----------------  ----------------  -----------------
NET ASSETS                                         $ 2,977,887          $ 806,193      $ 10,962,877        $ 3,881,485
                                            ===================  =================  ================  =================

UNITS OUTSTANDING                                      226,047             92,741           779,249            398,468

UNIT VALUE                                             $ 13.18             $ 8.69           $ 14.07             $ 9.74
------------------------------------------- -------------------  -----------------  ----------------  -----------------


(a)  Investment shares                                 220,095             85,674           937,800            193,494
       Investments at cost                         $ 2,327,521          $ 719,927      $ 10,758,131        $ 2,983,976


                                                                                         JNL/S&P          JNL/S&P
                                                  JNL/Putnam         JNL/Putnam          Managed          Managed
                                                    Midcap          Value Equity        Aggressive      Conservative
                                               Growth Portfolio       Portfolio      Growth Portfolio    Portfolio
                                            --------------------- ------------------ ----------------- ---------------
ASSETS
Investments, at value (a)                            $ 1,244,886        $ 4,628,541      $ 10,402,683       $ 434,657
Receivables:
   Dividend receivable                                         -                  -                 -               -
   Investment securities sold                                 51                190               531              18
   Sub-account units sold                                                                           -           1,492
                                            --------------------- ------------------ ----------------- ---------------
TOTAL ASSETS                                           1,244,937          4,628,731        10,403,214         436,167
                                            --------------------- ------------------ ----------------- ---------------

LIABILITIES
Payables:
   Investment securities purchased                             -                  -                 -           1,492
   Sub-account units redeemed                                  -                  -               103               -
   Insurance fees due to Jackson National Life                51                190               428              18
                                            --------------------- ------------------ ----------------- ---------------
TOTAL LIABILITIES                                             51                190               531           1,510
                                            --------------------- ------------------ ----------------- ---------------
NET ASSETS                                           $ 1,244,886        $ 4,628,541      $ 10,402,683       $ 434,657
                                            ===================== ================== ================= ===============

UNITS OUTSTANDING                                        134,038            450,400           877,224          41,606

UNIT VALUE                                                $ 9.29            $ 10.28           $ 11.86         $ 10.45
------------------------------------------- --------------------- ------------------ ----------------- ---------------


(a)  Investment shares                                   137,253            255,862           812,710          40,622
       Investments at cost                           $ 1,047,029        $ 3,960,601       $ 8,887,245       $ 424,430



                                                                     JNL/S&P
                                                   JNL/S&P           Managed
                                                   Managed           Moderate
                                              Growth Portfolio      Portfolio
                                            -------------------- ----------------
ASSETS
Investments, at value (a)                          $ 16,757,040        $ 447,527
Receivables:
   Dividend receivable                                        -                -
   Investment securities sold                            20,668               18
   Sub-account units sold                                     -            1,215
                                            -------------------- ----------------
TOTAL ASSETS                                         16,777,708          448,760
                                            -------------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                            -            1,215
   Sub-account units redeemed                            19,978                -
   Insurance fees due to Jackson National Life              690               18
                                            -------------------- ----------------
TOTAL LIABILITIES                                        20,668            1,233
                                            -------------------- ----------------
NET ASSETS                                         $ 16,757,040        $ 447,527
                                            ==================== ================

UNITS OUTSTANDING                                     1,439,324           42,400

UNIT VALUE                                              $ 11.64          $ 10.55
------------------------------------------- -------------------- ----------------


(a)  Investment shares                                1,334,159           40,537
       Investments at cost                         $ 15,048,194        $ 425,892


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Assets and Liabilities
December 31, 2005

                                                                                                                    JNL/Salomon
                                                                              JNL/                 JNL/               Brothers
                                                       JNL/S&P          Salomon Brothers     Salomon Brothers     U.S. Government
                                                  Managed Moderate         High Yield           Strategic            & Quality
                                                  Growth Portfolio       Bond Portfolio       Bond Portfolio       Bond Portfolio
                                                 --------------------  -------------------- -------------------  -------------------
ASSETS
Investments, at value (a)                               $ 13,088,395           $ 4,026,648         $ 3,051,803            $ 182,651
Receivables:
   Dividend receivable                                             -                     -                   -                    -
   Investment securities sold                                 20,611                   165                 125                    7
   Sub-account units sold                                          -                   530                 640                3,506
                                                 --------------------  -------------------- -------------------  -------------------
TOTAL ASSETS                                              13,109,006             4,027,343           3,052,568              186,164
                                                 --------------------  -------------------- -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                   530                 640                3,506
   Sub-account units redeemed                                 20,072                     -                   -                    -
   Insurance fees due to Jackson National Life                   539                   165                 125                    7
                                                 --------------------  -------------------- -------------------  -------------------
TOTAL LIABILITIES                                             20,611                   695                 765                3,513
                                                 --------------------  -------------------- -------------------  -------------------
NET ASSETS                                              $ 13,088,395           $ 4,026,648         $ 3,051,803            $ 182,651
                                                 ====================  ==================== ===================  ===================

UNITS OUTSTANDING                                          1,148,789               311,747             218,049               17,511

UNIT VALUE                                                   $ 11.39               $ 12.92             $ 14.00              $ 10.43
-----------------------------------------------  --------------------  -------------------- -------------------  -------------------


(a)  Investment shares                                     1,079,010               506,497             275,433               16,500
       Investments at cost                              $ 11,934,586           $ 4,127,061         $ 3,109,912            $ 191,215



                                                     JNL/Select         JNL/Select         JNL/Select         JNL/Select
                                                      Balanced            Global            Large Cap        Money Market
                                                     Portfolio       Growth Portfolio   Growth Portfolio      Portfolio
                                                 ------------------- ------------------ ------------------ -----------------
ASSETS
Investments, at value (a)                               $ 6,484,320        $ 2,874,451        $ 5,935,147       $ 4,459,163
Receivables:
   Dividend receivable                                            -                  -                  -             3,522
   Investment securities sold                                   266                118                244             5,358
   Sub-account units sold                                         -                  -                  -               362
                                                 ------------------- ------------------ ------------------ -----------------
TOTAL ASSETS                                              6,484,586          2,874,569          5,935,391         4,468,405
                                                 ------------------- ------------------ ------------------ -----------------

LIABILITIES
Payables:
   Investment securities purchased                                -                  -                  -               362
   Sub-account units redeemed                                     -                  -                  -             5,174
   Insurance fees due to Jackson National Life                  266                118                244               184
                                                 ------------------- ------------------ ------------------ -----------------
TOTAL LIABILITIES                                               266                118                244             5,720
                                                 ------------------- ------------------ ------------------ -----------------
NET ASSETS                                              $ 6,484,320        $ 2,874,451        $ 5,935,147       $ 4,462,685
                                                 =================== ================== ================== =================

UNITS OUTSTANDING                                           574,581            290,970            424,002           401,853

UNIT VALUE                                                  $ 11.29             $ 9.88            $ 14.00           $ 11.10
-----------------------------------------------  ------------------- ------------------ ------------------ -----------------


(a)  Investment shares                                      411,703            146,060            287,695         4,459,163
       Investments at cost                              $ 6,775,635        $ 2,495,269        $ 4,695,134       $ 4,459,163


                                                     JNL/Select        JNL/T. Rowe
                                                       Value         Price Established
                                                     Portfolio       Growth Portfolio
                                                 ------------------- -----------------
ASSETS
Investments, at value (a)                                 $ 470,794       $ 3,934,246
Receivables:
   Dividend receivable                                            -                 -
   Investment securities sold                                    19               325
   Sub-account units sold                                         -                 -
                                                 ------------------- -----------------
TOTAL ASSETS                                                470,813         3,934,571
                                                 ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                                -                 -
   Sub-account units redeemed                                     -               163
   Insurance fees due to Jackson National Life                   19               162
                                                 ------------------- -----------------
TOTAL LIABILITIES                                                19               325
                                                 ------------------- -----------------
NET ASSETS                                                $ 470,794       $ 3,934,246
                                                 =================== =================

UNITS OUTSTANDING                                            38,517           343,965

UNIT VALUE                                                  $ 12.22           $ 11.44
-----------------------------------------------  ------------------- -----------------


(a)  Investment shares                                       27,858           202,379
       Investments at cost                                $ 456,633       $ 3,503,244

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Assets and Liabilities
December 31, 2005


                                                  JNL/T. Rowe         JNL/T. Rowe
                                                 Price Mid-Cap        Price Value
                                                Growth Portfolio       Portfolio
                                                ----------------- --------------------
ASSETS
Investments, at value (a)                            $ 7,363,397          $ 1,070,879
Receivables:
   Dividend receivable                                         -                    -
   Investment securities sold                                780                   44
   Sub-account units sold                                 19,923                    -
                                                ----------------- --------------------
TOTAL ASSETS                                           7,384,100            1,070,923
                                                ----------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                        19,923                    -
   Sub-account units redeemed                                478                    -
   Insurance fees due to Jackson National Life               302                   44
                                                ----------------- --------------------
TOTAL LIABILITIES                                         20,703                   44
                                                ----------------- --------------------
NET ASSETS                                           $ 7,363,397          $ 1,070,879
                                                ================= ====================

UNITS OUTSTANDING                                        415,799               90,681

UNIT VALUE                                               $ 17.71              $ 11.81
----------------------------------------------  ----------------- --------------------


(a)  Investment shares                                   248,428               76,821
       Investments at cost                           $ 6,022,868          $ 1,013,595

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Operations
For the Period Ended December 31, 2005


                                                      JNL/               JNL/AIM               JNL/                 JNL/
                                                  AIM Large Cap        Real Estate         AIM Small Cap        Alger Growth
                                                Growth Portfolio      Portfolio (a)      Growth Portfolio        Portfolio
                                                ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends                                                $ 708                  $ -                 $ -                $ 107
                                                ------------------  -------------------  ------------------  -------------------

EXPENSES
   Insurance charges                                       31,466                  780              19,722                  642
                                                ------------------  -------------------  ------------------  -------------------
TOTAL EXPENSES                                             31,466                  780              19,722                  642
                                                ------------------  -------------------  ------------------  -------------------
                                                ------------------  -------------------  ------------------  -------------------
NET INVESTMENT (LOSS)                                     (30,758)                (780)            (19,722)                (535)
                                                ------------------  -------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                      -                    -                   -                    -
   Investments                                             77,939                  609              75,908                1,270
Net change in unrealized appreciation
   (depreciation) on investments                           48,685                6,076              27,777                4,627
                                                ------------------  -------------------  ------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   126,624                6,685             103,685                5,897
                                                ------------------  -------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 95,866              $ 5,905            $ 83,963              $ 5,362
----------------------------------------------  ==================  ===================  ==================  ===================



                                                       JNL/                  JNL/                JNL/               JNL/
                                                 Alliance Capital         Eagle Core        Eagle SmallCap      FMR Balanced
                                                Growth Portfolio (b)   Equity Portfolio    Equity Portfolio      Portfolio
                                                --------------------  -------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                                $ 1,234             $ 33,270                $ -               $ 12
                                                --------------------  -------------------  -----------------  -----------------

EXPENSES
   Insurance charges                                         17,457               61,133              2,174              1,783
                                                --------------------  -------------------  -----------------  -----------------
TOTAL EXPENSES                                               17,457               61,133              2,174              1,783
                                                --------------------  -------------------  -----------------  -----------------
                                                --------------------  -------------------  -----------------  -----------------
NET INVESTMENT (LOSS)                                       (16,223)             (27,863)            (2,174)            (1,771)
                                                --------------------  -------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                        -                    -              3,344                  -
   Investments                                              363,917               83,491              1,326                928
Net change in unrealized appreciation
   (depreciation) on investments                           (672,600)               5,771                307             11,595
                                                --------------------  -------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    (308,683)              89,262              4,977             12,523
                                                --------------------  -------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ (324,906)            $ 61,399            $ 2,803           $ 10,752
----------------------------------------------  ====================  ===================  =================  =================



                                                                     JNL/Franklin
                                                      JNL/             Templeton
                                                  FMR Capital          Small Cap
                                                Growth Portfolio   Value Portfolio (a)
                                                -----------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 137                 $ -
                                                -----------------  ------------------

EXPENSES
   Insurance charges                                         595                 912
                                                -----------------  ------------------
TOTAL EXPENSES                                               595                 912
                                                -----------------  ------------------
                                                -----------------  ------------------
NET INVESTMENT (LOSS)                                       (458)               (912)
                                                -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                     -                   -
   Investments                                               131               1,387
Net change in unrealized appreciation
   (depreciation) on investments                           3,031               1,336
                                                -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    3,162               2,723
                                                -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 2,704             $ 1,811
----------------------------------------------  =================  ==================


(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Operations
For the Period Ended December 31, 2005


                                                     JNL/Goldman       JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard
                                                    Sachs Mid Cap     International     International        Mid Cap
                                                  Value Portfolio (a)Equity Portfolio  Value Portfolio   Value Portfolio
                                                  ------------------ ----------------- ----------------- -----------------
INVESTMENT INCOME
   Dividends                                                    $ -          $ 31,147           $ 9,891         $ 644,436
                                                  ------------------ ----------------- ----------------- -----------------

EXPENSES
   Insurance charges                                            673            30,313            41,316           107,530
                                                  ------------------ ----------------- ----------------- -----------------
 TOTAL EXPENSES                                                 673            30,313            41,316           107,530
                                                  ------------------ ----------------- ----------------- -----------------
                                                  ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME (LOSS)                                   (673)              834           (31,425)          536,906
                                                  ------------------ ----------------- ----------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                 -             9,807           417,489
   Investments                                               (8,616)          153,693           221,894           459,266
Net change in unrealized appreciation
   (depreciation) on investments                                332            19,845           215,424          (939,655)
                                                  ------------------ ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      (8,284)          173,538           447,125           (62,900)
                                                  ------------------ ----------------- ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ (8,957)        $ 174,372         $ 415,700         $ 474,006
------------------------------------------------- ================== ================= ================= =================


                                                       JNL/Lazard           JNL/MCM             JNL/MCM              JNL/MCM
                                                       Small Cap           Bond Index       Communications       Consumer Brands
                                                    Value Portfolio        Portfolio       Sector Portfolio      Sector Portfolio
                                                  --------------------- ----------------- -------------------- ---------------------
INVESTMENT INCOME
   Dividends                                                 $ 251,820          $ 15,427              $ 2,110                 $ 495
                                                  --------------------- ----------------- -------------------- ---------------------

EXPENSES
   Insurance charges                                            82,750             8,361                  402                   518
                                                  --------------------- ----------------- -------------------- ---------------------
 TOTAL EXPENSES                                                 82,750             8,361                  402                   518
                                                  --------------------- ----------------- -------------------- ---------------------
                                                  --------------------- ----------------- -------------------- ---------------------
NET INVESTMENT INCOME (LOSS)                                   169,070             7,066                1,708                   (23)
                                                  --------------------- ----------------- -------------------- ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     329,412               964                   54                   274
   Investments                                                 376,190             1,484                1,292                   273
Net change in unrealized appreciation
   (depreciation) on investments                              (727,601)           (6,624)              (6,131)               (2,253)
                                                  --------------------- ----------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        (21,999)           (4,176)              (4,785)               (1,706)
                                                  --------------------- ----------------- -------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 147,071           $ 2,890             $ (3,077)             $ (1,729)
------------------------------------------------- ===================== ================= ==================== =====================




                                                         JNL/MCM
                                                        Enhanced              JNL/MCM
                                                      S&P 500 Stock          Financial
                                                     Index Portfolio      Sector Portfolio
                                                  ---------------------- -------------------
INVESTMENT INCOME
   Dividends                                                   $ 11,915             $ 2,193
                                                  ---------------------- -------------------

EXPENSES
   Insurance charges                                              1,698               2,273
                                                  ---------------------- -------------------
 TOTAL EXPENSES                                                   1,698               2,273
                                                  ---------------------- -------------------
                                                  ---------------------- -------------------
NET INVESTMENT INCOME (LOSS)                                     10,217                 (80)
                                                  ---------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        6,368                  49
   Investments                                                      851               5,348
Net change in unrealized appreciation
   (depreciation) on investments                                (12,789)              1,410
                                                  ---------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (5,570)              6,807
                                                  ---------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 4,647             $ 6,727
------------------------------------------------- ====================== ===================



(a)  Commencement of operations May 2, 2005.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Operations
For the Period Ended December 31, 2005


                                                  JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM
                                                 Healthcare        International         JNL 5           Oil & Gas
                                              Sector Portfolio    Index Portfolio      Portfolio      Sector Portfolio
                                             -------------------  -----------------  ---------------  -----------------
INVESTMENT INCOME
   Dividends                                            $ 2,240           $ 18,917          $ 2,077           $ 20,457
                                             -------------------  -----------------  ---------------  -----------------

EXPENSES
   Insurance charges                                      5,702              9,646           69,653             13,331
                                             -------------------  -----------------  ---------------  -----------------
 TOTAL EXPENSES                                           5,702              9,646           69,653             13,331
                                             -------------------  -----------------  ---------------  -----------------
                                             -------------------  -----------------  ---------------  -----------------
NET INVESTMENT INCOME (LOSS)                             (3,462)             9,271          (67,576)             7,126
                                             -------------------  -----------------  ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                  322             83,644                -              3,627
   Investments                                            6,137             19,835           84,342             67,415
Net change in unrealized appreciation
  (depreciation) on investments                           7,561            (30,585)         750,950            144,873
                                             -------------------  -----------------  ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  14,020             72,894          835,292            215,915
                                             -------------------  -----------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 10,558           $ 82,165        $ 767,716          $ 223,041
-------------------------------------------  ===================  =================  ===============  =================



                                                   JNL/MCM              JNL/MCM           JNL/MCM              JNL/MCM
                                                S&P 400 MidCap          S&P 500          Small Cap           Technology
                                               Index Portfolio      Index Portfolio   Index Portfolio     Sector Portfolio
                                             ---------------------  ----------------  -----------------  --------------------
INVESTMENT INCOME
   Dividends                                             $ 11,531          $ 12,486           $ 11,965               $ 1,686
                                             ---------------------  ----------------  -----------------  --------------------

EXPENSES
   Insurance charges                                       11,403            12,863              8,011                 1,748
                                             ---------------------  ----------------  -----------------  --------------------
 TOTAL EXPENSES                                            11,403            12,863              8,011                 1,748
                                             ---------------------  ----------------  -----------------  --------------------
                                             ---------------------  ----------------  -----------------  --------------------
NET INVESTMENT INCOME (LOSS)                                  128              (377)             3,954                   (62)
                                             ---------------------  ----------------  -----------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                 28,291            29,600             15,651                    93
   Investments                                             49,622            10,773             16,904                 2,137
Net change in unrealized appreciation
  (depreciation) on investments                               275           (12,729)           (20,872)                   83
                                             ---------------------  ----------------  -----------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    78,188            27,644             11,683                 2,313
                                             ---------------------  ----------------  -----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 78,316          $ 27,267           $ 15,637               $ 2,251
-------------------------------------------  =====================  ================  =================  ====================



                                                  JNL/MCM           JNL/MCM
                                                The Dow SM            VIP
                                             10 Portfolio III (a)  Portfolio
                                             ------------------  ---------------
INVESTMENT INCOME
   Dividends                                               $ -          $ 1,387
                                             ------------------  ---------------

EXPENSES
   Insurance charges                                    24,035            5,448
                                             ------------------  ---------------
 TOTAL EXPENSES                                         24,035            5,448
                                             ------------------  ---------------
                                             ------------------  ---------------
NET INVESTMENT INCOME (LOSS)                           (24,035)          (4,061)
                                             ------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                   -                -
   Investments                                         250,621              625
Net change in unrealized appreciation
  (depreciation) on investments                       (564,768)          49,998
                                             ------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (314,147)          50,623
                                             ------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ (338,182)        $ 46,562
-------------------------------------------  ==================  ===============



(a)  Period from January 1, 2005 through April 28, 2005.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Operations
For the Period Ended December 31, 2005


                                                    JNL/
                                                Oppenheimer           JNL/            JNL/PIMCO
                                               Global Growth       Oppenheimer       Total Return       JNL/Putnam
                                                 Portfolio       Growth Portfolio   Bond Portfolio   Equity Portfolio
                                              -----------------  ----------------  ----------------- -----------------
INVESTMENT INCOME
   Dividends                                           $ 6,159             $ 922          $ 412,932          $ 30,240
                                              -----------------  ----------------  ----------------- -----------------

EXPENSES
   Insurance charges                                    43,451            12,466            179,312            59,104
                                              -----------------  ----------------  ----------------- -----------------
 TOTAL EXPENSES                                         43,451            12,466            179,312            59,104
                                              -----------------  ----------------  ----------------- -----------------
                                              -----------------  ----------------  ----------------- -----------------
NET INVESTMENT INCOME (LOSS)                           (37,292)          (11,544)           233,620           (28,864)
                                              -----------------  ----------------  ----------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                 -             76,505                 -
   Investments                                         183,048            66,581            219,807           292,489
Net change in unrealized appreciation
   (depreciation) on investments                       159,728            22,137           (423,242)          (11,487)
                                              -----------------  ----------------  ----------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                342,776            88,718           (126,930)          281,002
                                              -----------------  ----------------  ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ 305,484          $ 77,174          $ 106,690         $ 252,138
--------------------------------------------- =================  ================  ================= =================



                                                                                         JNL/S&P             JNL/S&P
                                                  JNL/Putnam         JNL/Putnam          Managed             Managed
                                                    Midcap          Value Equity        Aggressive         Conservative
                                               Growth Portfolio      Portfolio       Growth Portfolio    Growth Portfolio
                                              ------------------- ----------------- -------------------  -----------------
INVESTMENT INCOME
   Dividends                                                 $ -          $ 46,810            $ 79,458            $ 1,177
                                              ------------------- ----------------- -------------------  -----------------

EXPENSES
   Insurance charges                                      15,750            76,198             175,783              6,990
                                              ------------------- ----------------- -------------------  -----------------
 TOTAL EXPENSES                                           15,750            76,198             175,783              6,990
                                              ------------------- ----------------- -------------------  -----------------
                                              ------------------- ----------------- -------------------  -----------------
NET INVESTMENT INCOME (LOSS)                             (15,750)          (29,388)            (96,325)            (5,813)
                                              ------------------- ----------------- -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                 -                   -                282
   Investments                                           137,181           242,113             512,347             (1,026)
Net change in unrealized appreciation
   (depreciation) on investments                         (36,291)          (57,279)            224,765              5,645
                                              ------------------- ----------------- -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  100,890           184,834             737,112              4,901
                                              ------------------- ----------------- -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 85,140         $ 155,446           $ 640,787             $ (912)
--------------------------------------------- =================== ================= ===================  =================



                                                   JNL/S&P              JNL/S&P
                                                   Managed         Managed Moderate
                                              Growth Portfolio         Portfolio
                                              ------------------  --------------------
INVESTMENT INCOME
   Dividends                                          $ 189,897                 $ 736
                                              ------------------  --------------------

EXPENSES
   Insurance charges                                    267,997                 4,880
                                              ------------------  --------------------
 TOTAL EXPENSES                                         267,997                 4,880
                                              ------------------  --------------------
                                              ------------------  --------------------
NET INVESTMENT INCOME (LOSS)                            (78,100)               (4,144)
                                              ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              555,672                   313
   Investments                                          549,944                 1,010
Net change in unrealized appreciation
   (depreciation) on investments                       (121,083)               20,030
                                              ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 984,533                21,353
                                              ------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 906,433              $ 17,209
--------------------------------------------- ==================  ====================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Operations
For the Period Ended December 31, 2005



                                                                                                             JNL/Salomon
                                                                        JNL/                 JNL/              Brothers
                                                   JNL/S&P        Salomon Brothers     Salomon Brothers    U.S. Government
                                              Managed Moderate       High Yield           Strategic           & Quality
                                              Growth Portfolio     Bond Portfolio       Bond Portfolio      Bond Portfolio
                                              ------------------  ------------------  ------------------- -------------------
INVESTMENT INCOME
   Dividends                                          $ 213,523           $ 289,993            $ 152,840             $ 6,686
                                              ------------------  ------------------  ------------------- -------------------

EXPENSES
   Insurance charges                                    196,357              70,792               47,831               2,285
                                              ------------------  ------------------  ------------------- -------------------
 TOTAL EXPENSES                                         196,357              70,792               47,831               2,285
                                              ------------------  ------------------  ------------------- -------------------
                                              ------------------  ------------------  ------------------- -------------------
NET INVESTMENT INCOME (LOSS)                             17,166             219,201              105,009               4,401
                                              ------------------  ------------------  ------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               93,156              40,225               27,222               1,184
   Investments                                          227,387             156,370               23,606              (1,720)
Net change in unrealized appreciation
   (depreciation) on investments                        245,276            (421,452)            (122,064)             (3,497)
                                              ------------------  ------------------  ------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 565,819            (224,857)             (71,236)             (4,033)
                                              ------------------  ------------------  ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 582,985            $ (5,656)            $ 33,773               $ 368
--------------------------------------------- ==================  ==================  =================== ===================



                                                JNL/Select         JNL/Select        JNL/Select         JNL/Select
                                                 Balanced            Global           Large Cap        Money Market
                                                 Portfolio      Growth Portfolio   Growth Portfolio     Portfolio
                                              ----------------  -----------------  ----------------  -----------------
INVESTMENT INCOME
   Dividends                                        $ 245,194           $ 14,794               $ -          $ 163,305
                                              ----------------  -----------------  ----------------  -----------------

EXPENSES
   Insurance charges                                  104,350             45,930            95,617             91,356
                                              ----------------  -----------------  ----------------  -----------------
 TOTAL EXPENSES                                       104,350             45,930            95,617             91,356
                                              ----------------  -----------------  ----------------  -----------------
                                              ----------------  -----------------  ----------------  -----------------
NET INVESTMENT INCOME (LOSS)                          140,844            (31,136)          (95,617)            71,949
                                              ----------------  -----------------  ----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            585,572                  -                 -                  -
   Investments                                        110,694            113,085           364,760                  -
Net change in unrealized appreciation
   (depreciation) on investments                     (606,167)          (110,849)         (129,622)                 -
                                              ----------------  -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                90,099              2,236           235,138                  -
                                              ----------------  -----------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 230,943          $ (28,900)        $ 139,521           $ 71,949
--------------------------------------------- ================  =================  ================  =================



                                                 JNL/Select         JNL/T. Rowe
                                                    Value        Price Established
                                                  Portfolio       Growth Portfolio
                                              ------------------ -------------------
INVESTMENT INCOME
   Dividends                                           $ 13,378             $ 7,713
                                              ------------------ -------------------

EXPENSES
   Insurance charges                                      6,001              44,856
                                              ------------------ -------------------
 TOTAL EXPENSES                                           6,001              44,856
                                              ------------------ -------------------
                                              ------------------ -------------------
NET INVESTMENT INCOME (LOSS)                              7,377             (37,143)
                                              ------------------ -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               17,346                   -
   Investments                                            5,129              62,840
Net change in unrealized appreciation
   (depreciation) on investments                         (2,955)            394,841
                                              ------------------ -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  19,520             457,681
                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 26,897           $ 420,538
--------------------------------------------- ================== ===================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Operations
For the Period Ended December 31, 2005


                                              JNL/T. Rowe        JNL/T. Rowe
                                             Price Mid-Cap       Price Value
                                           Growth Portfolio       Portfolio
                                           ------------------ ------------------
INVESTMENT INCOME
   Dividends                                        $ 19,535           $ 20,491
                                           ------------------ ------------------

EXPENSES
   Insurance charges                                 115,518             14,613
                                           ------------------ ------------------
 TOTAL EXPENSES                                      115,518             14,613
                                           ------------------ ------------------
                                           ------------------ ------------------
NET INVESTMENT INCOME (LOSS)                         (95,983)             5,878
                                           ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies           483,541             19,562
   Investments                                       588,306             30,295
Net change in unrealized (depreciation)
    on investments                                  (128,015)            (5,229)
                                           ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN                     943,832             44,628
                                           ------------------ ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 847,849           $ 50,506
-----------------------------------------  ================== ==================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                  JNL/             JNL/AIM             JNL/            JNL/Alger
                                              AIM Large Cap      Real Estate       AIM Small Cap        Growth
                                             Growth Portfolio   Portfolio (a)     Growth Portfolio     Portfolio
                                             ----------------  -----------------  ----------------  ----------------
OPERATIONS
   Net investment (loss)                           $ (30,758)            $ (780)        $ (19,722)           $ (535)
   Net realized gain on investments                   77,939                609            75,908             1,270
   Net change in unrealized appreciation
      (depreciation) on investments                   48,685              6,076            27,777             4,627
                                             ----------------  -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    95,866              5,905            83,963             5,362
                                             ----------------  -----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                  27,174              2,200            36,941             4,401
   Surrenders and terminations                      (250,572)           (12,191)         (222,340)           (8,525)
   Transfers between portfolios                      (82,406)           114,610          (340,462)           95,345
   Net annuitization transactions                          -                  -            (8,039)                -
   Policyholder charges (Note 3)                        (514)               (15)             (376)              (41)
                                             ----------------  -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (306,318)           104,604          (534,276)           91,180
                                             ----------------  -----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS               (210,452)           110,509          (450,313)           96,542

NET ASSETS BEGINNING OF PERIOD                     2,413,216                  -         1,554,857            10,264
                                             ----------------  -----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                         $ 2,202,764          $ 110,509       $ 1,104,544         $ 106,806
-------------------------------------------  ================  =================  ================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               227,412                  -           135,013               960

      Units Issued                                    46,860             14,730            17,926            12,448
      Units Redeemed                                 (77,774)            (4,759)          (63,143)           (4,375)
                                             ----------------  -----------------  ----------------  ----------------

Units Outstanding at December 31, 2005               196,498              9,971            89,796             9,033
                                             ================  =================  ================  ================



                                                    JNL/              JNL/Eagle        JNL/Eagle          JNL/FMR
                                              Alliance Capital       Core Equity       Small Cap         Balanced
                                             Growth Portfolio (b)     Portfolio     Equity Portfolio     Portfolio
                                             --------------------  ---------------- ----------------  ----------------
OPERATIONS
   Net investment (loss)                               $ (16,223)        $ (27,863)        $ (2,174)         $ (1,771)
   Net realized gain on investments                      363,917            83,491            4,670               928
   Net change in unrealized appreciation
      (depreciation) on investments                     (672,600)            5,771              307            11,595
                                             --------------------  ---------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (324,906)           61,399            2,803            10,752
                                             --------------------  ---------------- ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       5,765           121,843              111            24,004
   Surrenders and terminations                          (107,436)         (651,931)         (17,322)           (5,160)
   Transfers between portfolios                       (3,474,008)         (274,046)          98,351            48,387
   Net annuitization transactions                              -                 -                -                 -
   Policyholder charges (Note 3)                            (761)           (1,607)             (38)              (86)
                                             --------------------  ---------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (3,576,440)         (805,741)          81,102            67,145
                                             --------------------  ---------------- ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 (3,901,346)         (744,342)          83,905            77,897

NET ASSETS BEGINNING OF PERIOD                         3,901,346         4,560,429          114,212            72,187
                                             --------------------  ---------------- ----------------  ----------------

NET ASSETS END OF PERIOD                                     $ -       $ 3,816,087        $ 198,117         $ 150,084
-------------------------------------------  ====================  ================ ================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   421,444           424,378           10,034             6,635

      Units Issued                                        10,318            39,764           11,876             7,216
      Units Redeemed                                    (431,762)         (115,444)          (4,676)           (1,131)
                                             --------------------  ---------------- ----------------  ----------------

Units Outstanding at December 31, 2005                         -           348,698           17,234            12,720
                                             ====================  ================ ================  ================



                                                                  JNL/Franklin
                                                 JNL/FMR           Templeton
                                              Capital Growth       Small Cap
                                                Portfolio       Value Portfolio (a)
                                             -----------------  -----------------
OPERATIONS
   Net investment (loss)                               $ (458)            $ (912)
   Net realized gain on investments                       131              1,387
   Net change in unrealized appreciation
      (depreciation) on investments                     3,031              1,336
                                             -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      2,704              1,811
                                             -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                      111                  -
   Surrenders and terminations                            (32)           (56,976)
   Transfers between portfolios                        20,259            170,432
   Net annuitization transactions                           -                  -
   Policyholder charges (Note 3)                          (25)               (41)
                                             -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               20,313            113,415
                                             -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  23,017            115,226

NET ASSETS BEGINNING OF PERIOD                         26,715                  -
                                             -----------------  -----------------

NET ASSETS END OF PERIOD                             $ 49,732          $ 115,226
-------------------------------------------  =================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  2,306                  -

      Units Issued                                      1,951             17,322
      Units Redeemed                                     (153)            (6,116)
                                             -----------------  -----------------

Units Outstanding at December 31, 2005                  4,104             11,206
                                             =================  =================


(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                   JNL/Goldman       JNL/JPMorgan        JNL/JPMorgan         JNL/Lazard
                                                  Sachs Mid Cap      International       International         Mid Cap
                                                Value Portfolio (a)Equity Portfolio     Value Portfolio    Value Portfolio
                                                ------------------ ------------------  ------------------  -----------------
OPERATIONS
   Net investment income (loss)                            $ (673)             $ 834           $ (31,425)         $ 536,906
   Net realized gain (loss) on investments                 (8,616)           153,693             231,701            876,755
   Net change in unrealized appreciation
      (depreciation) on investments                           332             19,845             215,424           (939,655)
                                                ------------------ ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (8,957)           174,372             415,700            474,006
                                                ------------------ ------------------  ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            -             80,271              37,880            120,297
   Surrenders and terminations                           (251,310)          (536,715)           (729,117)        (1,575,134)
   Transfers between portfolios                           350,596            (63,081)            463,425            451,274
   Net annuitization transactions                               -                  -                   -                  -
   Policyholder charges (Note 3)                              (10)            (1,025)               (869)            (2,756)
                                                ------------------ ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   99,276           (520,550)           (228,681)        (1,006,319)
                                                ------------------ ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      90,319           (346,178)            187,019           (532,313)

NET ASSETS BEGINNING OF PERIOD                                  -          2,338,074           2,702,773          7,481,198
                                                ------------------ ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 90,319        $ 1,991,896         $ 2,889,792        $ 6,948,885
----------------------------------------------- ================== ==================  ==================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                          -            240,030             281,611            453,633

      Units Issued                                         36,959             49,187             119,622            148,410
      Units Redeemed                                      (28,373)          (101,676)           (143,455)          (208,959)
                                                ------------------ ------------------  ------------------  -----------------

Units Outstanding at December 31, 2005                      8,586            187,541             257,778            393,084
                                                ================== ==================  ==================  =================


                                                    JNL/Lazard            JNL/MCM           JNL/MCM             JNL/MCM
                                                     Small Cap          Bond Index       Communications     Consumer Brands
                                                  Value Portfolio        Portfolio      Sector Portfolio    Sector Portfolio
                                                --------------------  ----------------  -----------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ 169,070           $ 7,066            $ 1,708                $ (23)
   Net realized gain (loss) on investments                  705,602             2,448              1,346                  547
   Net change in unrealized appreciation
      (depreciation) on investments                        (727,601)           (6,624)            (6,131)              (2,253)
                                                --------------------  ----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          147,071             2,890             (3,077)              (1,729)
                                                --------------------  ----------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        103,512           123,688                111                    -
   Surrenders and terminations                           (1,053,351)          (19,095)           (14,880)              (7,541)
   Transfers between portfolios                            (589,596)          121,630            (27,428)               3,605
   Net annuitization transactions                           (20,644)                -                  -                    -
   Policyholder charges (Note 3)                             (1,979)             (203)               (19)                 (13)
                                                --------------------  ----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,562,058)          226,020            (42,216)              (3,949)
                                                --------------------  ----------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (1,414,987)          228,910            (45,293)              (5,678)

NET ASSETS BEGINNING OF PERIOD                            6,387,546           418,069             65,238               36,380
                                                --------------------  ----------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                $ 4,972,559         $ 646,979           $ 19,945             $ 30,702
----------------------------------------------- ====================  ================  =================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      454,172            40,667              5,269                3,294

      Units Issued                                          109,893            32,137              2,494                  591
      Units Redeemed                                       (221,116)          (10,081)            (6,144)                (993)
                                                --------------------  ----------------  -----------------  -------------------

Units Outstanding at December 31, 2005                      342,949            62,723              1,619                2,892
                                                ====================  ================  =================  ===================




                                                     JNL/MCM
                                                    Enhanced            JNL/MCM
                                                  S&P 500 Stock        Financial
                                                 Index Portfolio    Sector Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                          $ 10,217             $ (80)
   Net realized gain (loss) on investments                  7,219             5,397
   Net change in unrealized appreciation
      (depreciation) on investments                       (12,789)            1,410
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          4,647             6,727
                                                ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                          111               111
   Surrenders and terminations                            (51,608)          (51,841)
   Transfers between portfolios                           195,646            43,139
   Net annuitization transactions                               -                 -
   Policyholder charges (Note 3)                                -               (81)
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  144,149            (8,672)
                                                ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     148,796            (1,945)

NET ASSETS BEGINNING OF PERIOD                             45,985           148,409
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                                $ 194,781         $ 146,464
----------------------------------------------- ==================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      4,185            12,974

      Units Issued                                         19,722             9,916
      Units Redeemed                                       (6,646)          (10,641)
                                                ------------------  ----------------

Units Outstanding at December 31, 2005                     17,261            12,249
                                                ==================  ================


(a)  Commencement of operations May 2, 2005.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                    JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                                   Healthcare      International          JNL 5          Oil & Gas
                                                Sector Portfolio  Index Portfolio       Portfolio     Sector Portfolio
                                                ----------------- -----------------  ---------------- ----------------
OPERATIONS
   Net investment income (loss)                         $ (3,462)          $ 9,271         $ (67,576)         $ 7,126
   Net realized gain on investments                        6,459           103,479            84,342           71,042
   Net change in unrealized appreciation
      (depreciation) on investments                        7,561           (30,585)          750,950          144,873
                                                ----------------- -----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        10,558            82,165           767,716          223,041
                                                ----------------- -----------------  ---------------- ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                      12,465            68,576           820,724           17,935
   Surrenders and terminations                          (370,977)          (33,678)         (666,406)         (51,062)
   Transfers between portfolios                          409,396           204,811         7,346,766          516,781
   Net annuitization transactions                              -           (10,736)                -          (11,964)
   Policyholder charges (Note 3)                            (140)             (215)           (1,520)            (302)
                                                ----------------- -----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  50,744           228,758         7,499,564          471,388
                                                ----------------- -----------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     61,302           310,923         8,267,280          694,429

NET ASSETS BEGINNING OF PERIOD                           300,253           503,335           422,233          407,180
                                                ----------------- -----------------  ---------------- ----------------

NET ASSETS END OF PERIOD                               $ 361,555         $ 814,258       $ 8,689,513      $ 1,101,609
----------------------------------------------  ================= =================  ================ ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     28826            42,995            38,396           29,418

      Units Issued                                        45,579            37,596           845,148           49,881
      Units Redeemed                                     (41,662)          (18,282)         (158,642)         (20,238)
                                                ----------------- -----------------  ---------------- ----------------

Units Outstanding at December 31, 2005                    32,743            62,309           724,902           59,061
                                                ================= =================  ================ ================


                                                     JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                                 S&P 400 Mid Cap    S&P 500 Index       Small Cap        Technology
                                                 Index Portfolio      Portfolio      Index Portfolio  Sector Portfolio
                                                ------------------  ---------------  ---------------- -----------------
OPERATIONS
   Net investment income (loss)                             $ 128           $ (377)          $ 3,954             $ (62)
   Net realized gain on investments                        77,913           40,373            32,555             2,230
   Net change in unrealized appreciation
      (depreciation) on investments                           275          (12,729)          (20,872)               83
                                                ------------------  ---------------  ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         78,316           27,267            15,637             2,251
                                                ------------------  ---------------  ---------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       86,501          155,291            52,261               160
   Surrenders and terminations                            (60,455)         (93,578)          (26,812)         (217,911)
   Transfers between portfolios                            80,965          202,038            99,938           315,696
   Net annuitization transactions                               -                -                 -                 -
   Policyholder charges (Note 3)                             (330)            (308)             (217)              (55)
                                                ------------------  ---------------  ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  106,681          263,443           125,170            97,890
                                                ------------------  ---------------  ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     184,997          290,710           140,807           100,141

NET ASSETS BEGINNING OF PERIOD                            682,407          732,545           496,625            37,988
                                                ------------------  ---------------  ---------------- -----------------

NET ASSETS END OF PERIOD                                $ 867,404      $ 1,023,255         $ 637,432         $ 138,129
----------------------------------------------  ==================  ===============  ================ =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     60,414           67,091            43,018             3,784

      Units Issued                                         56,744           52,770            32,797            43,375
      Units Redeemed                                      (47,549)         (28,720)          (22,038)          (33,524)
                                                ------------------  ---------------  ---------------- -----------------

Units Outstanding at December 31, 2005                     69,609           91,141            53,777            13,635
                                                ==================  ===============  ================ =================



                                                     JNL/MCM           JNL/MCM
                                                   The Dow SM            VIP
                                                10 Portfolio III (a)  Portfolio
                                                ------------------  --------------
OPERATIONS
   Net investment income (loss)                         $ (24,035)       $ (4,061)
   Net realized gain on investments                       250,621             625
   Net change in unrealized appreciation
      (depreciation) on investments                      (564,768)         49,998
                                                ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (338,182)         46,562
                                                ------------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        9,147          92,659
   Surrenders and terminations                           (147,075)        (40,356)
   Transfers between portfolios                        (5,304,252)        322,171
   Net annuitization transactions                               -               -
   Policyholder charges (Note 3)                             (576)           (102)
                                                ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (5,442,756)        374,372
                                                ------------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                  (5,780,938)        420,934

NET ASSETS BEGINNING OF PERIOD                          5,780,938          52,155
                                                ------------------  --------------

NET ASSETS END OF PERIOD                                      $ -       $ 473,089
----------------------------------------------  ==================  ==============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    600,260           4,944

      Units Issued                                         29,661          40,699
      Units Redeemed                                     (629,921)         (4,171)
                                                ------------------  --------------

Units Outstanding at December 31, 2005                          -          41,472
                                                ==================  ==============

(a)  Period from January 1, 2005 through April 28, 2005.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                     JNL/
                                                 Oppenheimer          JNL/           JNL/PIMCO
                                                Global Growth      Oppenheimer      Total Return      JNL/Putnam
                                                  Portfolio      Growth Portfolio  Bond Portfolio   Equity Portfolio
                                                ---------------  ---------------- ----------------- ---------------
OPERATIONS
   Net investment income (loss)                      $ (37,292)        $ (11,544)        $ 233,620       $ (28,864)
   Net realized gain (loss) on investments             183,048            66,581           296,312         292,489
   Net change in unrealized appreciation
      (depreciation) on investments                    159,728            22,137          (423,242)        (11,487)
                                                ---------------  ---------------- ----------------- ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     305,484            77,174           106,690         252,138
                                                ---------------  ---------------- ----------------- ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                    76,029             2,122           147,320         110,000
   Surrenders and terminations                        (449,752)         (193,405)       (2,185,644)       (633,000)
   Transfers between portfolios                       (398,646)          231,804          (359,769)       (300,140)
   Net annuitization transactions                      (35,068)                -           (16,761)              -
   Policyholder charges (Note 3)                          (962)             (192)           (4,678)         (2,734)
                                                ---------------  ---------------- ----------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (808,399)           40,329        (2,419,532)       (825,874)
                                                ---------------  ---------------- ----------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 (502,915)          117,503        (2,312,842)       (573,736)

NET ASSETS BEGINNING OF PERIOD                       3,480,802           688,690        13,275,719       4,455,221
                                                ---------------  ---------------- ----------------- ---------------

NET ASSETS END OF PERIOD                           $ 2,977,887         $ 806,193      $ 10,962,877     $ 3,881,485
----------------------------------------------  ===============  ================ ================= ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 296,055            85,198           951,111         489,979

      Units Issued                                      47,810           106,027            83,584          64,821
      Units Redeemed                                  (117,818)          (98,484)         (255,446)       (156,332)
                                                ---------------  ---------------- ----------------- ---------------

Units Outstanding at December 31, 2005                 226,047            92,741           779,249         398,468
                                                ===============  ================ ================= ===============



                                                                                         JNL/S&P           JNL/S&P
                                                   JNL/Putnam        JNL/Putnam          Managed           Managed
                                                     Midcap         Value Equity       Aggressive        Conservative
                                                Growth Portfolio      Portfolio      Growth Portfolio  Growth Portfolio
                                                -----------------  ----------------  ----------------  -----------------
OPERATIONS
   Net investment income (loss)                        $ (15,750)        $ (29,388)        $ (96,325)          $ (5,813)
   Net realized gain (loss) on investments               137,181           242,113           512,347               (744)
   Net change in unrealized appreciation
      (depreciation) on investments                      (36,291)          (57,279)          224,765              5,645
                                                -----------------  ----------------  ----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        85,140           155,446           640,787               (912)
                                                -----------------  ----------------  ----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                      20,092           148,310            21,978             46,329
   Surrenders and terminations                          (248,566)       (1,053,412)       (3,243,202)          (467,273)
   Transfers between portfolios                           63,491          (313,160)       (1,827,938)           224,872
   Net annuitization transactions                              -                 -                 -                  -
   Policyholder charges (Note 3)                            (592)           (2,703)           (5,439)              (105)
                                                -----------------  ----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (165,575)       (1,220,965)       (5,054,601)          (196,177)
                                                -----------------  ----------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    (80,435)       (1,065,519)       (4,413,814)          (197,089)

NET ASSETS BEGINNING OF PERIOD                         1,325,321         5,694,060        14,816,497            631,746
                                                -----------------  ----------------  -----------------------------------

NET ASSETS END OF PERIOD                             $ 1,244,886       $ 4,628,541      $ 10,402,683          $ 434,657
----------------------------------------------  =================  ================  ================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   157,610           572,643         1,335,353             61,795

      Units Issued                                        85,521            59,109            53,438             84,167
      Units Redeemed                                    (109,093)         (181,352)         (511,567)          (104,356)
                                                -----------------  ----------------  ----------------  -----------------

Units Outstanding at December 31, 2005                   134,038           450,400           877,224             41,606
                                                =================  ================  ================  =================



                                                                        JNL/S&P
                                                     JNL/S&P            Managed
                                                 Managed Growth        Moderate
                                                    Portfolio          Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                         $ (78,100)         $ (4,144)
   Net realized gain (loss) on investments              1,105,616             1,323
   Net change in unrealized appreciation
      (depreciation) on investments                      (121,083)           20,030
                                                ------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        906,433            17,209
                                                ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                      296,167            25,454
   Surrenders and terminations                         (3,428,386)          (27,093)
   Transfers between portfolios                        (1,396,983)          309,731
   Net annuitization transactions                         (45,857)                -
   Policyholder charges (Note 3)                           (6,681)             (289)
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (4,581,740)          307,803
                                                ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  (3,675,307)          325,012

NET ASSETS BEGINNING OF PERIOD                         20,432,347           122,515
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                             $ 16,757,040         $ 447,527
----------------------------------------------  ==================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  1,857,507            12,006

      Units Issued                                        138,264            35,507
      Units Redeemed                                     (556,447)           (5,113)
                                                ------------------  ----------------
                                                                -
Units Outstanding at December 31, 2005                  1,439,324            42,400
                                                ==================  ================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                                                                           JNL/Salomon
                                                    JNL/S&P            JNL/                 JNL/            Brothers
                                                    Managed      Salomon Brothers     Salomon Brothers    US Government
                                                   Moderate         High Yield           Strategic       & High Quality
                                                Growth Portfolio  Bond Portfolio       Bond Portfolio    Bond Portfolio
                                                ---------------- ------------------  ------------------- ----------------
OPERATIONS
   Net investment income (loss)                        $ 17,166          $ 219,201            $ 105,009          $ 4,401
   Net realized gain on investments                     320,543            196,595               50,828             (536)
   Net change in unrealized appreciation
      (depreciation) on investments                     245,276           (421,452)            (122,064)          (3,497)
                                                ---------------- ------------------  ------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      582,985             (5,656)              33,773              368
                                                ---------------- ------------------  ------------------- ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                    121,088             32,788               33,432                -
   Surrenders and terminations                       (2,402,391)        (1,555,237)            (614,680)         (21,220)
   Transfers between portfolios                         633,751           (457,298)             292,943           86,401
   Net annuitization transactions                        (3,381)           (19,595)              (5,091)               -
   Policyholder charges (Note 3)                         (4,502)            (1,780)              (1,034)             (81)
                                                ---------------- ------------------  ------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (1,655,435)        (2,001,122)            (294,430)          65,100
                                                ---------------- ------------------  ------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                (1,072,450)        (2,006,778)            (260,657)          65,468

NET ASSETS BEGINNING OF PERIOD                       14,160,845          6,033,426            3,312,460          117,183
                                                ---------------- ------------------  ------------------- ----------------

NET ASSETS END OF PERIOD                           $ 13,088,395        $ 4,026,648          $ 3,051,803        $ 182,651
----------------------------------------------  ================ ==================  =================== ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                1,302,989            468,183              239,268           11,328

      Units Issued                                      146,812            104,316               41,331           14,362
      Units Redeemed                                   (301,012)          (260,752)             (62,550)          (8,179)
                                                ---------------- ------------------  ------------------- ----------------

Units Outstanding at December 31, 2005                1,148,789            311,747              218,049           17,511
                                                ================ ==================  =================== ================


                                                  JNL/Select       JNL/Select        JNL/Select        JNL/Select
                                                   Balanced       Global Growth       Large Cap       Money Market
                                                  Portfolio         Portfolio      Growth Portfolio     Portfolio
                                                ---------------  ----------------  ---------------- ------------------
OPERATIONS
   Net investment income (loss)                      $ 140,844         $ (31,136)        $ (95,617)          $ 71,949
   Net realized gain on investments                    696,266           113,085           364,760                  -
   Net change in unrealized appreciation
      (depreciation) on investments                   (606,167)         (110,849)         (129,622)                 -
                                                ---------------  ----------------  ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     230,943           (28,900)          139,521             71,949
                                                ---------------  ----------------  ---------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                     8,183            45,045            94,143             59,745
   Surrenders and terminations                      (1,863,944)         (542,519)       (1,014,048)        (2,146,924)
   Transfers between portfolios                        700,105          (200,409)         (591,615)         1,783,055
   Net annuitization transactions                            -                 -                 -                  -
   Policyholder charges (Note 3)                        (2,834)           (3,256)           (4,660)            (2,007)
                                                ---------------  ----------------  ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (1,158,490)         (701,139)       (1,516,180)          (306,131)
                                                ---------------  ----------------  ---------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (927,547)         (730,039)       (1,376,659)          (234,182)

NET ASSETS BEGINNING OF PERIOD                       7,411,867         3,604,490         7,311,806          4,696,867
                                                ---------------  ----------------  ---------------- ------------------

NET ASSETS END OF PERIOD                           $ 6,484,320       $ 2,874,451       $ 5,935,147        $ 4,462,685
----------------------------------------------  ===============  ================  ================ ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 681,312           366,316           538,606            428,197

      Units Issued                                     119,969            58,262            49,564            930,682
      Units Redeemed                                  (226,700)         (133,608)         (164,168)          (957,026)
                                                ---------------  ----------------  ---------------- ------------------

Units Outstanding at December 31, 2005                 574,581           290,970           424,002            401,853
                                                ===============  ================  ================ ==================



                                                   JNL/Select          JNL/T.Rowe
                                                      Value         Price Established
                                                    Portfolio       Growth Portfolio
                                                ------------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ 7,377          $ (37,143)
   Net realized gain on investments                        22,475             62,840
   Net change in unrealized appreciation
      (depreciation) on investments                        (2,955)           394,841
                                                ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         26,897            420,538
                                                ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                          111             35,710
   Surrenders and terminations                            (25,950)          (617,432)
   Transfers between portfolios                           174,183          3,466,911
   Net annuitization transactions                               -                  -
   Policyholder charges (Note 3)                              (77)            (1,531)
                                                ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  148,267          2,883,658
                                                ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     175,164          3,304,196

NET ASSETS BEGINNING OF PERIOD                            295,630            630,050
                                                ------------------  -----------------

NET ASSETS END OF PERIOD                                $ 470,794        $ 3,934,246
----------------------------------------------  ==================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     25,770             57,571

      Units Issued                                         19,067            371,275
      Units Redeemed                                       (6,320)           (84,881)
                                                ------------------  -----------------

Units Outstanding at December 31, 2005                     38,517            343,965
                                                ==================  =================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                              JNL/T. Rowe         JNL/T.Rowe
                                             Price Mid-Cap        Price Value
                                           Growth Portfolio        Portfolio
                                           ------------------  ------------------
OPERATIONS
   Net investment income (loss)                    $ (95,983)            $ 5,878
   Net realized gain on investments                1,071,847              49,857
   Net change in unrealized (depreciation)
      on investments                                (128,015)             (5,229)
                                           ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   847,849              50,506
                                           ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                  69,829              23,779
   Surrenders and terminations                    (1,481,193)           (216,491)
   Transfers between portfolios                     (700,481)            378,070
   Net annuitization transactions                    (34,623)                  -
   Policyholder charges (Note 3)                      (3,483)               (410)
                                           ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          (2,149,951)            184,948
                                           ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS             (1,302,102)            235,454

NET ASSETS BEGINNING OF PERIOD                     8,665,499             835,425
                                           ------------------  ------------------

NET ASSETS END OF PERIOD                         $ 7,363,397         $ 1,070,879
------------------------------------------ ==================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               550,002              73,976

      Units Issued                                    61,951              56,879
      Units Redeemed                                (196,154)            (40,174)
                                           ------------------  ------------------

Units Outstanding at December 31, 2005               415,799              90,681
                                           ==================  ==================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                         JNL/              JNL/AIM             JNL/              JNL/
                                                    AIM Large Cap      Premier Equity      AIM Small Cap     Alger Growth
                                                   Growth Portfolio   II Portfolio (b)    Growth Portfolio   Portfolio (a)
                                                  ------------------- ------------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                            $ (32,230)          $ (2,786)        $ (22,949)            $ (40)
   Net realized gain (loss) on investments                    49,401             44,361            30,015               (28)
   Net change in unrealized appreciation
      (depreciation) on investments                          142,939            (61,686)           35,843               497
                                                  ------------------- ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           160,110            (20,111)           42,909               429
                                                  ------------------- ------------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         197,378             46,554           153,459             9,013
   Surrenders and terminations                              (166,848)           (13,506)         (162,251)             (620)
   Transfers between portfolios                              905,255           (774,857)          435,185             1,442
   Net annuitization transactions                                  -                  -                 -                 -
   Policyholder charges (Note 3)                                (434)               (46)             (468)                -
                                                  ------------------- ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     935,351           (741,855)          425,925             9,835
                                                  ------------------- ------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      1,095,461           (761,966)          468,834            10,264

NET ASSETS BEGINNING OF PERIOD                             1,317,755            761,966         1,086,023                 -
                                                  ------------------- ------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                 $ 2,413,216                $ -       $ 1,554,857          $ 10,264
------------------------------------------------  =================== ==================  ================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                       134,552             83,494            99,268                 -

      Units Issued                                           192,767             16,147           135,452             1,107
      Units Redeemed                                         (99,907)           (99,641)          (99,707)             (147)
                                                  ------------------- ------------------  ----------------  ----------------

Units Outstanding at December 31, 2004                       227,412                  -           135,013               960
                                                  =================== ==================  ================  ================



                                                        JNL/                JNL/                JNL/                JNL/
                                                  Alliance Capital       Eagle Core        Eagle SmallCap       FMR Balanced
                                                  Growth Portfolio    Equity Portfolio (a)Equity Portfolio (a) Portfolio (a)
                                                  ------------------  ------------------  ------------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ (50,611)          $ (13,988)             $ (268)             $ 491
   Net realized gain (loss) on investments                  227,127             (10,151)               (239)               761
   Net change in unrealized appreciation
      (depreciation) on investments                          (2,540)            327,518               9,306              4,967
                                                  ------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          173,976             303,379               8,799              6,219
                                                  ------------------  ------------------  ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         98,019              78,423              16,747              6,390
   Surrenders and terminations                             (567,735)           (411,638)               (303)            (1,011)
   Transfers between portfolios                            (397,682)          4,591,657              88,969             60,589
   Net annuitization transactions                            20,947                   -                   -                  -
   Policyholder charges (Note 3)                             (2,538)             (1,392)                  -                  -
                                                  ------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (848,989)          4,257,050             105,413             65,968
                                                  ------------------  ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      (675,013)          4,560,429             114,212             72,187

NET ASSETS BEGINNING OF PERIOD                            4,576,359                   -                   -                  -
                                                  ------------------  ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                $ 3,901,346         $ 4,560,429           $ 114,212           $ 72,187
------------------------------------------------  ==================  ==================  ==================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      517,723                   -                   -                  -

      Units Issued                                           86,505             525,751              10,918              9,640
      Units Redeemed                                       (182,784)           (101,373)               (884)            (3,005)
                                                  ------------------  ------------------  ------------------  -----------------

Units Outstanding at December 31, 2004                      421,444             424,378              10,034              6,635
                                                  ==================  ==================  ==================  =================



                                                         JNL/               JNL/Janus
                                                      FMR Capital        Growth & Income
                                                  Growth Portfolio (a)    Portfolio (b)
                                                  -------------------- --------------------
OPERATIONS
   Net investment income (loss)                                $ (117)            $ (6,795)
   Net realized gain (loss) on investments                         29              441,622
   Net change in unrealized appreciation
      (depreciation) on investments                             2,503             (521,882)
                                                  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              2,415              (87,055)
                                                  -------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            2,271               85,288
   Surrenders and terminations                                   (299)            (255,811)
   Transfers between portfolios                                22,328           (4,956,599)
   Net annuitization transactions                                   -                    -
   Policyholder charges (Note 3)                                    -                 (650)
                                                  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       24,300           (5,127,772)
                                                  -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                          26,715           (5,214,827)

NET ASSETS BEGINNING OF PERIOD                                      -            5,214,827
                                                  -------------------- --------------------

NET ASSETS END OF PERIOD                                     $ 26,715                  $ -
------------------------------------------------  ==================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -              803,458

      Units Issued                                              2,333               92,516
      Units Redeemed                                              (27)            (895,974)
                                                  -------------------- --------------------

Units Outstanding at December 31, 2004                          2,306                    -
                                                  ==================== ====================

(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30,2004.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                   JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard         JNL/Lazard
                                                  International     International         Mid Cap          Small Cap
                                                 Equity Portfolio  Value Portfolio    Value Portfolio   Value Portfolio
                                                 ----------------- ----------------- ------------------ -----------------
OPERATIONS
   Net investment loss                                   $ (8,886)         $ (7,913)         $ (93,098)        $ (84,405)
   Net realized gain (loss) on investments                145,074           173,692          1,335,771         1,059,839
   Net change in unrealized appreciation
      (depreciation) on investments                       179,746           271,024            159,362          (279,282)
                                                 ----------------- ----------------- ------------------ -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        315,934           436,803          1,402,035           696,152
                                                 ----------------- ----------------- ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       60,777           144,864            361,005           303,573
   Surrenders and terminations                           (550,043)         (258,963)          (969,861)         (704,409)
   Transfers between portfolios                          (148,374)          806,191           (400,324)           16,097
   Net annuitization transactions                               -                 -                  -             5,878
   Policyholder charges (Note 3)                           (1,137)             (695)            (2,658)           (2,248)
                                                 ----------------- ----------------- ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (638,777)          691,397         (1,011,838)         (381,109)
                                                 ----------------- ----------------- ------------------ -----------------

NET INCREASE IN NET ASSETS                               (322,843)        1,128,200            390,197           315,043

NET ASSETS BEGINNING OF PERIOD                          2,660,917         1,574,573          7,091,001         6,072,503
                                                 ----------------- ----------------- ------------------ -----------------

NET ASSETS END OF PERIOD                              $ 2,338,074       $ 2,702,773        $ 7,481,198       $ 6,387,546
-----------------------------------------------  ================= ================= ================== =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    313,057           198,040            528,274           490,762

      Units Issued                                        198,354           372,749            163,801           220,037
      Units Redeemed                                     (271,381)         (289,178)          (238,442)         (256,627)
                                                 ----------------- ----------------- ------------------ -----------------

Units Outstanding at December 31, 2004                    240,030           281,611            453,633           454,172
                                                 ================= ================= ================== =================


                                                                                                                 JNL/MCM
                                                      JNL/MCM             JNL/MCM             JNL/MCM            Enhanced
                                                     Bond Index       Communications      Consumer Brands     S&P 500 Stock
                                                   Portfolio (a)     Sector Portfolio    Sector Portfolio    Index Portfolio
                                                 ------------------- ------------------  ------------------ -------------------
OPERATIONS
   Net investment loss                                       $ (919)            $ (965)             $ (450)             $ (276)
   Net realized gain (loss) on investments                      471             (1,191)                (31)              9,600
   Net change in unrealized appreciation
      (depreciation) on investments                           4,700              4,249               2,893               1,867
                                                 ------------------- ------------------  ------------------ -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            4,252              2,093               2,412              11,191
                                                 ------------------- ------------------  ------------------ -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        338,161              8,362               8,354              31,947
   Surrenders and terminations                              (27,934)           (95,036)             (6,686)           (133,775)
   Transfers between portfolios                             103,612            149,827              27,262             136,622
   Net annuitization transactions                                 -                  -                   -                   -
   Policyholder charges (Note 3)                                (22)                (8)                (11)                  -
                                                 ------------------- ------------------  ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    413,817             63,145              28,919              34,794
                                                 ------------------- ------------------  ------------------ -------------------

NET INCREASE IN NET ASSETS                                  418,069             65,238              31,331              45,985

NET ASSETS BEGINNING OF PERIOD                                    -                  -               5,049                   -
                                                 ------------------- ------------------  ------------------ -------------------

NET ASSETS END OF PERIOD                                  $ 418,069           $ 65,238            $ 36,380            $ 45,985
-----------------------------------------------  =================== ==================  ================== ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                            -                  -                 496                   -

      Units Issued                                           43,395             28,509               3,458              40,789
      Units Redeemed                                         (2,728)           (23,240)               (660)            (36,604)
                                                 ------------------- ------------------  ------------------ -------------------

Units Outstanding at December 31, 2004                       40,667              5,269               3,294               4,185
                                                 =================== ==================  ================== ===================



                                                      JNL/MCM            JNL/MCM
                                                     Financial         Healthcare
                                                  Sector Portfolio   Sector Portfolio
                                                 ------------------- ----------------
OPERATIONS
   Net investment loss                                     $ (1,026)        $ (3,034)
   Net realized gain (loss) on investments                   (1,079)          (2,773)
   Net change in unrealized appreciation
      (depreciation) on investments                          11,251            7,186
                                                 ------------------- ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            9,146            1,379
                                                 ------------------- ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         49,044           82,666
   Surrenders and terminations                              (12,298)         (14,024)
   Transfers between portfolios                              97,495          214,988
   Net annuitization transactions                                 -                -
   Policyholder charges (Note 3)                                (26)              (2)
                                                 ------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    134,215          283,628
                                                 ------------------- ----------------

NET INCREASE IN NET ASSETS                                  143,361          285,007

NET ASSETS BEGINNING OF PERIOD                                5,048           15,246
                                                 ------------------- ----------------

NET ASSETS END OF PERIOD                                  $ 148,409        $ 300,253
-----------------------------------------------  =================== ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          493            1,492

      Units Issued                                           19,606           38,758
      Units Redeemed                                         (7,125)         (11,424)
                                                 ------------------- ----------------

Units Outstanding at December 31, 2004                       12,974           28,826
                                                 =================== ================


(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                      JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                                   International          JNL 5             Oil & Gas        S&P 400 Mid Cap
                                                 Index Portfolio (a)  Portfolio (b)     Sector Portfolio    Index Portfolio (a)
                                                 ------------------  -----------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ (1,814)             $ 470            $ (2,495)            $ (2,942)
   Net realized gain (loss) on investments                     821                 14              11,977                  590
   Net change in unrealized appreciation
     (depreciation) on investments                          60,382             11,733              38,901               69,561
                                                 ------------------  -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          59,389             12,217              48,383               67,209
                                                 ------------------  -----------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       332,608            291,840              73,873              429,634
   Surrenders and terminations                              (9,808)              (104)           (114,664)             (26,471)
   Transfers between portfolios                            121,177            118,280             392,428              212,055
   Net annuitization transactions                                -                  -                                        -
   Policyholder charges (Note 3)                               (31)                 -                 (47)                 (20)
                                                 ------------------  -----------------  ------------------  -------------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   443,946            410,016             351,590              615,198
                                                 ------------------  -----------------  ------------------  -------------------

NET INCREASE IN NET ASSETS                                 503,335            422,233             399,973              682,407

NET ASSETS BEGINNING OF PERIOD                                   -                  -               7,207                    -
                                                 ------------------  -----------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 503,335          $ 422,233           $ 407,180            $ 682,407
-----------------------------------------------  ==================  =================  ==================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                  -                 684                    -

      Units Issued                                          45,039             38,406              48,498               65,855
      Units Redeemed                                        (2,044)               (10)            (19,764)              (5,441)
                                                 ------------------  -----------------  ------------------  -------------------

Units Outstanding at December 31, 2004                      42,995             38,396              29,418               60,414
                                                 ==================  =================  ==================  ===================


                                                       JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                                       S&P 500            Small Cap          Technology         The Dow SM
                                                 Index Portfolio (a)   Index Portfolio (a)Sector Portfolio     10 Portfolio
                                                 --------------------  -----------------  -----------------  ------------------
OPERATIONS
   Net investment income (loss)                              $ 2,479           $ (2,051)            $ (536)          $ (66,486)
   Net realized gain (loss) on investments                   (23,630)             2,281             (9,350)            259,251
   Net change in unrealized appreciation
     (depreciation) on investments                            38,523             54,510              2,346             (97,354)
                                                 --------------------  -----------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            17,372             54,740             (7,540)             95,411
                                                 --------------------  -----------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         560,211            360,842             14,841           1,140,317
   Surrenders and terminations                              (102,415)           (17,203)            (5,240)           (372,633)
   Transfers between portfolios                              257,392             98,264             35,930              40,512
   Net annuitization transactions                                  -                  -                  -              41,893
   Policyholder charges (Note 3)                                 (15)               (18)                (3)             (1,317)
                                                 --------------------  -----------------  -----------------  ------------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     715,173            441,885             45,528             848,772
                                                 --------------------  -----------------  -----------------  ------------------

NET INCREASE IN NET ASSETS                                   732,545            496,625             37,988             944,183

NET ASSETS BEGINNING OF PERIOD                                     -                  -                  -           4,836,755
                                                 --------------------  -----------------  -----------------  ------------------

NET ASSETS END OF PERIOD                                   $ 732,545          $ 496,625           $ 37,988         $ 5,780,938
-----------------------------------------------  ====================  =================  =================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                  -                  -             507,880

      Units Issued                                           181,766             47,886             26,495             432,812
      Units Redeemed                                        (114,675)            (4,868)           (22,711)           (340,432)
                                                 --------------------  -----------------  -----------------  ------------------

Units Outstanding at December 31, 2004                        67,091             43,018              3,784             600,260
                                                 ====================  =================  =================  ==================



                                                                         JNL/
                                                     JNL/MCM         Oppenheimer
                                                       VIP          Global Growth
                                                  Portfolio (b)       Portfolio
                                                 ----------------- -----------------
OPERATIONS
   Net investment income (loss)                               $ 2         $ (31,813)
   Net realized gain (loss) on investments                      3            75,814
   Net change in unrealized appreciation
     (depreciation) on investments                          2,407           355,949
                                                 ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          2,412           399,950
                                                 ----------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        7,081           222,871
   Surrenders and terminations                                (12)         (135,126)
   Transfers between portfolios                            42,674         1,130,982
   Net annuitization transactions                               -                 -
   Policyholder charges (Note 3)                                -              (763)
                                                 ----------------- -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   49,743         1,217,964
                                                 ----------------- -----------------

NET INCREASE IN NET ASSETS                                 52,155         1,617,914

NET ASSETS BEGINNING OF PERIOD                                  -         1,862,888
                                                 ----------------- -----------------

NET ASSETS END OF PERIOD                                 $ 52,155       $ 3,480,802
-----------------------------------------------  ================= =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          -           184,089

      Units Issued                                          4,946           211,519
      Units Redeemed                                           (2)          (99,553)
                                                 ----------------- -----------------

Units Outstanding at December 31, 2004                      4,944           296,055
                                                 ================= =================


(a)  Commencement of operations April 30, 2004.
(b)  Inception date October 1, 2004.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                                                          JNL/
                                                      JNL/           JNL/PIMCO         PPM America
                                                   Oppenheimer      Total Return       High Yield        JNL/Putnam
                                                 Growth Portfolio  Bond Portfolio    Bond Portfolio (b)Equity Portfolio
                                                 ---------------- -----------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                        $ (10,234)          $ 2,864           $ 7,089         $ (42,307)
   Net realized gain (loss) on investments                22,366           445,366            (4,395)          252,481
   Net change in unrealized appreciation
      (depreciation) on investments                        3,376           (68,628)                -           249,618
                                                 ---------------- -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        15,508           379,602             2,694           459,792
                                                 ---------------- -----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                      40,139         1,031,605            43,393           127,659
   Surrenders and terminations                           (99,173)       (2,254,295)          (26,256)         (802,255)
   Transfers between portfolios                           73,164        (1,321,077)          (19,831)         (234,101)
   Net annuitization transactions                          5,878            62,840                 -                 -
   Policyholder charges (Note 3)                            (256)           (6,089)                -            (3,172)
                                                 ---------------- -----------------  ----------------  ----------------
NET DECREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  19,752        (2,487,016)           (2,694)         (911,869)
                                                 ---------------- -----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     35,260        (2,107,414)                -          (452,077)

NET ASSETS BEGINNING OF PERIOD                           653,430        15,383,133                 -         4,907,298
                                                 ---------------- -----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                               $ 688,690      $ 13,275,719               $ -       $ 4,455,221
-----------------------------------------------  ================ =================  ================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    82,999         1,133,980                 -           601,004

      Units Issued                                        38,765           229,342            16,352           112,245
      Units Redeemed                                     (36,566)         (412,211)          (16,352)         (223,270)
                                                 ---------------- -----------------  ----------------  ----------------

Units Outstanding at December 31, 2004                    85,198           951,111                 -           489,979
                                                 ================ =================  ================  ================



                                                    JNL/Putnam         JNL/Putnam           JNL/S&P             JNL/S&P
                                                      Midcap          Value Equity     Aggressive Growth      Conservative
                                                 Growth Portfolio      Portfolio       Portfolio II (a)    Growth Portfolio II (a)
                                                 ------------------ -----------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                          $ (18,321)        $ (15,667)           $ 11,921            $ 182,346
   Net realized gain (loss) on investments                  89,315           235,907            (633,986)             128,269
   Net change in unrealized appreciation
      (depreciation) on investments                        105,121           213,600             615,180             (362,340)
                                                 ------------------ -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         176,115           433,840              (6,885)             (51,725)
                                                 ------------------ -----------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        28,361            69,732             105,756            1,041,321
   Surrenders and terminations                            (169,344)       (1,298,595)           (198,372)            (635,178)
   Transfers between portfolios                             38,478          (412,027)         (3,715,764)         (13,560,688)
   Net annuitization transactions                                -            41,893                   -                    -
   Policyholder charges (Note 3)                              (631)           (3,213)               (703)              (1,043)
                                                 ------------------ -----------------  ------------------  -------------------
NET DECREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (103,136)       (1,602,210)         (3,809,083)         (13,155,588)
                                                 ------------------ -----------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                       72,979        (1,168,370)         (3,815,968)         (13,207,313)

NET ASSETS BEGINNING OF PERIOD                           1,252,342         6,862,430           3,815,968           13,207,313
                                                 ------------------ -----------------  ---------------------------------------

NET ASSETS END OF PERIOD                               $ 1,325,321       $ 5,694,060                 $ -                  $ -
-----------------------------------------------  ================== =================  ==================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     174,036           746,206             408,574            1,406,981

      Units Issued                                         102,146           137,217              39,447              206,953
      Units Redeemed                                      (118,572)         (310,780)           (448,021)          (1,613,934)
                                                 ------------------ -----------------  ------------------  -------------------

Units Outstanding at December 31, 2004                     157,610           572,643                   -                    -
                                                 ================== =================  ==================  ===================



                                                     JNL/S&P         JNL/S&P
                                                  Core Index 50    Core Index 75
                                                    Portfolio       Portfolio
                                                 ----------------  -------------
OPERATIONS
   Net investment income (loss)                              $ -            $ -
   Net realized gain (loss) on investments                     -              -
   Net change in unrealized appreciation
      (depreciation) on investments                            -              -
                                                 ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             -              -
                                                 ----------------  -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                           -              -
   Surrenders and terminations                                 -              -
   Transfers between portfolios                                -              -
   Net annuitization transactions                              -              -
   Policyholder charges (Note 3)                               -              -
                                                 ----------------  -------------
NET DECREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       -              -
                                                 ----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS                          -              -

NET ASSETS BEGINNING OF PERIOD                                 -              -
                                                 ----------------  -------------

NET ASSETS END OF PERIOD                                     $ -            $ -
-----------------------------------------------  ================  =============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         -              -

      Units Issued                                             -              -
      Units Redeemed                                           -              -
                                                 ----------------  -------------

Units Outstanding at December 31, 2004                         -              -
                                                 ================  =============

(a)  Period from January 1, 2004 through April 30, 2004.
(b)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                     JNL/S&P        JNL/S&P Equity        JNL/S&P Equity         JNL/S&P
                                                  Core Index 100   Aggressive Growth        Aggressive        Equity Growth
                                                  Portfolio (d)     Portfolio I (d)    Growth Portfolio II (c)Portfolio I (d)
                                                 ----------------- ------------------  ---------------------  ---------------
OPERATIONS
   Net investment income (loss)                              $ 91          $ (10,388)              $ (7,831)       $ (36,355)
   Net realized gain (loss) on investments                  1,018             49,815               (420,650)         139,277
   Net change in unrealized appreciation
      on investments                                            -                  -                416,151                -
                                                 ----------------- ------------------  ---------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          1,109             39,427                (12,330)         102,922
                                                 ----------------- ------------------  ---------------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            -             27,837                 49,415           59,985
   Surrenders and terminations                                  -           (119,650)               (30,474)        (205,568)
   Transfers between portfolios                            (1,109)            52,835             (1,566,193)          43,700
   Net annuitization transactions                               -                  -                      -                -
   Policyholder charges (Note 3)                                -               (449)                  (168)          (1,039)
                                                 ----------------- ------------------  ---------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (1,109)           (39,427)            (1,547,420)        (102,922)
                                                 ----------------- ------------------  ---------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                           -                  -             (1,559,750)               -

NET ASSETS BEGINNING OF PERIOD                                  -                  -              1,559,750                -
                                                 ----------------- ------------------  ---------------------  ---------------

NET ASSETS END OF PERIOD                                      $ -                $ -                    $ -              $ -
------------------------------------------------ ================= ==================  =====================  ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          -                  -                158,394                -

      Units Issued                                          3,929            201,969                 42,143          708,598
      Units Redeemed                                       (3,929)          (201,969)              (200,537)        (708,598)
                                                 ----------------- ------------------  ---------------------  ---------------

Units Outstanding at December 31, 2004                          -                  -                      -                -
                                                 ================= ==================  =====================  ===============



                                                                          JNL/S&P            JNL/S&P
                                                      JNL/S&P             Managed            Managed            JNL/S&P
                                                   Equity Growth         Aggressive        Conservative     Managed Growth
                                                 Portfolio II (c)    Growth Portfolio (a) Portfolio (b)      Portfolio (a)
                                                 ------------------  ------------------- -----------------  ----------------
OPERATIONS
   Net investment income (loss)                          $ (25,671)           $ (60,602)           $ (611)        $ (88,958)
   Net realized gain (loss) on investments              (1,518,532)              17,800               109           129,866
   Net change in unrealized appreciation
      on investments                                     1,502,204            1,290,673             4,583         1,829,930
                                                 ------------------  ------------------- -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (41,999)           1,247,871             4,081         1,870,838
                                                 ------------------  ------------------- -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       421,550              111,690           477,989           623,057
   Surrenders and terminations                            (437,799)            (499,584)          (15,000)       (1,656,759)
   Transfers between portfolios                         (6,330,990)          13,958,648           164,676        19,600,346
   Net annuitization transactions                                -                    -                 -                 -
   Policyholder charges (Note 3)                            (1,024)              (2,128)                -            (5,135)
                                                 ------------------  ------------------- -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (6,348,263)          13,568,626           627,665        18,561,509
                                                 ------------------  ------------------- -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   (6,390,262)          14,816,497           631,746        20,432,347

NET ASSETS BEGINNING OF PERIOD                           6,390,262                    -                 -                 -
                                                 ------------------  ------------------- -----------------  ----------------

NET ASSETS END OF PERIOD                                       $ -         $ 14,816,497         $ 631,746      $ 20,432,347
------------------------------------------------ ==================  =================== =================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     705,253                    -                 -                 -

      Units Issued                                         142,775            1,459,732            63,270         2,126,544
      Units Redeemed                                      (848,028)            (124,379)           (1,475)         (269,037)
                                                 ------------------  ------------------- -----------------  ----------------

Units Outstanding at December 31, 2004                           -            1,335,353            61,795         1,857,507
                                                 ==================  =================== =================  ================


                                                      JNL/S&P             JNL/S&P
                                                      Managed             Managed
                                                     Moderate             Moderate
                                                   Portfolio (b)     Growth Portfolio (a)
                                                 ------------------  -------------------
OPERATIONS
   Net investment income (loss)                             $ (115)            $ (4,603)
   Net realized gain (loss) on investments                       2              251,575
   Net change in unrealized appreciation
      on investments                                         1,605              908,533
                                                 ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,492            1,155,505
                                                 ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       105,376              490,750
   Surrenders and terminations                                (150)          (1,848,351)
   Transfers between portfolios                             15,797           14,366,361
   Net annuitization transactions                                -                    -
   Policyholder charges (Note 3)                                 -               (3,420)
                                                 ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   121,023           13,005,340
                                                 ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      122,515           14,160,845

NET ASSETS BEGINNING OF PERIOD                                   -                    -
                                                 ------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 122,515         $ 14,160,845
------------------------------------------------ ==================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                    -

      Units Issued                                          12,021            1,550,380
      Units Redeemed                                           (15)            (247,391)
                                                 ------------------  -------------------

Units Outstanding at December 31, 2004                      12,006            1,302,989
                                                 ==================  ===================

(a)  Commencement of operations April 30, 2004.
(b)  Inception date October 1, 2004.
(c)  Period from January 1, 2004 through April 30, 2004.
(d)  Period from May 1, 2004 through October 1, 2004.



                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                      JNL/S&P                                                          JNL/
                                                      Moderate         JNL/S&P Very            JNL/S&P           Salomon Brothers
                                                       Growth        Aggressive Growth     Very Aggressive           Balanced
                                                  Portfolio II (b)    Portfolio I (d)   Growth Portfolio II (b)   Portfolio (c)
                                                 ------------------- ------------------ -----------------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ 172,488          $ (12,621)              $ (10,731)         $ 159,385
   Net realized gain (loss) on investments                 (720,137)            57,542                (561,516)           425,866
   Net change in unrealized appreciation
      (depreciation) on investments                         529,416                  -                 573,785           (461,347)
                                                 ------------------- ------------------ -----------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (18,233)            44,921                   1,538            123,904
                                                 ------------------- ------------------ -----------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        574,755                 44                     535            370,166
   Surrenders and terminations                             (722,948)           (34,397)                 (4,076)          (715,527)
   Transfers between portfolios                         (19,161,501)           (10,151)             (2,114,515)        (6,065,921)
   Net annuitization transactions                                 -                  -                       -                  -
   Policyholder charges (Note 3)                             (2,841)              (417)                   (290)            (2,037)
                                                 ------------------- ------------------ -----------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (19,312,535)           (44,921)             (2,118,346)        (6,413,319)
                                                 ------------------- ------------------ -----------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   (19,330,768)                 -              (2,116,808)        (6,289,415)

NET ASSETS BEGINNING OF PERIOD                           19,330,768                  -               2,116,808          6,289,415
                                                 ------------------- ------------------ -----------------------  -----------------

NET ASSETS END OF PERIOD                                        $ -                $ -                     $ -                $ -
-----------------------------------------------  =================== ================== =======================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    1,908,212                  -                 203,859            571,985

      Units Issued                                          156,284            215,546                   1,747            142,805
      Units Redeemed                                     (2,064,496)          (215,546)               (205,606)          (714,790)
                                                 ------------------- ------------------ -----------------------  -----------------

Units Outstanding at December 31, 2004                            -                  -                       -                  -
                                                 =================== ================== =======================  =================



                                                                                            JNL/Salomon
                                                        JNL/                JNL/              Brothers
                                                  Salomon Brothers    Salomon Brothers    U.S. Government      JNL/Select
                                                     High Yield          Strategic           & Quality          Balanced
                                                   Bond Portfolio      Bond Portfolio    Bond Portfolio (a)  Portfolio (a)
                                                 -------------------  -----------------  ------------------- ---------------
OPERATIONS
   Net investment income (loss)                            $ 34,191           $ 98,990              $ 4,722       $ (19,717)
   Net realized gain (loss) on investments                  144,644            101,980                  785          48,465
   Net change in unrealized appreciation
      (depreciation) on investments                         160,820            (49,286)              (5,067)        314,852
                                                 -------------------  -----------------  ------------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          339,655            151,684                  440         343,600
                                                 -------------------  -----------------  ------------------- ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        398,775            546,757               59,379          64,682
   Surrenders and terminations                           (1,707,071)          (448,435)              (1,656)       (188,953)
   Transfers between portfolios                             633,700            128,048               59,020       7,193,211
   Net annuitization transactions                                 -                  -                    -               -
   Policyholder charges (Note 3)                             (2,189)            (1,018)                   -            (673)
                                                 -------------------  -----------------  ------------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (676,785)           225,352              116,743       7,068,267
                                                 -------------------  -----------------  ------------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                      (337,130)           377,036              117,183       7,411,867

NET ASSETS BEGINNING OF PERIOD                            6,370,556          2,935,424                    -               -
                                                 -------------------  -----------------  ------------------- ---------------

NET ASSETS END OF PERIOD                                $ 6,033,426        $ 3,312,460            $ 117,183     $ 7,411,867
-----------------------------------------------  ===================  =================  =================== ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      527,018            223,316                    -               -

      Units Issued                                          290,380             97,043               19,020         713,940
      Units Redeemed                                       (349,215)           (81,091)              (7,692)        (32,628)
                                                 -------------------  -----------------  ------------------- ---------------

Units Outstanding at December 31, 2004                      468,183            239,268               11,328         681,312
                                                 ===================  =================  =================== ===============



                                                    JNL/Select          JNL/Select
                                                      Global             Large Cap
                                                 Growth Portfolio    Growth Portfolio
                                                 ------------------  ------------------
OPERATIONS
   Net investment income (loss)                          $ (56,478)         $ (111,959)
   Net realized gain (loss) on investments                 275,306             446,493
   Net change in unrealized appreciation
      (depreciation) on investments                        156,199             376,192
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         375,027             710,726
                                                 ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       106,893             160,814
   Surrenders and terminations                          (1,000,179)         (1,045,102)
   Transfers between portfolios                           (398,982)         (1,053,876)
   Net annuitization transactions                                -                   -
   Policyholder charges (Note 3)                            (4,013)             (5,363)
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (1,296,281)         (1,943,527)
                                                 ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (921,254)         (1,232,801)

NET ASSETS BEGINNING OF PERIOD                           4,525,744           8,544,607
                                                 ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 3,604,490         $ 7,311,806
-----------------------------------------------  ==================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     504,546             692,407

      Units Issued                                         263,388              97,148
      Units Redeemed                                      (401,618)           (250,949)
                                                 ------------------  ------------------

Units Outstanding at December 31, 2004                     366,316             538,606
                                                 ==================  ==================


(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.
(c)  Period from January 1, 2004 through October 1, 2004.
(d)  Period from May 1, 2004 through October 1, 2004.



                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
Statements of Changes in Net Assets
For the Period Ended December 31, 2004



                                                  JNL/Select         JNL/Select         JNL/T. Rowe
                                                 Money Market          Value         Price Established
                                                   Portfolio       Portfolio (a)     Growth Portfolio (a)
                                                ----------------  -----------------  -------------------
OPERATIONS
   Net investment income (loss)                       $ (41,771)            $ (217)               $ 303
   Net realized gain on investments                           -              4,322                   62
   Net change in unrealized appreciation
      on investments                                          -             17,116               36,161
                                                ----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (41,771)            21,221               36,526
                                                ----------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                  3,030,319             47,518              155,380
   Surrenders and terminations                       (3,101,244)           (34,372)            (448,051)
   Transfers between portfolios                         413,856            261,283              886,239
   Net annuitization transactions                        41,893                  -                    -
   Policyholder charges (Note 3)                         (2,797)               (20)                 (44)
                                                ----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                382,027            274,409              593,524
                                                ----------------  -----------------  -------------------

NET INCREASE IN NET ASSETS                              340,256            295,630              630,050

NET ASSETS BEGINNING OF PERIOD                        4,356,611                  -                    -
                                                ----------------  -----------------  -------------------

NET ASSETS END OF PERIOD                            $ 4,696,867          $ 295,630            $ 630,050
----------------------------------------------- ================  =================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  394,327                  -                    -

      Units Issued                                    1,339,599             30,611               57,755
      Units Redeemed                                 (1,305,729)            (4,841)                (184)
                                                ----------------  -----------------  -------------------

Units Outstanding at December 31, 2004                  428,197             25,770               57,571
                                                ================  =================  ===================



                                                   JNL/T. Rowe        JNL/T. Rowe
                                                  Price Mid-Cap       Price Value
                                                 Growth Portfolio    Portfolio (a)
                                                ------------------- -----------------
OPERATIONS
   Net investment income (loss)                         $ (115,176)          $ 1,457
   Net realized gain on investments                        769,202               501
   Net change in unrealized appreciation
      on investments                                       525,620            62,514
                                                ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       1,179,646            64,472
                                                ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       472,427           210,266
   Surrenders and terminations                            (411,613)          (24,358)
   Transfers between portfolios                           (306,403)          585,068
   Net annuitization transactions                            5,039                 -
   Policyholder charges (Note 3)                            (3,754)              (23)
                                                ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (244,304)          770,953
                                                ------------------- -----------------

NET INCREASE IN NET ASSETS                                 935,342           835,425

NET ASSETS BEGINNING OF PERIOD                           7,730,157                 -
                                                ------------------- -----------------

NET ASSETS END OF PERIOD                               $ 8,665,499         $ 835,425
----------------------------------------------- =================== =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     570,497                 -

      Units Issued                                         145,868            80,880
      Units Redeemed                                      (166,363)           (6,904)
                                                ------------------- -----------------

Units Outstanding at December 31, 2004                     550,002            73,976
                                                =================== =================


(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson
National Separate Account III (the "Separate Account") on October 23, 1997. The
Separate Account commenced operations on April 13, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained fifty-two (52) Portfolios during 2005, but currently contains fifty
(50) Portfolios as of December 31, 2005, each of which invests in the following mutual funds ("Funds"):

-----------------------------------------------------------------------------------------------------------------
                           JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                            JNL/Oppenheimer Growth Fund
JNL/AIM Real Estate Fund                                 JNL/PIMCO Total Return Bond Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Equity Fund
JNL/Alger Growth Fund                                    JNL/Putnam Midcap Growth Fund
JNL/Alliance Capital Growth Fund (1)                     JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity                                    JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Managed Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/S&P Managed Moderate Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Moderate Growth Fund
JNL/FMR Capital Growth Fund                              JNL/Salomon Brothers High Yield Bond Fund
JNL/JPMorgan International Equity Fund                   JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Value Fund                    JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Balanced Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Global Growth Fund
JNL/MCM Bond Index Fund*                                 JNL/Select Large Cap Growth Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Select Money Market Fund
JNL/MCM International Index Fund*                        JNL/Select Value Fund
JNL/MCM S&P 400 MidCap Fund*                             JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund*                              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund*                            JNL/T. Rowe Price Value Fund
JNL/Oppenheimer Global Growth Fund


-------------------------------------------------------------
                   JNL VARIABLE FUND LLC
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*


                 JNL VARIABLE FUND III LLC
JNL/MCM The Dow SM 10 Fund*(1)





*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1) These funds are no longer available as of December 31, 2005.


NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2005, the following acquisitions were accomplished at no cost to the contract owners:

--------------------------------------------------------------- --------------------------------------------- ---------------------
ACQUIRED PORTFOLIO                                              ACQUIRING PORTFOLIO                           DATE OF ACQUISITION
--------------------------------------------------------------- --------------------------------------------- ---------------------
--------------------------------------------------------------- --------------------------------------------- ---------------------
JNL/Alliance Capital Growth                                     JNL/T. Rowe Price Established Growth Fund     April 28, 2005
--------------------------------------------------------------- --------------------------------------------- ---------------------
--------------------------------------------------------------- --------------------------------------------- ---------------------
JNL/MCM The Dow SM 10 Fund                                      JNL/MCM JNL 5 Fund                            May 2, 2005
--------------------------------------------------------------- --------------------------------------------- ---------------------

During the year ended December 31, 2005, the following Funds changed names:

--------------------------------------------------------------- --------------------------------------------- ---------------------
PRIOR PORTFOLIO NAME                                            CURRENT PORTFOLIO NAME                        EFFECTIVE DATE
--------------------------------------------------------------- --------------------------------------------- ---------------------
--------------------------------------------------------------- --------------------------------------------- ---------------------
JNL/Putnam International Equity Fund                            JNL/JPMorgan International Equity Fund (2)    May 2, 2005
--------------------------------------------------------------- --------------------------------------------- ---------------------
--------------------------------------------------------------- --------------------------------------------- ---------------------
JNL/MCM Energy Sector Fund                                      JNL/MCM Oil & Gas Sector Fund                 May 2, 2005
--------------------------------------------------------------- --------------------------------------------- ---------------------
--------------------------------------------------------------- --------------------------------------------- ---------------------
JNL/MCM Pharmaceutical/Healthcare Sector Fund                   JNL/MCM Healthcare Sector Fund                May 2, 2005
--------------------------------------------------------------- --------------------------------------------- ---------------------

(2) Name change due to change in sub adviser.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.
     The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $50 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended
     December 31, 2005 and 2004, contract maintenance charges were assessed in the amount of $63,854 and $67,898, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
     Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended
     December 31, 2005 and 2004, transfer fee charges were assessed in the amount of $400 and $600, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts. Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National.
     The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance
     Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2005, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------

                                                                            PROCEEDS
                                                          PURCHASES        FROM SALES
JNL/AIM Large Cap Growth Fund                               $   504,473       $  842,256
JNL/AIM Real Estate Fund                                        155,165           51,341
JNL/AIM Small Cap Growth Fund                                   205,788          759,787
JNL/Alger Growth Fund                                           140,754           50,216
JNL/Alliance Capital Growth Fund                                 89,507        3,683,403
JNL/Eagle Core Equity                                           419,871        1,286,745
JNL/Eagle SmallCap Equity Fund                                  131,543           52,615
JNL/FMR Balanced Fund                                            79,744           14,382
JNL/FMR Capital Growth Fund                                      22,053            2,335
JNL/Franklin Templeton Small Cap Value Fund                     176,955           64,452
JNL/Goldman Sachs Mid Cap Value Fund                            386,400          287,797
JNL/JPMorgan International Equity Fund                          478,337        1,029,201
JNL/JPMorgan International Value Fund                         1,200,211        1,470,209
JNL/Lazard Mid Cap Value Fund
                                                              2,450,455        3,564,303
JNL/Lazard Small Cap Value Fund                               1,523,807        3,168,614
JNL/MCM Bond Index Fund                                         329,385          111,727
JNL/MCM Enhanced S&P 500 Stock Index Fund                       215,675           73,225
JNL/MCM International Index Fund                                444,903          225,791
JNL/MCM S&P 400 MidCap Index Fund                               655,554          560,276
JNL/MCM S&P 500 Index Fund                                      572,768          322,188
JNL/MCM Small Cap Index Fund                                    373,900          256,740
JNL/Oppenheimer Global Growth Fund                              555,469        1,407,319


-------------------------------------------------------------------------------------------

                                                                              PROCEEDS
                                                               PURCHASES     FROM SALES
JNL/Oppenheimer Growth Fund                                     $ 854,674       $  826,810
JNL/PIMCO Total Return Bond Fund                                1,172,872        3,771,716
JNL/Putnam Equity Fund                                            593,817        1,478,793
JNL/Putnam Midcap Growth Fund                                     750,883          932.207
JNL/Putnam Value Equity Fund                                      586,587        1,883,750
JNL/S&P Managed Aggressive Growth Fund                            597,375        5,827,758
JNL/S&P Managed Conservative Fund                                 861,548        1,064,714
JNL/S&P Managed Growth Fund                                     1,502,354        6,352,091
JNL/S&P Managed Moderate Fund                                     360,071           57,148
JNL/S&P Managed Moderate Growth Fund                            1,610,379        3,462,170
JNL/Salomon Brothers High Yield Bond Fund                       1,340,875        3,412,789
JNL/Salomon Brothers Strategic Bond Fund                          556,279          898,539
JNL/Salomon Brothers U.S. Government & Quality Bond Fund          149,881           87,066
JNL/Select Balanced Fund
                                                                1,301,832        2,564,672
JNL/Select Global Growth Fund                                     548,422        1,295,492
JNL/Select Large Cap Growth Fund                                  630,745        2,242,543
JNL/Select Money Market Fund                                   10,224,440       10,621,927
JNL/Select Value Fund                                             222,435           80,169
JNL/T. Rowe Price Established Growth Fund                       3,809,223          970,422
JNL/T. Rowe Price Mid-Cap Growth Fund                             997,341        3,262,809
JNL/T. Rowe Price Value Fund                                      641,005          470,669


------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                                                                            PROCEEDS
                                                          PURCHASES        FROM SALES
JNL/MCM Communications Sector Fund                           $   30,346       $   72,964
JNL/MCM Consumer Brands Sector Fund                               6,386           10,852
JNL/MCM Financial Sector Fund                                   110,082          121,028
JNL/MCM Healthcare Sector Fund                                  488,826          443,784


-------------------------------------------------------------------------------------------

                                                                              PROCEEDS
                                                            PURCHASES        FROM SALES
JNL/MCM JNL 5 Fund                                            $ 9,275,847      $ 1,845,936
JNL/MCM Oil & Gas Sector Fund                                     828,683          370,625
JNL/MCM Technology Sector Fund                                    422,014          325,873
JNL/MCM VIP Fund                                                  416,942           48,018


---------------------------------------------------------------------------------------------
                            JNL VARIABLE FUND III LLC
                                                                            PROCEEDS
                                                          PURCHASES        FROM SALES
JNL/MCM The Dow SM 10 Fund                                    $ 276,834      $ 5,743,624


JACKSON NATIONAL SEPARATE ACCOUNT III
Notes to Financial Statements (continued)

NOTE 5 - FINANCIAL HIGHLIGHTS
   The following is a summary for each period in the five year period ended December 31, 2005 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data.

                                                 JNL/               JNL/AIM             JNL/AIM                JNL/
                                            AIM Large Cap        Premier Equity       Real Estate         AIM Small Cap
                                          Growth Portfolio (a) II Portfolio (a)(c)   Portfolio (d)      Growth Portfolio (a)
                                          -------------------  ------------------- -------------------  -------------------

Period ended December 31, 2005

   Unit Value                                    $ 11.210306                  n/a         $ 11.082527          $ 12.300818
   Net Assets (in thousands)                         $ 2,203                  n/a               $ 111              $ 1,105
   Units Outstanding (in thousands)                      196                  n/a                  10                   90
   Total Return****                                    5.64%                  n/a              10.83%                6.81%
   Investment Income Ratio**                           0.03%                  n/a               0.00%                0.00%
   Ratio of Expenses***                                1.50%                  n/a               1.50%                1.50%

Period ended December 31, 2004

   Unit Value                                    $ 10.611815           $ 8.925154                 n/a          $ 11.516498
   Net Assets (in thousands)                         $ 2,413                  $ -                 n/a              $ 1,555
   Units Outstanding (in thousands)                      227                    -                 n/a                  135
   Total Return****                                    8.35%               -2.20%                 n/a                5.26%
   Investment Income Ratio**                           0.00%                0.15%                 n/a                0.00%
   Ratio of Expenses***                                1.50%                1.50%                 n/a                1.50%

Period ended December 31, 2003

   Unit Value                                     $ 9.793633           $ 9.126242                 n/a          $ 10.940581
   Net Assets (in thousands)                         $ 1,318                $ 762                 n/a              $ 1,086
   Units Outstanding (in thousands)                      135                   83                 n/a                   99
   Total Return****                                   28.09%               20.83%                 n/a               36.37%
   Investment Income Ratio**                           0.00%                0.00%                 n/a                0.00%
   Ratio of Expenses***                                1.50%                1.50%                 n/a                1.50%

Period ended December 31, 2002

   Unit Value                                     $ 7.645976           $ 7.552795                 n/a           $ 8.022530
   Net Assets (in thousands)                           $ 163                $ 184                 n/a                $ 227
   Units Outstanding (in thousands)                       21                   24                 n/a                   28
   Total Return****                                  -26.58%              -29.30%                 n/a              -28.40%
   Investment Income Ratio**                           0.00%                0.00%                 n/a                0.00%
   Ratio of Expenses***                                1.50%                1.50%                 n/a                1.50%

Period ended December 31, 2001

   Unit Value                                    $ 10.413719          $ 10.682786                 n/a          $ 11.205131
   Net Assets (in thousands)                            $ 80                  $ 5                 n/a                 $ 16
   Units Outstanding (in thousands)                        8                    -                 n/a                    1
   Total Return****                                   4.14%*               6.83%*                 n/a              12.05%*
   Investment Income Ratio**                           0.00%                0.00%                 n/a                0.00%
   Ratio of Expenses***                                1.50%                1.50%                 n/a                1.50%



                                                JNL/                JNL/                 JNL/                 JNL/
                                            Alger Growth      Alliance Capital        Eagle Core         Eagle SmallCap
                                            Portfolio (b)    Growth Portfolio (e) Equity Portfolio (b) Equity Portfolio (b)
                                          ------------------ -------------------- -------------------  --------------------

Period ended December 31, 2005

   Unit Value                                   $ 11.824461           $ 8.415620         $ 10.943798           $ 11.495622
   Net Assets (in thousands)                          $ 107                  $ -             $ 3,816                 $ 198
   Units Outstanding (in thousands)                       9                    -                 349                    17
   Total Return****                                  10.64%               -9.09%               1.84%                 1.00%
   Investment Income Ratio**                          0.25%                0.05%               0.81%                 0.00%
   Ratio of Expenses***                               1.50%                1.50%               1.50%                 1.50%

Period ended December 31, 2004

   Unit Value                                   $ 10.687581           $ 9.257307         $ 10.746131           $ 11.382005
   Net Assets (in thousands)                           $ 10              $ 3,901             $ 4,560                 $ 114
   Units Outstanding (in thousands)                       1                  421                 424                    10
   Total Return****                                   6.88%                4.73%              7.46%*               13.82%*
   Investment Income Ratio**                          0.01%                0.24%               0.70%                 0.00%
   Ratio of Expenses***                               1.50%                1.50%               1.50%                 1.50%

Period ended December 31, 2003

   Unit Value                                           n/a           $ 8.839572                 n/a                   n/a
   Net Assets (in thousands)                            n/a              $ 4,576                 n/a                   n/a
   Units Outstanding (in thousands)                     n/a                  518                 n/a                   n/a
   Total Return****                                     n/a               22.46%                 n/a                   n/a
   Investment Income Ratio**                            n/a                0.00%                 n/a                   n/a
   Ratio of Expenses***                                 n/a                1.50%                 n/a                   n/a

Period ended December 31, 2002

   Unit Value                                           n/a           $ 7.218330                 n/a                   n/a
   Net Assets (in thousands)                            n/a              $ 4,395                 n/a                   n/a
   Units Outstanding (in thousands)                     n/a                  609                 n/a                   n/a
   Total Return****                                     n/a              -32.06%                 n/a                   n/a
   Investment Income Ratio**                            n/a                0.00%                 n/a                   n/a
   Ratio of Expenses***                                 n/a                1.50%                 n/a                   n/a

Period ended December 31, 2001

   Unit Value                                           n/a          $ 10.623849                 n/a                   n/a
   Net Assets (in thousands)                            n/a              $ 9,460                 n/a                   n/a
   Units Outstanding (in thousands)                     n/a                  890                 n/a                   n/a
   Total Return****                                     n/a              -15.85%                 n/a                   n/a
   Investment Income Ratio**                            n/a                0.05%                 n/a                   n/a
   Ratio of Expenses***                                 n/a                1.50%                 n/a                   n/a



                                              JNL/                JNL/
                                          FMR Balanced         FMR Capital
                                          Portfolio (b)     Growth Portfolio (b)
                                        ------------------  ------------------

Period ended December 31, 2005

   Unit Value                                 $ 11.799444         $ 12.117204
   Net Assets (in thousands)                        $ 150                $ 50
   Units Outstanding (in thousands)                    13                   4
   Total Return****                                 8.45%               4.59%
   Investment Income Ratio**                        0.01%               0.34%
   Ratio of Expenses***                             1.50%               1.50%

Period ended December 31, 2004

   Unit Value                                 $ 10.879700         $ 11.585232
   Net Assets (in thousands)                         $ 72                $ 27
   Units Outstanding (in thousands)                     7                   2
   Total Return****                                8.80%*             15.86%*
   Investment Income Ratio**                        2.09%               0.00%
   Ratio of Expenses***                             1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                         n/a                 n/a
   Net Assets (in thousands)                          n/a                 n/a
   Units Outstanding (in thousands)                   n/a                 n/a
   Total Return****                                   n/a                 n/a
   Investment Income Ratio**                          n/a                 n/a
   Ratio of Expenses***                               n/a                 n/a

Period ended December 31, 2002

   Unit Value                                         n/a                 n/a
   Net Assets (in thousands)                          n/a                 n/a
   Units Outstanding (in thousands)                   n/a                 n/a
   Total Return****                                   n/a                 n/a
   Investment Income Ratio**                          n/a                 n/a
   Ratio of Expenses***                               n/a                 n/a

Period ended December 31, 2001

   Unit Value                                         n/a                 n/a
   Net Assets (in thousands)                          n/a                 n/a
   Units Outstanding (in thousands)                   n/a                 n/a
   Total Return****                                   n/a                 n/a
   Investment Income Ratio**                          n/a                 n/a
   Ratio of Expenses***                               n/a                 n/a



* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations April 30, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005

(e)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                       JNL/Franklin         JNL/Goldman
                                         Templeton             Sachs            JNL/Janus        JNL/JP Morgan
                                         Small Cap            Mid Cap        Growth & Income     International
                                     Value Portfolio (d) Value Portfolio (d)  Portfolio (c)     Equity Portfolio
                                     -------------------------------------- ------------------  -----------------

Period ended December 31, 2005

   Unit Value                              $ 10.282949         $ 10.519685                n/a        $ 10.623867
   Net Assets (in thousands)                     $ 115                $ 90                n/a            $ 1,992
   Units Outstanding (in thousands)                 11                   9                n/a                188
   Total Return****                              2.83%               5.20%                n/a              9.04%
   Investment Income Ratio**                     0.00%               0.00%                n/a              1.54%
   Ratio of Expenses***                          1.50%               1.50%                n/a              1.50%

Period ended December 31, 2004

   Unit Value                                      n/a                 n/a         $ 6.373826         $ 9.742689
   Net Assets (in thousands)                       n/a                 n/a                $ -            $ 2,338
   Units Outstanding (in thousands)                n/a                 n/a                  -                240
   Total Return****                                n/a                 n/a             -1.80%             14.61%
   Investment Income Ratio**                       n/a                 n/a              0.37%              1.15%
   Ratio of Expenses***                            n/a                 n/a              1.50%              1.50%

Period ended December 31, 2003

   Unit Value                                      n/a                 n/a         $ 6.490492         $ 8.500908
   Net Assets (in thousands)                       n/a                 n/a            $ 5,215            $ 2,661
   Units Outstanding (in thousands)                n/a                 n/a                803                313
   Total Return****                                n/a                 n/a             22.83%             26.61%
   Investment Income Ratio**                       n/a                 n/a              0.50%              1.07%
   Ratio of Expenses***                            n/a                 n/a              1.50%              1.50%

Period ended December 31, 2002

   Unit Value                                      n/a                 n/a         $ 5.284213         $ 6.714078
   Net Assets (in thousands)                       n/a                 n/a            $ 4,592            $ 2,426
   Units Outstanding (in thousands)                n/a                 n/a                869                361
   Total Return****                                n/a                 n/a            -22.90%            -21.76%
   Investment Income Ratio**                       n/a                 n/a              0.00%              0.44%
   Ratio of Expenses***                            n/a                 n/a              1.50%              1.50%

Period ended December 31, 2001

   Unit Value                                      n/a                 n/a         $ 6.853340         $ 8.581758
   Net Assets (in thousands)                       n/a                 n/a            $ 7,375            $ 4,518
   Units Outstanding (in thousands)                n/a                 n/a              1,076                527
   Total Return****                                n/a                 n/a            -14.81%            -21.48%
   Investment Income Ratio**                       n/a                 n/a              0.72%              0.88%
   Ratio of Expenses***                            n/a                 n/a              1.50%              1.50%




                                        JNL/JPMorgan        JNL/Lazard         JNL/Lazard            JNL/MCM
                                       International         Mid Cap            Small Cap          Bond Index
                                      Value Portfolio    Value Portfolio     Value Portfolio      Portfolio (b)
                                     ------------------- -----------------  ------------------  ------------------

Period ended December 31, 2005

   Unit Value                               $ 11.210583       $ 17.677873         $ 14.499621         $ 10.314814
   Net Assets (in thousands)                    $ 2,890           $ 6,949             $ 4,973               $ 647
   Units Outstanding (in thousands)                 258               393                 343                  63
   Total Return****                              16.81%             7.19%               3.10%               0.34%
   Investment Income Ratio**                      0.36%             8.97%               4.56%               2.76%
   Ratio of Expenses***                           1.50%             1.50%               1.50%               1.50%

Period ended December 31, 2004

   Unit Value                                $ 9.597679       $ 16.491766         $ 14.064288         $ 10.280300
   Net Assets (in thousands)                    $ 2,703           $ 7,481             $ 6,388               $ 418
   Units Outstanding (in thousands)                 282               454                 454                  41
   Total Return****                              20.71%            22.86%              13.66%              2.80%*
   Investment Income Ratio**                      1.12%             0.14%               0.05%               0.55%
   Ratio of Expenses***                           1.50%             1.50%               1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                $ 7.950814       $ 13.422953         $ 12.373700                 n/a
   Net Assets (in thousands)                    $ 1,575           $ 7,091             $ 6,073                 n/a
   Units Outstanding (in thousands)                 198               528                 491                 n/a
   Total Return****                              37.36%            26.97%              36.76%                 n/a
   Investment Income Ratio**                      2.06%             0.24%               0.00%                 n/a
   Ratio of Expenses***                           1.50%             1.50%               1.50%                 n/a

Period ended December 31, 2002

   Unit Value                                $ 5.788432       $ 10.571561          $ 9.047553                 n/a
   Net Assets (in thousands)                      $ 777           $ 4,823             $ 4,126                 n/a
   Units Outstanding (in thousands)                 134               456                 456                 n/a
   Total Return****                             -27.68%           -15.36%             -18.45%                 n/a
   Investment Income Ratio**                      1.30%             0.27%               0.00%                 n/a
   Ratio of Expenses***                           1.50%             1.50%               1.50%                 n/a

Period ended December 31, 2001

   Unit Value                                $ 8.004392       $ 12.490262         $ 11.094785                 n/a
   Net Assets (in thousands)                    $ 1,027           $ 5,576             $ 4,528                 n/a
   Units Outstanding (in thousands)                 128               446                 408                 n/a
   Total Return****                             -21.60%            11.54%              15.59%                 n/a
   Investment Income Ratio**                      0.65%             0.52%               0.20%                 n/a
   Ratio of Expenses***                           1.50%             1.50%               1.50%                 n/a



                                            JNL/MCM               JNL/MCM
                                        Communications        Consumer Brands
                                     Sector Portfolio (a)   Sector Portfolio (a)
                                     ---------------------- --------------------

Period ended December 31, 2005

   Unit Value                                  $ 12.315784          $ 10.617722
   Net Assets (in thousands)                          $ 20                 $ 31
   Units Outstanding (in thousands)                      2                    3
   Total Return****                                 -0.54%               -3.86%
   Investment Income Ratio**                         7.89%                1.43%
   Ratio of Expenses***                              1.50%                1.50%

Period ended December 31, 2004

   Unit Value                                  $ 12.382365          $ 11.043665
   Net Assets (in thousands)                          $ 65                 $ 36
   Units Outstanding (in thousands)                      5                    3
   Total Return****                                 15.92%                8.45%
   Investment Income Ratio**                         0.01%                0.00%
   Ratio of Expenses***                              1.50%                1.50%

Period ended December 31, 2003

   Unit Value                                  $ 10.681882          $ 10.183630
   Net Assets (in thousands)                           $ -                  $ 5
   Units Outstanding (in thousands)                      -                    -
   Total Return****                                 6.82%*               1.84%*
   Investment Income Ratio**                         0.00%                0.00%
   Ratio of Expenses***                              1.50%                1.50%

Period ended December 31, 2002

   Unit Value                                          n/a                  n/a
   Net Assets (in thousands)                           n/a                  n/a
   Units Outstanding (in thousands)                    n/a                  n/a
   Total Return****                                    n/a                  n/a
   Investment Income Ratio**                           n/a                  n/a
   Ratio of Expenses***                                n/a                  n/a

Period ended December 31, 2001

   Unit Value                                          n/a                  n/a
   Net Assets (in thousands)                           n/a                  n/a
   Units Outstanding (in thousands)                    n/a                  n/a
   Total Return****                                    n/a                  n/a
   Investment Income Ratio**                           n/a                  n/a
   Ratio of Expenses***                                n/a                  n/a



* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations December 15, 2003.

(b)  Commencement of operations April 30, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005.



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                          JNL/MCM
                                          Enhanced               JNL/MCM               JNL/MCM               JNL/MCM
                                       S&P 500 Stock            Financial            Healthcare           International
                                    Index Portfolio (b)    Sector Portfolio (a)  Sector Portfolio (a)  Index Portfolio (b)
                                    ---------------------  ------------------------------------------  ---------------------

Period ended December 31, 2005

   Unit Value                                $ 11.284212            $ 11.957679          $ 11.042348            $ 13.068070
   Net Assets (in thousands)                       $ 195                  $ 146                $ 362                  $ 814
   Units Outstanding (in thousands)                   17                     12                   33                     62
   Total Return****                                2.70%                  4.54%                6.01%                 11.63%
   Investment Income Ratio**                      10.45%                  1.44%                0.59%                  2.93%
   Ratio of Expenses***                            1.50%                  1.50%                1.50%                  1.50%

Period ended December 31, 2004

   Unit Value                                $ 10.988079            $ 11.438896          $ 10.415996            $ 11.706800
   Net Assets (in thousands)                        $ 46                  $ 148                $ 300                  $ 503
   Units Outstanding (in thousands)                    4                     13                   29                     43
   Total Return****                               9.88%*                 11.79%                1.92%                17.07%*
   Investment Income Ratio**                       0.24%                  0.11%                0.00%                  0.18%
   Ratio of Expenses***                            1.50%                  1.50%                1.50%                  1.50%

Period ended December 31, 2003

   Unit Value                                        n/a            $ 10.232191          $ 10.219907                    n/a
   Net Assets (in thousands)                         n/a                    $ 5                 $ 15                    n/a
   Units Outstanding (in thousands)                  n/a                      -                    1                    n/a
   Total Return****                                  n/a                 2.32%*               2.20%*                    n/a
   Investment Income Ratio**                         n/a                  0.00%                0.00%                    n/a
   Ratio of Expenses***                              n/a                  1.50%                1.50%                    n/a

Period ended December 31, 2002

   Unit Value                                        n/a                    n/a                  n/a                    n/a
   Net Assets (in thousands)                         n/a                    n/a                  n/a                    n/a
   Units Outstanding (in thousands)                  n/a                    n/a                  n/a                    n/a
   Total Return****                                  n/a                    n/a                  n/a                    n/a
   Investment Income Ratio**                         n/a                    n/a                  n/a                    n/a
   Ratio of Expenses***                              n/a                    n/a                  n/a                    n/a

Period ended December 31, 2001

   Unit Value                                        n/a                    n/a                  n/a                    n/a
   Net Assets (in thousands)                         n/a                    n/a                  n/a                    n/a
   Units Outstanding (in thousands)                  n/a                    n/a                  n/a                    n/a
   Total Return****                                  n/a                    n/a                  n/a                    n/a
   Investment Income Ratio**                         n/a                    n/a                  n/a                    n/a
   Ratio of Expenses***                              n/a                    n/a                  n/a                    n/a



                                         JNL/MCM              JNL/MCM               JNL/MCM               JNL/MCM
                                          JNL 5              Oil & Gas          S&P 400 Mid Cap           S&P 500
                                      Portfolio (c)     Sector Portfolio (a)  Index Portfolio (b)   Index Portfolio (b)
                                    ------------------- --------------------  --------------------- ---------------------

Period ended December 31, 2005

   Unit Value                              $ 11.987154          $ 18.652061            $ 12.461088           $ 11.227128
   Net Assets (in thousands)                   $ 8,690              $ 1,102                  $ 867               $ 1,023
   Units Outstanding (in thousands)                725                   59                     70                    91
   Total Return****                              9.01%               34.76%                 10.32%                 2.83%
   Investment Income Ratio**                     0.04%                2.29%                  1.51%                 1.45%
   Ratio of Expenses***                          1.50%                1.50%                  1.50%                 1.50%

Period ended December 31, 2004

   Unit Value                              $ 10.996778          $ 13.841235            $ 11.295535           $ 10.918670
   Net Assets (in thousands)                     $ 422                $ 407                  $ 682                 $ 733
   Units Outstanding (in thousands)                 38                   29                     60                    67
   Total Return****                             9.97%*               31.35%                12.96%*                9.19%*
   Investment Income Ratio**                     0.73%                0.00%                  0.01%                 1.42%
   Ratio of Expenses***                          1.50%                1.50%                  1.50%                 1.50%

Period ended December 31, 2003

   Unit Value                                      n/a          $ 10.537853                    n/a                   n/a
   Net Assets (in thousands)                       n/a                  $ 7                    n/a                   n/a
   Units Outstanding (in thousands)                n/a                    1                    n/a                   n/a
   Total Return****                                n/a               5.38%*                    n/a                   n/a
   Investment Income Ratio**                       n/a                0.00%                    n/a                   n/a
   Ratio of Expenses***                            n/a                1.50%                    n/a                   n/a

Period ended December 31, 2002

   Unit Value                                      n/a                  n/a                    n/a                   n/a
   Net Assets (in thousands)                       n/a                  n/a                    n/a                   n/a
   Units Outstanding (in thousands)                n/a                  n/a                    n/a                   n/a
   Total Return****                                n/a                  n/a                    n/a                   n/a
   Investment Income Ratio**                       n/a                  n/a                    n/a                   n/a
   Ratio of Expenses***                            n/a                  n/a                    n/a                   n/a

Period ended December 31, 2001

   Unit Value                                      n/a                  n/a                    n/a                   n/a
   Net Assets (in thousands)                       n/a                  n/a                    n/a                   n/a
   Units Outstanding (in thousands)                n/a                  n/a                    n/a                   n/a
   Total Return****                                n/a                  n/a                    n/a                   n/a
   Investment Income Ratio**                       n/a                  n/a                    n/a                   n/a
   Ratio of Expenses***                            n/a                  n/a                    n/a                   n/a



                                                           JNL/MCM
                                         JNL/MCM         Technology
                                        Small Cap          Sector
                                    Index Portfolio (b) Portfolio (a)
                                    ------------------  --------------

Period ended December 31, 2005

   Unit Value                             $ 11.853321     $ 10.130358
   Net Assets (in thousands)                    $ 637           $ 138
   Units Outstanding (in thousands)                54              14
   Total Return****                             2.67%           0.91%
   Investment Income Ratio**                    2.23%           1.44%
   Ratio of Expenses***                         1.50%           1.50%

Period ended December 31, 2004

   Unit Value                             $ 11.544545     $ 10.039088
   Net Assets (in thousands)                    $ 497            $ 38
   Units Outstanding (in thousands)                43               4
   Total Return****                           15.45%*          -0.36%
   Investment Income Ratio**                    0.01%           0.00%
   Ratio of Expenses***                         1.50%           1.50%

Period ended December 31, 2003

   Unit Value                                     n/a     $ 10.075688
   Net Assets (in thousands)                      n/a             $ -
   Units Outstanding (in thousands)               n/a               -
   Total Return****                               n/a          0.76%*
   Investment Income Ratio**                      n/a           0.00%
   Ratio of Expenses***                           n/a           1.50%

Period ended December 31, 2002

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a

Period ended December 31, 2001

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a



* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations December 15, 2003.

(b)  Commencement of operations April 30, 2004.

(c)  Inception date October 1, 2004.



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                   JNL/
                                             JNL/MCM           JNL/MCM         Oppenheimer       JNL/Oppenheimer
                                           The Dow SM            VIP          Global Growth           Growth
                                        10 Portfolio III (e)Portfolio (d)     Portfolio (a)       Portfolio (a)
                                        ------------------ -----------------------------------  -------------------

Period ended December 31, 2005
                                                   10.152
   Unit Value                                  $ 8.996594       $ 11.407526       $ 13.175668           $ 8.693179
   Net Assets (in thousands)                          $ -             $ 473           $ 2,978                $ 806
   Units Outstanding (in thousands)                     -                41               226                   93
   Total Return****                                -6.58%             8.15%            12.05%                7.54%
   Investment Income Ratio**                        0.00%             0.38%             0.21%                0.11%
   Ratio of Expenses***                             1.50%             1.50%             1.50%                1.50%

Period ended December 31, 2004

   Unit Value                                  $ 9.630717       $ 10.548191       $ 11.758559           $ 8.083607
   Net Assets (in thousands)                      $ 5,781              $ 52           $ 3,481                $ 689
   Units Outstanding (in thousands)                   600                 5               296                   85
   Total Return****                                 1.13%            5.48%*            16.18%                2.68%
   Investment Income Ratio**                        0.00%             0.20%             0.18%                0.00%
   Ratio of Expenses***                             1.50%             1.50%             1.50%                1.50%

Period ended December 31, 2003

   Unit Value                                  $ 9.523435               n/a       $ 10.121240           $ 7.872982
   Net Assets (in thousands)                      $ 4,837               n/a           $ 1,863                $ 653
   Units Outstanding (in thousands)                   508               n/a               184                   83
   Total Return****                                22.93%               n/a            38.46%               16.03%
   Investment Income Ratio**                        0.00%               n/a             0.00%                0.00%
   Ratio of Expenses***                             1.50%               n/a             1.50%                1.50%

Period ended December 31, 2002

   Unit Value                                  $ 7.747201               n/a        $ 7.309713           $ 6.785448
   Net Assets (in thousands)                      $ 2,369               n/a             $ 834                $ 317
   Units Outstanding (in thousands)                   306               n/a               114                   47
   Total Return****                               -11.29%               n/a           -23.49%              -26.40%
   Investment Income Ratio**                        0.00%               n/a             0.00%                0.00%
   Ratio of Expenses***                             1.50%               n/a             1.50%                1.50%

Period ended December 31, 2001

   Unit Value                                  $ 8.732721               n/a        $ 9.553567           $ 9.219923
   Net Assets (in thousands)                      $ 1,795               n/a           $ 1,054                $ 262
   Units Outstanding (in thousands)                   205               n/a               110                   28
   Total Return****                                -4.66%               n/a           -4.46%*              -7.80%*
   Investment Income Ratio**                        0.00%               n/a             0.00%                0.21%
   Ratio of Expenses***                             1.50%               n/a             1.50%                1.50%



                                                                 JNL/
                                            JNL/PIMCO         PPM America                           JNL/Putnam
                                          Total Return        High Yield          JNL/Putnam          Midcap
                                         Bond Portfolio    Bond Portfolio (c)  Equity Portfolio  Growth Portfolio
                                        ------------------ ------------------  ----------------- ------------------

Period ended December 31, 2005

   Unit Value                                 $ 14.068555                n/a         $ 9.741489         $ 9.287045
   Net Assets (in thousands)                     $ 10,963                n/a            $ 3,881            $ 1,245
   Units Outstanding (in thousands)                   779                n/a                398                134
   Total Return****                                 0.79%                n/a              7.13%             10.45%
   Investment Income Ratio**                        3.45%                n/a              0.77%              0.00%
   Ratio of Expenses***                             1.50%                n/a              1.50%              1.50%

Period ended December 31, 2004

   Unit Value                                 $ 13.958143        $ 10.301734         $ 9.093022         $ 8.408438
   Net Assets (in thousands)                     $ 13,276                $ -            $ 4,455            $ 1,325
   Units Outstanding (in thousands)                   951                  -                490                158
   Total Return****                                 2.89%             3.02%*             11.36%             16.86%
   Investment Income Ratio**                        1.52%             15.75%              0.56%              0.00%
   Ratio of Expenses***                             1.50%              1.50%              1.50%              1.50%

Period ended December 31, 2003

   Unit Value                                 $ 13.565641                n/a         $ 8.165418         $ 7.195581
   Net Assets (in thousands)                     $ 15,383                n/a            $ 4,907            $ 1,252
   Units Outstanding (in thousands)                 1,134                n/a                601                174
   Total Return****                                 3.22%                n/a             25.33%             31.48%
   Investment Income Ratio**                        1.27%                n/a              0.28%              0.00%
   Ratio of Expenses***                             1.50%                n/a              1.50%              1.50%

Period ended December 31, 2002

   Unit Value                                 $ 13.142235                n/a         $ 6.515059         $ 5.472895
   Net Assets (in thousands)                     $ 17,897                n/a            $ 4,949              $ 764
   Units Outstanding (in thousands)                 1,362                n/a                760                140
   Total Return****                                 7.23%                n/a            -25.23%            -30.37%
   Investment Income Ratio**                        0.02%                n/a              0.00%              0.00%
   Ratio of Expenses***                             1.50%                n/a              1.50%              1.50%

Period ended December 31, 2001

   Unit Value                                 $ 12.256672                n/a         $ 8.713204         $ 7.860448
   Net Assets (in thousands)                     $ 13,015                n/a            $ 9,392            $ 1,750
   Units Outstanding (in thousands)                 1,062                n/a              1,078                223
   Total Return****                                 7.99%                n/a            -26.13%            -28.06%
   Investment Income Ratio**                        3.01%                n/a              0.00%              0.00%
   Ratio of Expenses***                             1.50%                n/a              1.50%              1.50%


                                            JNL/Putnam            JNL/S&P
                                           Value Equity      Aggressive Growth
                                            Portfolio        Portfolio II (b)
                                        -------------------  ------------------

Period ended December 31, 2005

   Unit Value                                  $ 10.276528                 n/a
   Net Assets (in thousands)                       $ 4,629                 n/a
   Units Outstanding (in thousands)                    450                 n/a
   Total Return****                                  3.35%                 n/a
   Investment Income Ratio**                         0.92%                 n/a
   Ratio of Expenses***                              1.50%                 n/a

Period ended December 31, 2004

   Unit Value                                   $ 9.943477          $ 9.318057
   Net Assets (in thousands)                       $ 5,694                 $ -
   Units Outstanding (in thousands)                    573                   -
   Total Return****                                  8.12%              -0.23%
   Investment Income Ratio**                         1.25%               0.80%
   Ratio of Expenses***                              1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                   $ 9.196427          $ 9.339713
   Net Assets (in thousands)                       $ 6,862             $ 3,816
   Units Outstanding (in thousands)                    746                 409
   Total Return****                                 22.70%              24.23%
   Investment Income Ratio**                         1.12%               0.93%
   Ratio of Expenses***                              1.50%               1.50%

Period ended December 31, 2002

   Unit Value                                   $ 7.495110          $ 7.517832
   Net Assets (in thousands)                       $ 6,428             $ 3,942
   Units Outstanding (in thousands)                    858                 524
   Total Return****                                -21.06%             -22.54%
   Investment Income Ratio**                         0.94%               1.25%
   Ratio of Expenses***                              1.50%               1.50%

Period ended December 31, 2001

   Unit Value                                   $ 9.494495          $ 9.705784
   Net Assets (in thousands)                      $ 10,065             $ 5,976
   Units Outstanding (in thousands)                  1,060                 616
   Total Return****                                 -7.72%             -14.06%
   Investment Income Ratio**                         0.92%               2.60%
   Ratio of Expenses***                              1.50%               1.50%


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date May 1, 2001.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(c)  For 2004, the period is from April 30, 2004 through  acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

(d)  Inception date October 1, 2004.

(e)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/S&P               JNL/S&P             JNL/S&P             JNL/S&P
                                            Conservative          Core Index 50       Core Index 75       Core Index 100
                                        Growth Portfolio II (a)     Portfolio           Portfolio         Portfolio (b)
                                        ----------------------  ------------------- ------------------  -------------------

Period ended December 31, 2005

   Unit Value                                             n/a                  n/a                n/a                  n/a
   Net Assets (in thousands)                              n/a                  n/a                n/a                  n/a
   Units Outstanding (in thousands)                       n/a                  n/a                n/a                  n/a
   Total Return****                                       n/a                  n/a                n/a                  n/a
   Investment Income Ratio**                              n/a                  n/a                n/a                  n/a
   Ratio of Expenses***                                   n/a                  n/a                n/a                  n/a

Period ended December 31, 2004

   Unit Value                                      $ 9.367137                  n/a                n/a          $ 10.213458
   Net Assets (in thousands)                              $ -                  n/a                n/a                  $ -
   Units Outstanding (in thousands)                         -                  n/a                n/a                    -
   Total Return****                                    -0.21%                  n/a                n/a               2.13%*
   Investment Income Ratio**                            1.81%                  n/a                n/a                0.56%
   Ratio of Expenses***                                 1.50%                  n/a                n/a                1.50%

Period ended December 31, 2003

   Unit Value                                      $ 9.386991                  n/a                n/a                  n/a
   Net Assets (in thousands)                         $ 13,207                  n/a                n/a                  n/a
   Units Outstanding (in thousands)                     1,407                  n/a                n/a                  n/a
   Total Return****                                    18.92%                  n/a                n/a                  n/a
   Investment Income Ratio**                            1.99%                  n/a                n/a                  n/a
   Ratio of Expenses***                                 1.50%                  n/a                n/a                  n/a

Period ended December 31, 2002

   Unit Value                                      $ 7.893601                  n/a                n/a                  n/a
   Net Assets (in thousands)                         $ 11,845                  n/a                n/a                  n/a
   Units Outstanding (in thousands)                     1,501                  n/a                n/a                  n/a
   Total Return****                                   -14.04%                  n/a                n/a                  n/a
   Investment Income Ratio**                            2.16%                  n/a                n/a                  n/a
   Ratio of Expenses***                                 1.50%                  n/a                n/a                  n/a

Period ended December 31, 2001

   Unit Value                                      $ 9.182875                  n/a                n/a                  n/a
   Net Assets (in thousands)                         $ 12,212                  n/a                n/a                  n/a
   Units Outstanding (in thousands)                     1,330                  n/a                n/a                  n/a
   Total Return****                                    -8.39%                  n/a                n/a                  n/a
   Investment Income Ratio**                            1.95%                  n/a                n/a                  n/a
   Ratio of Expenses***                                 1.50%                  n/a                n/a                  n/a



                                           JNL/S&P Equity          JNL/S&P Equity           JNL/S&P             JNL/S&P
                                          Aggressive Growth          Aggressive          Equity Growth       Equity Growth
                                           Portfolio I (b)      Growth Portfolio II (a) Portfolio I (b)    Portfolio II (a)
                                       ------------------------ ---------------------- ------------------- ------------------

Period ended December 31, 2005

   Unit Value                                              n/a                    n/a                 n/a                n/a
   Net Assets (in thousands)                               n/a                    n/a                 n/a                n/a
   Units Outstanding (in thousands)                        n/a                    n/a                 n/a                n/a
   Total Return****                                        n/a                    n/a                 n/a                n/a
   Investment Income Ratio**                               n/a                    n/a                 n/a                n/a
   Ratio of Expenses***                                    n/a                    n/a                 n/a                n/a

Period ended December 31, 2004

   Unit Value                                      $ 10.212057             $ 9.836493         $ 10.193070         $ 9.038644
   Net Assets (in thousands)                               $ -                    $ -                 $ -                $ -
   Units Outstanding (in thousands)                          -                      -                   -                  -
   Total Return****                                     2.12%*                 -0.11%              1.93%*             -0.25%
   Investment Income Ratio**                             0.06%                  0.05%               0.09%              0.13%
   Ratio of Expenses***                                  1.50%                  1.50%               1.50%              1.50%

Period ended December 31, 2003

   Unit Value                                              n/a             $ 9.847226                 n/a         $ 9.060952
   Net Assets (in thousands)                               n/a                $ 1,560                 n/a            $ 6,390
   Units Outstanding (in thousands)                        n/a                    158                 n/a                705
   Total Return****                                        n/a                 26.21%                 n/a             25.26%
   Investment Income Ratio**                               n/a                  0.06%                 n/a              0.14%
   Ratio of Expenses***                                    n/a                  1.50%                 n/a              1.50%

Period ended December 31, 2002

   Unit Value                                              n/a             $ 7.802303                 n/a         $ 7.233616
   Net Assets (in thousands)                               n/a                $ 1,509                 n/a            $ 5,396
   Units Outstanding (in thousands)                        n/a                    193                 n/a                746
   Total Return****                                        n/a                -26.31%                 n/a            -27.18%
   Investment Income Ratio**                               n/a                  0.11%                 n/a              0.18%
   Ratio of Expenses***                                    n/a                  1.50%                 n/a              1.50%

Period ended December 31, 2001

   Unit Value                                              n/a            $ 10.587711                 n/a         $ 9.933939
   Net Assets (in thousands)                               n/a                $ 2,827                 n/a            $ 9,398
   Units Outstanding (in thousands)                        n/a                    267                 n/a                946
   Total Return****                                        n/a                -14.16%                 n/a            -15.66%
   Investment Income Ratio**                               n/a                  2.47%                 n/a              2.26%
   Ratio of Expenses***                                    n/a                  1.50%                 n/a              1.50%



                                              JNL/S&P                JNL/S&P
                                              Managed                Managed
                                             Aggressive           Conservative
                                        Growth Portfolio (c)      Portfolio (d)
                                       -----------------------  ------------------

Period ended December 31, 2005

   Unit Value                                     $ 11.858641         $ 10.446936
   Net Assets (in thousands)                         $ 10,403               $ 435
   Units Outstanding (in thousands)                       877                  42
   Total Return****                                     6.87%               2.19%
   Investment Income Ratio**                            0.68%               0.25%
   Ratio of Expenses***                                 1.50%               1.50%

Period ended December 31, 2004

   Unit Value                                     $ 11.096794         $ 10.223190
   Net Assets (in thousands)                         $ 14,816               $ 632
   Units Outstanding (in thousands)                     1,335                  62
   Total Return****                                   10.97%*              2.23%*
   Investment Income Ratio**                            0.20%               0.00%
   Ratio of Expenses***                                 1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                             n/a                 n/a
   Net Assets (in thousands)                              n/a                 n/a
   Units Outstanding (in thousands)                       n/a                 n/a
   Total Return****                                       n/a                 n/a
   Investment Income Ratio**                              n/a                 n/a
   Ratio of Expenses***                                   n/a                 n/a

Period ended December 31, 2002

   Unit Value                                             n/a                 n/a
   Net Assets (in thousands)                              n/a                 n/a
   Units Outstanding (in thousands)                       n/a                 n/a
   Total Return****                                       n/a                 n/a
   Investment Income Ratio**                              n/a                 n/a
   Ratio of Expenses***                                   n/a                 n/a

Period ended December 31, 2001

   Unit Value                                             n/a                 n/a
   Net Assets (in thousands)                              n/a                 n/a
   Units Outstanding (in thousands)                       n/a                 n/a
   Total Return****                                       n/a                 n/a
   Investment Income Ratio**                              n/a                 n/a
   Ratio of Expenses***                                   n/a                 n/a


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(b)  For 2004, the period is from April 30, 2004 through  acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

(c)  Commencement of operations April 30, 2004.

(d)  Commencement of operations October 1, 2004.



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                 JNL/S&P             JNL/S&P            JNL/S&P
                                              JNL/S&P            Managed             Managed           Moderate
                                           Managed Growth        Moderate            Moderate           Growth
                                           Portfolio (d)      Portfolio (e)     Growth Portfolio (d)Portfolio II (a)
                                         ------------------- -----------------  ------------------- ----------------

Period ended December 31, 2005

   Unit Value                                   $ 11.642307       $ 10.554753          $ 11.393082              n/a
   Net Assets (in thousands)                       $ 16,757             $ 448             $ 13,088              n/a
   Units Outstanding (in thousands)                   1,439                42                1,149              n/a
   Total Return****                                   5.84%             3.43%                4.83%              n/a
   Investment Income Ratio**                          1.06%             0.22%                1.63%              n/a
   Ratio of Expenses***                               1.50%             1.50%                1.50%              n/a

Period ended December 31, 2004

   Unit Value                                   $ 10.999878       $ 10.204661          $ 10.867862      $ 10.116789
   Net Assets (in thousands)                       $ 20,432             $ 123             $ 14,161              $ -
   Units Outstanding (in thousands)                   1,858                12                1,303                -
   Total Return****                                 10.00%*            2.05%*               8.68%*           -0.13%
   Investment Income Ratio**                          0.54%             0.00%                0.97%            1.37%
   Ratio of Expenses***                               1.50%             1.50%                1.50%            1.50%

Period ended December 31, 2003

   Unit Value                                           n/a               n/a                  n/a      $ 10.130306
   Net Assets (in thousands)                            n/a               n/a                  n/a         $ 19,331
   Units Outstanding (in thousands)                     n/a               n/a                  n/a            1,908
   Total Return****                                     n/a               n/a                  n/a           21.28%
   Investment Income Ratio**                            n/a               n/a                  n/a            1.43%
   Ratio of Expenses***                                 n/a               n/a                  n/a            1.50%

Period ended December 31, 2002

   Unit Value                                           n/a               n/a                  n/a       $ 8.352674
   Net Assets (in thousands)                            n/a               n/a                  n/a         $ 16,478
   Units Outstanding (in thousands)                     n/a               n/a                  n/a            1,973
   Total Return****                                     n/a               n/a                  n/a          -16.77%
   Investment Income Ratio**                            n/a               n/a                  n/a            1.46%
   Ratio of Expenses***                                 n/a               n/a                  n/a            1.50%

Period ended December 31, 2001

   Unit Value                                           n/a               n/a                  n/a      $ 10.035903
   Net Assets (in thousands)                            n/a               n/a                  n/a         $ 17,826
   Units Outstanding (in thousands)                     n/a               n/a                  n/a            1,776
   Total Return****                                     n/a               n/a                  n/a          -10.83%
   Investment Income Ratio**                            n/a               n/a                  n/a            2.82%
   Ratio of Expenses***                                 n/a               n/a                  n/a            1.50%



                                                                                           JNL/                JNL/
                                             JNL/S&P Very            JNL/S&P         Salomon Brothers    Salomon Brothers
                                          Aggressive Growth      Very Aggressive         Balanced           High Yield
                                            Portfolio I (b)    Growth Portfolio II (a) Portfolio (c)      Bond Portfolio
                                         --------------------- --------------------- ------------------ -------------------

Period ended December 31, 2005

   Unit Value                                             n/a                   n/a                n/a         $ 12.916422
   Net Assets (in thousands)                              n/a                   n/a                n/a             $ 4,027
   Units Outstanding (in thousands)                       n/a                   n/a                n/a                 312
   Total Return****                                       n/a                   n/a                n/a               0.18%
   Investment Income Ratio**                              n/a                   n/a                n/a               6.14%
   Ratio of Expenses***                                   n/a                   n/a                n/a               1.50%

Period ended December 31, 2004

   Unit Value                                     $ 10.217036           $ 10.389299        $ 11.245514         $ 12.893792
   Net Assets (in thousands)                              $ -                   $ -                $ -             $ 6,033
   Units Outstanding (in thousands)                         -                     -                  -                 468
   Total Return****                                    2.17%*                 0.05%              2.27%               6.67%
   Investment Income Ratio**                            0.02%                 0.00%              3.48%               2.07%
   Ratio of Expenses***                                 1.50%                 1.50%              1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                             n/a           $ 10.383710        $ 10.995766         $ 12.087934
   Net Assets (in thousands)                              n/a               $ 2,117            $ 6,289             $ 6,371
   Units Outstanding (in thousands)                       n/a                   204                572                 527
   Total Return****                                       n/a                26.50%             15.30%              23.92%
   Investment Income Ratio**                              n/a                 0.02%              2.27%               7.33%
   Ratio of Expenses***                                   n/a                 1.50%              1.50%               1.50%

Period ended December 31, 2002

   Unit Value                                             n/a            $ 8.208402         $ 9.536269          $ 9.754959
   Net Assets (in thousands)                              n/a               $ 1,897            $ 4,735             $ 6,467
   Units Outstanding (in thousands)                       n/a                   231                497                 663
   Total Return****                                       n/a               -26.44%             -8.66%               4.18%
   Investment Income Ratio**                              n/a                 0.07%              0.00%              14.32%
   Ratio of Expenses***                                   n/a                 1.50%              1.50%               1.50%

Period ended December 31, 2001

   Unit Value                                             n/a           $ 11.158250        $ 10.440639          $ 9.363510
   Net Assets (in thousands)                              n/a               $ 3,161            $ 5,494             $ 4,926
   Units Outstanding (in thousands)                       n/a                   283                526                 526
   Total Return****                                       n/a               -13.29%             -2.01%               3.76%
   Investment Income Ratio**                              n/a                 2.87%              1.94%               7.83%
   Ratio of Expenses***                                   n/a                 1.50%              1.50%               1.50%



                                                                JNL/Salomon
                                              JNL/               Brothers
                                        Salomon Brothers      U.S. Government
                                            Strategic            & Quality
                                         Bond Portfolio       Bond Portfolio (a)
                                      ----------------------  ----------------

Period ended December 31, 2005

   Unit Value                                   $ 13.996081       $ 10.430641
   Net Assets (in thousands)                        $ 3,052             $ 183
   Units Outstanding (in thousands)                     218                18
   Total Return****                                   1.10%             0.83%
   Investment Income Ratio**                          4.78%             4.37%
   Ratio of Expenses***                               1.50%             1.50%

Period ended December 31, 2004

   Unit Value                                   $ 13.844230       $ 10.344323
   Net Assets (in thousands)                        $ 3,312             $ 117
   Units Outstanding (in thousands)                     239                11
   Total Return****                                   5.32%            3.44%*
   Investment Income Ratio**                          4.76%             7.66%
   Ratio of Expenses***                               1.50%             1.50%

Period ended December 31, 2003

   Unit Value                                   $ 13.144805               n/a
   Net Assets (in thousands)                        $ 2,935               n/a
   Units Outstanding (in thousands)                     223               n/a
   Total Return****                                  11.84%               n/a
   Investment Income Ratio**                          4.82%               n/a
   Ratio of Expenses***                               1.50%               n/a

Period ended December 31, 2002

   Unit Value                                   $ 11.752920               n/a
   Net Assets (in thousands)                        $ 2,299               n/a
   Units Outstanding (in thousands)                     196               n/a
   Total Return****                                   6.76%               n/a
   Investment Income Ratio**                          5.97%               n/a
   Ratio of Expenses***                               1.50%               n/a

Period ended December 31, 2001

   Unit Value                                   $ 11.008253               n/a
   Net Assets (in thousands)                        $ 2,089               n/a
   Units Outstanding (in thousands)                     190               n/a
   Total Return****                                   5.22%               n/a
   Investment Income Ratio**                          5.58%               n/a
   Ratio of Expenses***                               1.50%               n/a



* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(b)  For 2004, the period is from April 30, 2004 through  acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

(d)  Commencement of operations April 30, 2004.

(e)  Commencement of operations October 1, 2004.



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                            JNL/Select          JNL/Select           JNL/Select          JNL/Select
                                             Balanced             Global              Large Cap         Money Market
                                            Portfolio        Growth Portfolio     Growth Portfolio        Portfolio
                                         -----------------  --------------------  ------------------  ------------------

Period ended December 31, 2005

   Unit Value                                 $ 11.285298            $ 9.880426         $ 13.998756         $ 11.099572
   Net Assets (in thousands)                      $ 6,484               $ 2,874             $ 5,935             $ 4,463
   Units Outstanding (in thousands)                   575                   291                 424                 402
   Total Return****                                 3.74%                 0.40%               3.11%               1.18%
   Investment Income Ratio**                        3.52%                 0.48%               0.00%               2.62%
   Ratio of Expenses***                             1.50%                 1.50%               1.50%               1.50%

Period ended December 31, 2004

   Unit Value                                 $ 10.878821            $ 9.841041         $ 13.576045         $ 10.969662
   Net Assets (in thousands)                      $ 7,412               $ 3,604             $ 7,312             $ 4,697
   Units Outstanding (in thousands)                   681                   366                 539                 428
   Total Return****                                8.79%*                 9.70%              10.01%              -0.72%
   Investment Income Ratio**                        0.27%                 0.00%               0.00%               0.77%
   Ratio of Expenses***                             1.50%                 1.50%               1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                         n/a            $ 8.970717         $ 12.340877         $ 11.048973
   Net Assets (in thousands)                          n/a               $ 4,526             $ 8,545             $ 4,357
   Units Outstanding (in thousands)                   n/a                   505                 692                 394
   Total Return****                                   n/a                22.12%              33.44%              -1.03%
   Investment Income Ratio**                          n/a                 0.00%               0.00%               0.49%
   Ratio of Expenses***                               n/a                 1.50%               1.50%               1.50%

Period ended December 31, 2002

   Unit Value                                         n/a            $ 7.345643          $ 9.248262         $ 11.164260
   Net Assets (in thousands)                          n/a               $ 5,463             $ 7,786            $ 28,822
   Units Outstanding (in thousands)                   n/a                   744                 842               2,582
   Total Return****                                   n/a               -28.20%             -30.80%              -0.44%
   Investment Income Ratio**                          n/a                 0.44%               0.00%               1.08%
   Ratio of Expenses***                               n/a                 1.50%               1.50%               1.50%

Period ended December 31, 2001

   Unit Value                                         n/a           $ 10.230734         $ 13.365188         $ 11.213552
   Net Assets (in thousands)                          n/a              $ 14,617            $ 14,739            $ 39,128
   Units Outstanding (in thousands)                   n/a                 1,429               1,103               3,489
   Total Return****                                   n/a               -24.65%             -31.26%               1.88%
   Investment Income Ratio**                          n/a                 1.46%               0.05%               3.30%
   Ratio of Expenses***                               n/a                 1.50%               1.50%               1.50%





                                              JNL/Select           JNL/T. Rowe          JNL/T. Rowe          JNL/T. Rowe
                                                Value           Price Established      Price Mid-Cap         Price Value
                                            Portfolio (a)      Growth Portfolio (a)   Growth Portfolio      Portfolio (a)
                                         --------------------- --------------------  -------------------  ------------------

Period ended December 31, 2005

   Unit Value                                     $ 12.223090          $ 11.437930          $ 17.709748         $ 11.809303
   Net Assets (in thousands)                            $ 471              $ 3,934              $ 7,363             $ 1,071
   Units Outstanding (in thousands)                        39                  344                  416                  91
   Total Return****                                     6.55%                4.51%               12.40%               4.57%
   Investment Income Ratio**                            3.33%                0.26%                0.25%               2.10%
   Ratio of Expenses***                                 1.50%                1.50%                1.50%               1.50%

Period ended December 31, 2004

   Unit Value                                     $ 11.472034          $ 10.943923          $ 15.755872         $ 11.293169
   Net Assets (in thousands)                            $ 296                $ 630              $ 8,665               $ 835
   Units Outstanding (in thousands)                        26                   58                  550                  74
   Total Return****                                   14.72%*                9.44%               16.28%             12.93%*
   Investment Income Ratio**                            0.77%                0.94%                0.00%               1.36%
   Ratio of Expenses***                                 1.50%                1.50%                1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                             n/a                  n/a          $ 13.550239                 n/a
   Net Assets (in thousands)                              n/a                  n/a              $ 7,730                 n/a
   Units Outstanding (in thousands)                       n/a                  n/a                  570                 n/a
   Total Return****                                       n/a                  n/a               36.53%                 n/a
   Investment Income Ratio**                              n/a                  n/a                0.00%                 n/a
   Ratio of Expenses***                                   n/a                  n/a                1.50%                 n/a

Period ended December 31, 2002

   Unit Value                                             n/a                  n/a           $ 9.924404                 n/a
   Net Assets (in thousands)                              n/a                  n/a              $ 5,299                 n/a
   Units Outstanding (in thousands)                       n/a                  n/a                  534                 n/a
   Total Return****                                       n/a                  n/a              -23.09%                 n/a
   Investment Income Ratio**                              n/a                  n/a                0.00%                 n/a
   Ratio of Expenses***                                   n/a                  n/a                1.50%                 n/a

Period ended December 31, 2001

   Unit Value                                             n/a                  n/a          $ 12.904163                 n/a
   Net Assets (in thousands)                              n/a                  n/a              $ 8,907                 n/a
   Units Outstanding (in thousands)                       n/a                  n/a                  690                 n/a
   Total Return****                                       n/a                  n/a               -2.97%                 n/a
   Investment Income Ratio**                              n/a                  n/a                0.00%                 n/a
   Ratio of Expenses***                                   n/a                  n/a                1.50%                 n/a


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations April 30, 2004.



                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES





                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                      1



Consolidated Balance Sheets                                                  2



Consolidated Income Statements                                               3



Consolidated Statements of Stockholder's Equity and Comprehensive Income     4



Consolidated Statements of Cash Flows                                        5



Notes to Consolidated Financial Statements                                   6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.






Chicago, Illinois
March 7, 2006

                        JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------
                                                                                      DECEMBER 31,
                                                                                   2005         2004
                                                                                -----------  -----------
ASSETS
   Investments:
     Cash and short-term investments                                            $   729,695  $ 1,420,426
     Investments available for sale, at fair value:
       Fixed maturities (amortized cost: 2005, $39,633,811; 2004, $37,277,202)   40,249,207   39,187,163
       Equities (cost: 2005, $313,498; 2004, $138,291)                              326,478      150,389
     Trading securities, at fair value                                              138,685      124,598
     Mortgage loans                                                               4,989,516    4,633,010
     Policy loans                                                                   804,009      717,503
     Other invested assets                                                        1,414,720    1,634,097
                                                                                -----------  -----------
         Total investments                                                       47,867,186
                                                                                              48,652,310

     Accrued investment income                                                      553,120      523,974
     Deferred acquisition costs                                                   2,548,473    1,933,901
     Deferred sales inducements                                                     253,083      161,589
     Reinsurance recoverable                                                        943,738      640,757
     Value of acquired insurance                                                     23,578       45,768
     Income taxes receivable from Parent                                             50,633       28,110
     Other assets                                                                    83,180       58,057
     Separate account assets                                                     14,720,596   10,352,915
                                                                                -----------  -----------
         Total assets                                                           $67,828,711  $61,612,257
                                                                                ===========  ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                   $ 2,551,779  $ 1,311,174
       Deposits on investment contracts                                          35,273,715   34,146,356
       Guaranteed investment contracts                                            1,983,693    1,896,284
     Trust instruments supported by funding agreements                            5,609,059    5,884,484
     Federal Home Loan Bank advances                                                100,209           --
     Notes payable                                                                  486,939      503,891
     Securities lending payable                                                     428,032      856,163
     Deferred income taxes                                                           40,583      166,938
     Other liabilities                                                            1,760,763    1,611,224
     Separate account liabilities                                                14,720,596   10,352,915
                                                                                -----------  -----------
         Total liabilities                                                       62,955,368   56,729,429
                                                                                -----------  -----------

     Minority interest                                                                7,186       10,037
                                                                                -----------  -----------

   STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                          13,800       13,800
     Additional paid-in capital                                                   2,854,533    2,562,214
     Accumulated other comprehensive income, net of
       tax of $141,725 in 2005 and $401,327 in 2004                                 263,203      745,430
     Retained earnings                                                            1,734,621    1,551,347
                                                                                -----------  -----------
         Total stockholder's equity                                               4,866,157    4,872,791
                                                                                -----------  -----------
         Total liabilities and stockholder's equity                             $67,828,711  $61,612,257
                                                                                ===========  ===========


                      See accompanying notes to consolidated financial statements.


                             JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                              2005          2004          2003
                                                                           -----------   -----------   -----------
REVENUES
   Premiums                                                                $   199,061   $   162,342   $   173,411
   Net investment income                                                     2,879,440     2,689,945     2,623,515
   Net realized gains (losses) on investments                                   12,984       138,656       (60,966)
   Risk management activity                                                    169,827        90,814      (127,949)
   Fee income                                                                  509,376       387,386       330,552
   Other income                                                                 38,815        84,451        31,725
                                                                           -----------   -----------   -----------
     Total revenues                                                          3,809,503     3,553,594     2,970,288
                                                                           -----------   -----------   -----------
BENEFITS AND EXPENSES
   Death and other policy benefits                                             428,162       379,175       393,794
   Interest credited on deposit liabilities                                  1,434,807     1,364,803     1,575,254
   Interest expense on trust instruments supported
     by funding agreements                                                     217,917       143,317       131,792
   Interest expense on Federal Home Loan Bank advances, notes
     and reverse repurchase agreements                                          50,249        42,376        35,919
   Increase in reserves, net of reinsurance                                     19,466        19,340         4,534
   Commissions                                                                 537,303       483,005       423,446
   General and administrative expenses                                         341,793       290,863       258,650
   Deferral of policy acquisition costs                                       (556,564)     (507,660)     (462,032)
   Deferral of sales inducements                                               (92,381)      (86,430)      (98,480)
   Amortization of acquisition costs:
     Attributable to operations                                                364,907       419,048       242,608
     Attributable to risk management activity                                   64,962         4,674       (59,809)
     Attributable to net realized gains (losses) on investments                  2,671        12,208        (1,852)
   Amortization of deferred sales inducements:
     Attributable to operations                                                 55,639        38,039        19,192
     Attributable to risk management activity                                    7,632         9,087         8,570
     Attributable to net realized gains (losses) on investments                    459         2,902          (254)
   Amortization of acquired insurance                                           22,190        20,882        19,647
                                                                           -----------   -----------   -----------
     Total benefits and expenses                                             2,899,212     2,635,629     2,490,979
                                                                           -----------   -----------   -----------
     Pretax income from continuing operations before
       minority interest                                                       910,291       917,965       479,309
   Minority interest                                                              (922)      (49,041)      (14,628)
                                                                           -----------   -----------   -----------
     Pretax income from continuing operations
                                                                               909,369       868,924       464,681
   Federal income tax expense                                                  315,295       304,076       164,994
                                                                           -----------   -----------   -----------
     Income from continuing operations before discontinued
       operations and cumulative effect of change in accounting principle      594,074       564,848       299,687
   Income from discontinued operations, net of tax                                  --        56,776        23,729
                                                                           -----------   -----------   -----------
     Income before cumulative effect of change
       in accounting principle                                                 594,074       621,624       323,416
   Cumulative effect of change in accounting principle, net of tax                  --         8,912            --
                                                                           -----------   -----------   -----------
     NET INCOME                                                            $   594,074   $   630,536   $   323,416
                                                                           ===========   ===========   ===========
   Pro forma net income assuming the change in
     accounting principle is applied retroactively                                       $   621,624   $   322,302
                                                                                         ===========   ===========

                           See accompanying notes to consolidated financial statements.


                  JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                              CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

---------------------------------------------------------------------------------------------

                                                                 YEARS ENDED DECEMBER 31,
                                                               2005       2004        2003
                                                           ----------   ---------   ---------
COMMON STOCK, BEGINNING AND END OF YEAR                     $  13,800   $  13,800   $  13,800
                                                           ----------  ----------  ----------
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,562,214   2,533,535   2,484,228
   Capital contributions                                      292,319      28,679      49,307
                                                           ----------  ----------  ----------
End of year                                                 2,854,533   2,562,214   2,533,535
                                                           ----------  ----------  ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                             745,430     814,102     449,382
     Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax            (482,227)    (68,672)    364,720
                                                           ----------  ----------  ----------
End of year                                                   263,203     745,430     814,102
                                                           ----------  ----------  ----------
RETAINED EARNINGS
Beginning of year                                           1,551,347   1,040,811     802,595
   Net income                                                 594,074     630,536     323,416
   Dividends paid to stockholder                             (410,800)   (120,000)    (85,200)
                                                           ----------  ----------  ----------
End of year                                                 1,734,621   1,551,347   1,040,811
                                                           ----------  ----------  ----------
TOTAL STOCKHOLDER'S EQUITY                                 $4,866,157  $4,872,791  $4,402,248
                                                           ==========  ==========  ==========

                                                                 YEARS ENDED DECEMBER 31,
                                                              2005         2004        2003
                                                            ---------   ---------   ---------
Net income                                                  $ 594,074   $ 630,536   $ 323,416
Net unrealized holding gains (losses) arising during
   the period, net of tax of $(243,143) in 2005; $(11,016)
   in 2004 and $154,863 in 2003                              (451,661)    (19,721)    288,084
Reclassification adjustment for gains (losses) included in
   net income, net of tax of $(16,459) in 2005; $(26,358)
   in 2004 and $41,265 in 2003                                (30,566)    (48,951)     76,636
                                                            ---------   ---------   ---------
COMPREHENSIVE INCOME                                        $ 111,847   $ 561,864   $ 688,136
                                                            =========   =========   =========

                See accompanying notes to consolidated financial statements.


                               JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                               2005          2004           2003
                                                                           ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                              $    594,074   $    630,536   $    323,416
   Less income from discontinued operations                                          --        (56,776)       (23,729)

   Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
       Net realized (gains) losses on investments                               (12,984)      (138,656)        60,966
       Unrealized gains on trading portfolio                                       (565)        (8,360)            --
       Risk management activity                                                (169,827)       (90,814)       127,949
       Interest credited on deposit liabilities                               1,434,807      1,364,803      1,575,254
       Interest expense on trust instruments supported
         by funding agreements                                                  217,917        143,317        131,792
       Interest accrued on Federal Home Loan Bank advances                          209             --             --
       Other charges                                                           (245,877)      (216,383)      (226,156)
       Amortization of discount and premium on investments                      (72,853)        34,514        103,604
       Deferred income tax provision                                            141,115        216,880         57,681
       Change in (net of effects of contribution of subsidiary):
         Accrued investment income                                               (7,630)       (29,741)       (17,061)
         Deferred sales inducements and acquisition costs                      (154,653)      (124,385)      (352,056)
         Trading portfolio activity, net                                        (13,522)       (15,726)            --
         Value of acquired insurance                                             22,190         20,882         19,647
         Income taxes receivable from Parent                                    (22,523)       (19,485)       (64,717)
         Other assets and liabilities, net                                      348,543        370,851        168,317
       Net cash provided by operating activities of
         discontinued operations                                                     --         28,671         55,454
                                                                           ------------   ------------   ------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                  2,058,421      2,110,128      1,940,361
                                                                           ------------   ------------   ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Sales of fixed maturities and equities available for sale                  2,889,975      3,536,656     11,870,808
   Principal repayments, maturities, calls and redemptions:
     Fixed maturities available for sale                                      2,956,801      2,836,775      4,184,613
     Mortgage loans                                                             914,758        804,356             69
   Purchases of:
     Fixed maturities and equities available for sale                        (6,676,587)    (7,551,922)   (18,565,653)
     Mortgage loans                                                          (1,278,434)    (1,111,534)    (1,008,846)
   Other investing activities                                                  (419,823)      (256,443)    (1,853,397)
   Proceeds from sale of discontinued operations                                     --        260,051             --
   Net cash provided by (used in) investing activities of
     discontinued operations                                                         --        376,480       (178,856)
                                                                           ------------   ------------   ------------
   NET CASH USED IN INVESTING ACTIVITIES                                     (1,613,310)    (1,105,581)    (5,551,262)
                                                                           ------------   ------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
     Deposits                                                                 9,355,451      8,300,160      6,783,741
     Withdrawals                                                             (6,598,525)    (6,180,543)    (5,377,602)
   Net transfers to separate accounts                                        (3,564,891)    (2,394,722)    (1,523,759)
   Proceeds from notes                                                               --         26,264         23,485
   Payments on notes                                                             (3,747)       (44,784)      (220,220)
   Payment of cash dividends to Parent                                         (410,800)      (120,000)       (85,200)
   Capital contribution                                                          86,670             --         20,000
   Net cash provided by (used in) financing activities of
     discontinued operations                                                         --       (426,055)       124,615
                                                                           ------------   ------------   ------------
   NET CASH USED IN FINANCING ACTIVITIES                                     (1,135,842)      (839,680)      (254,940)
                                                                           ------------   ------------   ------------
   NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                  (690,731)       164,867     (3,865,841)
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            1,420,426      1,255,559      5,121,400
                                                                           ------------   ------------   ------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                            729,695      1,420,426      1,255,559
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS                    --             --        (24,877)
                                                                           ------------   ------------   ------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                         $    729,695   $  1,420,426   $  1,230,682
                                                                           ============   ============   ============

                            See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.    NATURE OF OPERATIONS

      Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

      The consolidated financial statements include the accounts of the following:

          o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with JNL;

          o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, Inc., Jackson National Asset Management, LLC and Curian Capital, LLC;

          o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

          o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II;

          o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany;

          o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary;

          o The discontinued operations of Jackson Federal Bank ("Jackson Federal") through October 28, 2004. See note 4 for additional information.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION
      The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

      The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

      CHANGES IN ACCOUNTING PRINCIPLES

      In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no impact on JNL's results of operations or financial position.

      Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

      Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

      Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 had no impact on JNL's results of operations or financial position.

      The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

      Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL had an investment of $47.5 million and $31.7 million as of December 31, 2005 and 2004, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

      COMPREHENSIVE INCOME
      Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

      INVESTMENTS
      Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

      Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $542.4 million and $544.9 million as of December 31, 2005 and 2004, respectively.

      All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

      Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

      During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. During 2005 and 2004, $5.4 million and $8.4 million of investment income recognized relates to trading securities held at December 31, 2005 and 2004, respectively.

      Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

      Policy loans are carried at the unpaid principal balances.

      Real estate is carried at the lower of depreciated cost or fair value.

      Limited partnership investments are accounted for using the equity method.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

      DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
      Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $379.2 million and $387.5 million, respectively, at December 31, 2005 and $394.0 million and $403.8 million, respectively, at December 31, 2004.

      DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

      The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

      Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

      Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

      Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

      Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

      Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

      DEFERRED ACQUISITION COSTS
      Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $188.3 million and $676.8 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

      DEFERRED SALES INDUCEMENTS
      Bonus interest on deferred fixed annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $30.4 million and $93.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

      VALUE OF ACQUIRED INSURANCE
      The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

      FEDERAL INCOME TAXES
      The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      JNL files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
      2005). Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

      POLICY RESERVES AND LIABILITIES
      RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
      For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

      DEPOSITS ON INVESTMENT CONTRACTS:
      For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

      TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
      JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Carrying values totaled $2.2 billion and $2.9 billion at December 31, 2005 and 2004, respectively.

      JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The carrying values at December 31, 2005 and 2004 totaled $3.4 billion and $3.0 billion, respectively.

      Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

      Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

      FEDERAL HOME LOAN BANK ADVANCES
      During 2005, JNL became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI"). In connection with this membership, JNL purchased $30.2 million in FHLBI capital stock. Membership allows JNL access to advances from FHLBI which are collateralized by mortgage related assets in JNL's investment portfolio. These advances are in the form of funding agreements issued to FHLBI. JNL is authorized to draw a maximum of $603.1 million in advances under this program.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      SEPARATE ACCOUNT ASSETS AND LIABILITIES
      The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $14,613.2 million and $10,267.1 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

      The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $107.4 million and $85.8 million at December 31, 2005 and 2004, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

      REVENUE AND EXPENSE RECOGNITION
      Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

      Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

      Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

      In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.    ACQUISITIONS

      On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $3.6 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to JNL. The acquisition expands JNL's life insurance base while taking advantage of JNL's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into JNL.

      The preliminary purchase price is subject to post-closing adjustments and has been allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. JNL is in negotiations with ING over certain post-closing purchase price adjustments. During the first quarter of 2006, any unresolved differences will be submitted to an arbitrator for resolution.

      JNL has recorded in Other assets the value of business acquired totaling $1.1 million. This amount is subject to adjustment based on the final determination of purchase price by the arbitrator.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
3.    ACQUISITIONS (CONTINUED)

      The following table summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands):

                                                        MAY 31, 2005
                                                        ------------
Cash and short-term investments                         $     86,670
Fixed maturities                                           1,612,767
Other invested assets                                         78,129
Accrued investment income                                     21,516
Deferred income taxes                                          7,868
Other assets                                                  13,679
                                                        ------------
Total assets acquired                                   $  1,820,629
                                                        ============
Reserves for future policy benefits and claims payable  $    881,083
Deposits on investment contracts                             654,361
Other liabilities                                             20,820
                                                        ------------
Total liabilities assumed                               $  1,556,264
                                                        ============
Net assets acquired                                     $    264,365
                                                        ============

      The following table summarizes JNL's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

                                           UNAUDITED PRO FORMA
                                          -----------------------
                                          YEARS ENDED DECEMBER 31,
                                             2005        2004
                                          ----------  ----------
Revenues                                  $4,013,031  $3,729,228
Total benefits and expenses               $2,976,945  $2,799,273
Pretax income from continuing operations  $1,035,164  $  880,914
Net income                                $  675,841  $  638,330

      The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by LOG prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.    DISCONTINUED OPERATIONS

      On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal
      Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson
      Federal for all periods presented are included in discontinued operations on the consolidated income statement.

                                       13
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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
4.    DISCONTINUED OPERATIONS (CONTINUED)

      The following table summarizes certain components of the results of the discontinued operations (in thousands):

                                                     PERIOD ENDED   YEAR ENDED
                                                      OCTOBER 28,  DECEMBER 31,
                                                         2004         2003
                                                     ------------  ------------
Revenues                                             $     79,813  $    108,200
Realized gains                                       $      1,700  $         69
Income from discontinued operations, net of tax of
   $11,064 in 2004 and $9,190 in 2003                $     20,658  $     23,729
Gain on disposal of discontinued operations, net of
   tax of $29,580                                    $     36,118  $         --

      Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million and $27.6 million in 2004 and 2003, respectively.

      Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million and $12.4 million in 2004 and 2003, respectively.

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

      The following summarizes the basis used by the Company in estimating fair values for financial instruments:

      CASH AND SHORT-TERM INVESTMENTS:
      Carrying value is considered to be a reasonable estimate of fair value.

      FIXED MATURITIES:
      Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

      EQUITIES AND TRADING SECURITIES:
      Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

      MORTGAGE LOANS:
      Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,134.1 million and $4,929.1 million at December 31, 2005 and 2004, respectively.

      POLICY LOANS:
      Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.


                                       14
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      DERIVATIVE INSTRUMENTS:
      Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.

      The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

      The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

      The nature of these embedded derivative cash flows can be quite varied.
      Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

      SEPARATE ACCOUNT ASSETS:
      Separate account assets are carried at the fair value of the underlying securities.

      ANNUITY RESERVES:
      Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $29.2 billion and $28.3 billion, respectively, at December 31, 2005 and $28.7 billion and $28.0 billion, respectively, at December 31, 2004.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
      Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion and $1.9 billion at December 31, 2005 and 2004, respectively.


      TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
      Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $5.9 billion at December 31, 2005 and 2004, respectively.

      FEDERAL HOME LOAN BANK ADVANCES:
      Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $99.6 million at December 31, 2005.

      REVERSE REPURCHASE AGREEMENTS:
      Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

                                       15

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
            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      NOTES PAYABLE:
      Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $552.0 million and $565.4 million at December 31, 2005 and 2004, respectively.

      SEPARATE ACCOUNT LIABILITIES:
      Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $13.8 billion and $9.7 billion at December 31, 2005 and 2004, respectively.

6.    INVESTMENTS

      Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

      FIXED MATURITIES
      The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance
      Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $332.5 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class
      2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                  PERCENT OF TOTAL
                                                  FIXED MATURITIES
                         INVESTMENT RATING       DECEMBER 31, 2005
                   ----------------------------  -----------------
                   AAA                                        15.9%
                   AA                                          8.3
                   A                                          30.8
                   BBB                                        38.0
                                                 -----------------
                         Investment grade                     93.0
                                                 -----------------
                   BB                                          5.9
                   B and below                                 1.1
                                                 -----------------
                         Below investment grade                7.0
                                                 -----------------
                         Total fixed maturities              100.0%
                                                 =================

      The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.3 million, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively, and for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively.

                                       16

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
      (in thousands):

                              COST OR      GROSS        GROSS
                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005               COST        GAINS       LOSSES        VALUE
                            -----------  -----------  -----------  -----------
U.S. Treasury securities    $    39,561  $        22  $       756  $    38,827
Foreign governments              32,331          281          770       31,842
Public utilities              2,937,225      103,964       16,353    3,024,836
Corporate securities         27,984,571      867,709      308,982   28,543,298
Mortgage-backed securities    8,640,123       95,291      125,010    8,610,404
                            -----------  -----------  -----------  -----------
  Total fixed maturities    $39,633,811  $ 1,067,267  $   451,871  $40,249,207
                            ===========  ===========  ===========  ===========
Equities                    $   313,498  $    14,736  $     1,756  $   326,478
                            ===========  ===========  ===========  ===========


                              COST OR      GROSS        GROSS
                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2004              COST         GAINS        LOSSES       VALUE
                            -----------  -----------  -----------  -----------
U.S. Treasury securities    $     4,139  $       133  $         2  $     4,270
Foreign governments               3,622          326           64        3,884
Public utilities              2,691,498      192,109        1,890    2,881,717
Corporate securities         26,242,571    1,666,694       87,874   27,821,391
Mortgage-backed securities    8,335,372      201,691       61,162    8,475,901
                            -----------  -----------  -----------  -----------
  Total fixed maturities    $37,277,202  $ 2,060,953  $   150,992  $39,187,163
                            ===========  ===========  ===========  ===========
Equities                    $   138,291  $    17,150  $     5,052  $   150,389
                            ===========  ===========  ===========  ===========

      At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $5.9 billion and $5.6 billion, respectively, had estimated fair values of $6.0 billion and $5.8 billion, respectively.

      The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                      AMORTIZED
                                        COST       FAIR VALUE
                                     -----------  -----------
Due in 1 year or less                $   949,103  $   962,984
Due after 1 year through 5 years       6,558,672    6,718,264
Due after 5 years through 10 years    18,453,254   18,764,438
Due after 10 years through 20 years    3,141,893    3,222,547
Due after 20 years                     1,890,766    1,970,570
Mortgage-backed securities             8,640,123    8,610,404
                                     -----------  -----------
   Total                             $39,633,811  $40,249,207
                                     ===========  ===========

      Fixed maturities with a carrying value of $13.5 million and $4.0 million at December 31, 2005 and 2004, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.


                                       17
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



                          JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                             DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                ------------------------  ------------------------  ------------------------
                                  GROSS                     GROSS                     GROSS
                                UNREALIZED                UNREALIZED                UNREALIZED
DECEMBER 31, 2005                 LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES     FAIR VALUE
                                -----------  -----------  -----------  -----------  -----------  -----------
U.S. Treasury securities        $       756  $    35,717  $        --  $        --  $       756  $    35,717
Foreign governments                     671       28,285           99        2,039          770       30,324
Public utilities                     15,125    1,055,007        1,228       42,302       16,353    1,097,309
Corporate securities                250,414   12,914,442       58,568      927,820      308,982   13,842,262
Mortgage-backed securities           44,837    3,303,743       80,173    2,190,168      125,010    5,493,911
                                -----------  -----------  -----------  -----------  -----------  -----------
   Subtotal - fixed maturities      311,803   17,337,194      140,068    3,162,329      451,871   20,499,523
Equities                              1,756       24,198           --           --        1,756       24,198
                                -----------  -----------  -----------  -----------  -----------  -----------
Total temporarily impaired
   securities                   $   313,559  $17,361,392  $   140,068  $ 3,162,329  $   453,627  $20,523,721
                                ===========  ===========  ===========  ===========  ===========  ===========


                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                ------------------------  ------------------------  ------------------------
                                   GROSS                     GROSS                     GROSS
                                 UNREALIZED                UNREALIZED                UNREALIZED
DECEMBER 31, 2004                 LOSSES     FAIR VALUE      LOSSES     FAIR VALUE     LOSSES     FAIR VALUE
                                -----------  -----------  -----------  -----------  -----------  -----------
U.S. Treasury securities        $         2  $     1,065  $        --  $        --  $         2  $     1,065
Foreign governments                      64        2,125           --           --           64        2,125
Public utilities                      1,551      263,095          339       33,842        1,890      296,937
Corporate securities                 50,851    4,161,109       37,023      676,300       87,874    4,837,409
Mortgage-backed securities           12,911    1,137,422       48,251    1,883,928       61,162    3,021,350
                                -----------  -----------  -----------  -----------  -----------  -----------
   Subtotal - fixed maturities       65,379       85,613    2,594,070      150,992    8,158,886    5,564,816

Equities                              1,776        6,343        3,276       26,353        5,052       32,696
                                -----------  -----------  -----------  -----------  -----------  -----------
Total temporarily impaired
   securities                   $    67,155  $ 5,571,159  $    88,889  $ 2,620,423  $   156,044  $ 8,191,582
                                ===========  ===========  ===========  ===========  ===========  ===========

      To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

      Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

      Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005,
      81.5% were investment grade, 6.9% were below investment grade and 11.6% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately
      25.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

      Corporate fixed maturities in an unrealized loss position were diversified across industries. As of
      December 31, 2005, the industries representing the larger unrealized losses included manufacturing
      (9.2% of fixed maturities gross unrealized losses) and energy (8.4%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.


                                                      18

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

      Less than one year             $    337
      One to five years                39,585
      Five to ten years               215,878
      More than ten years              71,061
      Mortgage-backed securities      125,010
                                     --------
      Total gross unrealized losses  $451,871
                                     ========

      MORTGAGE LOANS
      Commercial mortgage loans are net of allowance for loan losses of $17.6 million and $21.0 million at December 31, 2005 and 2004, respectively. At
      December 31, 2005, mortgage loans were collateralized by properties located in 41 states and Canada.

      SECURITIZATIONS
      In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting
      Standards No. 140, "Accounting for Transfers and Servicing of Financial
      Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special
      Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totaled $795.9 million and $918.0 million at December 31, 2005 and 2004, respectively, and was included in fixed maturities.

      OTHER INVESTED ASSETS
      Other invested assets primarily include investments in 1) limited partnerships that total $710.3 million and $767.5 million at December 31, 2005 and 2004, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $142.4 million and $143.2 million at December 31, 2005 and 2004, respectively, includes foreclosed properties with a book value of $19.6 million and $21.2 million at December 31, 2005 and 2004, respectively. Limited partnership income recognized by the Company was $162.5 million, $105.2 million and $14.5 million in 2005, 2004 and 2003, respectively.

      Certain limited partnerships controlled by the Company hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time and preclude the partnerships from selling these securities during the restricted period.
      This discount of 15% for the single issue at December 31, 2005 totaled
      $1.5 million. At December 31, 2004, these discounts ranged from 5% to 15% and totaled $9.2 million.

      The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.
      With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.


                                       19

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows
      (in thousands):

                                        DECEMBER 31, 2005
                        OTHER INVESTED ASSETS       OTHER LIABILITIES
                      ------------------------  ------------------------
                      CONTRACTUAL/              CONTRACTUAL/                   NET
                        NOTIONAL      FAIR        NOTIONAL      FAIR          FAIR
                         AMOUNT       VALUE        AMOUNT       VALUE         VALUE
                      -----------  -----------  -----------  -----------   -----------
Cross-currency swaps  $   947,735  $   189,383  $   672,653  $   (45,278)  $   144,105
Equity index call
   options              1,365,850      108,085       22,718       (3,566)      104,519
Equity index put
   options              2,450,000       45,758           --           --        45,758
Put-swaptions          16,000,000       11,634   25,000,000       (1,746)        9,888
Futures                   313,700        6,825           --           --         6,825
Total return swaps      1,050,000       66,248      206,272      (32,297)       33,951
Interest rate swaps     4,063,566      107,330    6,092,000     (224,103)     (116,773)
                      -----------  -----------  -----------  -----------   -----------
   Total              $26,190,851  $   535,263  $31,993,643  $  (306,990)  $   228,273
                      ===========  ===========  ===========  ===========   ===========

                                       DECEMBER 31, 2004
                        OTHER INVESTED ASSETS       OTHER LIABILITIES
                      ------------------------  ------------------------
                      CONTRACTUAL/              CONTRACTUAL/                   NET
                       NOTIONAL       FAIR       NOTIONAL      FAIR           FAIR
                        AMOUNT        VALUE       AMOUNT       VALUE          VALUE
                      -----------  -----------  -----------  -----------   -----------
Cross-currency swaps  $ 1,754,088  $   406,637  $    79,737  $    (4,778)  $   401,859
Equity index call
   options              1,819,150      121,363       22,718       (3,615)      117,748
Put-swaptions          15,000,000       10,104   25,000,000       (2,198)        7,906
Futures                    65,675           --           --           --            --
Forwards                  700,000          579           --           --           579
Total return swaps      1,053,035       27,028      215,438      (48,226)      (21,198)
Interest rate swaps     4,313,566      151,982    6,213,000     (442,416)     (290,434)
                      -----------  -----------  -----------  -----------   -----------
   Total              $24,705,514  $   717,693  $31,530,893  $  (501,233)  $   216,460
                      ===========  ===========  ===========  ===========   ===========

      SECURITIES LENDING
      The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $436.8 million and $839.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
      Cash collateral received, in the amount of $428.0 million and $856.2 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $29.4 million at December 31, 2005. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.


                                       20

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

      The sources of net investment income by major category were as follows (in thousands):


                                    YEARS ENDED DECEMBER 31,
                               2005          2004          2003
                            -----------   -----------   -----------
Fixed maturities            $ 2,340,984   $ 2,270,233   $ 2,325,763
Other investment income         626,967       492,210       370,604
                            -----------   -----------   -----------
   Total investment income    2,967,951     2,762,443     2,696,367
Less investment expenses        (88,511)      (72,498)      (72,852)
                            -----------   -----------   -----------
   Net investment income    $ 2,879,440   $ 2,689,945   $ 2,623,515
                            ===========   ===========   ===========

      Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                             2005       2004        2003
                                          ---------   ---------   ---------
Interest rate swaps                       $ 160,250   $  16,618   $ (47,088)
Forwards                                      6,891       4,024          --
Put-swaptions                                (3,093)      8,390       3,511
Futures                                       4,086         708       4,185
Equity index call options                     4,548      48,870      26,033
Equity index put options                    (19,757)         --          --
Total return swaps                               --      21,701       3,554
Fixed index annuity embedded derivatives    (20,247)    (30,024)    (92,152)
Variable annuity embedded derivatives        37,149      20,527     (25,992)
                                          ---------   ---------   ---------
   Risk management activity               $ 169,827   $  90,814   $(127,949)
                                          =========   =========   =========

      Net realized gains (losses) on investments were as follows (in thousands):

                                      YEARS ENDED DECEMBER 31,
                                   2005        2004        2003
                                 ---------   ---------   ---------
Sales of fixed maturities
   Gross gains                   $  85,648   $ 263,685   $ 261,481
   Gross losses                    (53,395)    (67,352)   (139,108)
Sales of equities
   Gross gains                      25,243      33,037      19,767
   Gross losses                        (93)       (685)     (1,018)
Sales of real estate
   Gross gains                          19          --          --
Transfers to trading securities         --      (9,300)         --
Impairment losses                  (44,438)    (80,729)   (202,088)
                                 ---------   ---------   ---------
   Total                         $  12,984   $ 138,656   $ (60,966)
                                 =========   =========   =========

      Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $12.0 million, $92.8 million and $(74.9) million in 2005, 2004 and 2003, respectively.

      The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

                                       21
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


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES
      (CONTINUED)

      Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

      In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

      To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

      The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial
      Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

      There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time.
      Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

      The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

8.    VALUE OF ACQUIRED INSURANCE

      The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.


                                       22


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
8.    VALUE OF ACQUIRED INSURANCE (CONTINUED)

      The amortization of acquired insurance was as follows (in thousands):

                                                     YEARS ENDED DECEMBER 31,
                                                   2005       2004       2003
                                                 --------   --------   --------
Value of acquired insurance:
   Balance, beginning of year                    $ 45,768   $ 66,650   $ 86,297
   Interest, at rates varying from 6.5% to 9.5%     3,258      5,277      7,174
   Amortization                                   (25,448)   (26,159)   (26,821)
                                                 --------   --------   --------
   Balance, end of year                          $ 23,578   $ 45,768   $ 66,650
                                                 ========   ========   ========

      The estimated remaining future amortization expense of acquired insurance in force, net of interest, of $23.6 million will be expensed in 2006.

9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period
      (guaranteed minimum withdrawal benefit ("GMWB")).

      The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.


                                       23
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



                                    JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                                       DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

      At December 31, 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                      Average
                                                                                                                      Period
                                                                                                     Weighted          until
(dollars in millions)                                 Minimum        Account        Net Amount       Average         Expected
                                                      Return          Value           at Risk      Attained Age    Annuitization
                                                  --------------  --------------  --------------  --------------  --------------
Return of net deposits plus
     a minimum return
     GMDB                                            0% - 5%      $       11,471  $        1,411    63.4 years
     GMIB                                            0% - 6%      $        2,000  $           21                    8.1 years
     GMWB                                                         $        4,380  $            1
Highest specified anniversary
     account value minus
     withdrawals post-anniversary - GMDB                          $        1,886  $           47    61.2 years
Combination net deposits plus
     minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB             0% - 5%      $        1,243  $            5    63.7 years

      At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                     Average
                                                                                                                     Period
                                                                                                    Weighted          until
(dollars in millions)                                Minimum         Account        Net Amount       Average        Expected
                                                      Return          Value          at Risk       Attained Age   Annuitization
                                                  --------------  --------------  --------------  --------------  --------------
Return of net deposits plus
     a minimum return"
     GMDB                                            0% - 5%      $        8,304  $        1,457    63.4 years
     GMIB                                            0% - 6%      $        1,443  $           10                    8.5 years
     GMWB                                                         $        1,914  $           <1
Combination net deposits plus
     minimum return, highest
     specified anniversary account value minum
     withdrawals post-anniversary - GMDB                          $        1,088  $           46    60.3 years
Highest specified anniversary
     account value minus
     withdrawals post-anniversary - GMDB             0% - 5%      $          869  $            3    63.5 years

      Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                      DECEMBER 31,
                 ----------------------
Fund type:          2005        2004
                 ----------  ----------
  Equity         $   12,388  $    8,659
  Bond                1,156         892
  Balanced              903         615
  Money market          160         100
                 ----------  ----------
    Total        $   14,607  $   10,266
                 ==========  ===========

                                                           24
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                             2005      2004
                                            -------   -------
Balance at January 1                        $  42.0   $  50.1
Incurred guarantee benefits                    21.2      19.1
Paid guarantee benefits                       (26.2)    (27.2)
                                            -------   -------
Balance at December 31                      $  37.0   $  42.0
                                            =======   =======
Balance at December 31, net of reinsurance  $   0.8   $   0.9
                                            =======   =======

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005 and 2004:

          1) Use of a series of deterministic investment performance scenarios.
          2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
          3)   Mortality equal to 80% of the Annuity 2000 table at December 31,
               2005 and 90% of the Annuity 2000 table at December 31, 2004.
          4) Lapse rates varying by contract type and duration and ranging from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter.
          5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. Since October 2004, JNL has issued certain GMWB products that guarantee payments over a lifetime and are considered primarily as mortality risk. Reserves for these benefits are calculated as required by SOP 03-1. At December 31, 2005 and 2004, these SOP 03-1 reserves are not material.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.
     The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2005 and 2004, are consistent with those used for calculating the GMDB liability. JNL's projected excess GMIB benefits are minimal at December 31, 2005.

     Other Liabilities -- Insurance and Annuitization Benefits
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1 in 2004, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

                                       25
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



                               JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                                   DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------
9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

      Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                        DECEMBER 31, 2005                               DECEMBER 31, 2004
                        ----------------------------------------------- -----------------------------------------------
                                          Net Amount        Weighted                      Net Amount       Weighted
                          Liability        at Risk          Average       Liability        at Risk          Average
Benefit Type            (in millions)   (in millions)*   Attained Age   (in millions)   (in millions)*   Attained Age
----------------------  --------------  --------------  --------------- --------------  --------------  ---------------
UL insurance benefit    $           58  $        4,620      54.6 years  $           29  $        4,393      54.2 years
Two-tier annuitization  $            7  $           39      59.4 years  $            8  $           40      59.4 years
ISWL account balance
   adjustment           $           34             n/a             n/a  $           28             n/a             n/a

      * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

      The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2005 and 2004:
            1) Use of a series of deterministic premium persistency scenarios.
            2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
            3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

      The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2005 and 2004:
            1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
            2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
            3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

10.   NOTES PAYABLE

      The aggregate carrying values and fair values of notes payable at December 31, 2005 and 2004 were as follows
      (in thousands):

                                       DECEMBER 31,
                              2005                      2004
                     -----------------------   -----------------------
                      CARRYING                  CARRYING
                        VALUE     FAIR VALUE      VALUE     FAIR VALUE
                     ----------   ----------   ----------   ----------
Surplus notes        $  249,251   $  314,350   $  249,237   $  310,790
Tuscany notes           224,712      224,712      228,389      228,389
Mortgage loans            4,226        4,226       17,515       17,515
VIE equity classes        8,750        8,750        8,750        8,750
                     ----------   ----------   ----------   ----------
   Total             $  486,939   $  552,038   $  503,891   $  565,444
                     ==========   ==========   ==========   ==========

      SURPLUS NOTES
      On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.


                                                        26
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
10.   NOTES PAYABLE (CONTINUED)

      Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law.
      The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

      Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2005, 2004 and 2003.

      TUSCANY NOTES
      On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due
      February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December
      31, 2005 and 2004, the weighted average rate on the Tuscany Notes was 4.48% and 2.38%, respectively. Interest paid totaled $6.8 million, $3.7 million and $3.5 million in 2005, 2004 and 2003, respectively.

      MORTGAGE LOANS
      Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 8.55% and 7.57% at December 31, 2005 and 2004, respectively, with maturities through June 2006. Interest paid totaled
      $273 thousand and $160 thousand in 2005 and 2004, respectively.

      VIE EQUITY CLASSES
      Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013.
      Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid on the notes in 2005 and 2004 totaled $664 thousand and $456 thousand, respectively.

11.   REVERSE REPURCHASE AGREEMENTS

      During 2005 and 2004, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $17.4 million and $10.5 million during 2005 and 2004, respectively, at weighted average interest rates of 2.25% and 1.80%, respectively. The outstanding balance at December 31, 2005 totaled $300.0 million and is included in other liabilities. There was no outstanding balance under such borrowings at December 31, 2004. Interest paid totaled
      $0.4 million, $0.2 million and $10.1 million in 2005, 2004 and 2003, respectively. The highest level of short-term borrowings at any month end was $300.0 million in 2005 and $460.0 million in 2004.

12.   REINSURANCE

      The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

                                       27

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
12.   REINSURANCE (CONTINUED)

      In conjunction with the purchase of Life of Georgia, JNL acquired certain lines of business that have been wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

      With the approval of the Michigan Commissioner of Insurance, JNL cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic
      Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

      The effect of reinsurance on premiums was as follows (in thousands):

                                  YEARS ENDED DECEMBER 31,
                               2005        2004         2003
                            ---------    ---------    ---------
Direct premiums:
   Life                     $ 347,831    $ 314,168    $ 327,425
   Accident and health         14,855           --           --
Plus reinsurance assumed:
   Life                        12,629            6            7
   Accident and health          1,232           --           --
Less reinsurance ceded:
   Life                      (134,258)    (126,778)    (126,829)
   Accident and health        (16,087)          --           --
   Annuity                    (27,141)     (25,054)     (27,192)
                            ---------    ---------    ---------
     Total net premiums     $ 199,061    $ 162,342    $ 173,411
                            =========    =========    =========

      Premiums ceded to PARC totaled $19.4 million, $20.2 million and $25.0 million during 2005, 2004 and 2003, respectively.

      Components of the reinsurance recoverable asset were as follows (in thousands):

                             DECEMBER 31,
                           2005       2004
                         --------   --------
Ceded reserves:
   Life                  $681,765   $566,007
   Accident and health     39,047         --
   Annuity                171,310     41,113
Ceded claims liability     41,254     22,728
Ceded-other                10,362     10,909
                         --------   --------
   Total                 $943,738   $640,757
                         ========   ========

      Reserves reinsured through Brooke Life were $59.4 million and $61.2 million at December 31, 2005 and 2004, respectively. Reserves reinsured through PARC were $36.3 million and $41.1 million at December 31, 2005 and 2004, respectively.


                                       28

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
13.   FEDERAL INCOME TAXES

      The components of the provision for federal income taxes were as follows
      (in thousands):

                                 YEARS ENDED DECEMBER 31,
                               2005       2004       2003
                             --------   --------   --------
Current tax expense          $174,180   $ 87,196   $107,313
Deferred tax expense          141,115    216,880     57,681
                             --------   --------   --------

Federal income tax expense   $315,295   $304,076   $164,994
                             ========   ========   ========

      Federal income tax expense reported for discontinued operations totaled
      $40.6 million and $9.2 million in 2004 and 2003, respectively.

      The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2005, 2004 and 2003 as follows (in thousands):

                                            YEARS ENDED DECEMBER 31,
                                       2005          2004          2003
                                     ---------     ---------     --------
Income taxes at statutory rate       $ 318,279     $ 304,123     $164,970
Other                                   (2,984)          (47)          24
                                     ---------     ---------     --------
Provision for federal income taxes   $ 315,295     $ 304,076     $164,994
                                     =========     =========     ========

Effective tax rate                        34.7%         35.0%        35.0%
                                     =========     =========     ========

      Federal income taxes paid were $165.1 million, $105.5 million and $171.1 million in 2005, 2004 and 2003, respectively.

      The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                       DECEMBER 31,
                                                                  2005           2004
                                                               -----------    -----------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
   Policy reserves and other insurance items                   $   745,761    $   686,029
   Investments                                                     163,076        314,679
   Deferred compensation                                            47,550         46,016
   Other, net                                                       48,715         54,601
                                                               -----------    -----------
Total gross deferred tax asset                                   1,005,102      1,101,325
                                                               -----------    -----------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
   Deferred acquisition costs and sales inducements               (786,538)      (568,631)
   Value of the insurance in-force                                  (8,252)       (16,019)
   Other assets                                                    (24,469)       (11,323)
   Net unrealized gains on available for sale securities          (218,250)      (670,846)
   Other, net                                                       (8,176)        (1,444)
                                                               -----------    -----------
Total gross deferred tax liability                              (1,045,685)    (1,268,263)
                                                               -----------    -----------

Net deferred tax liability                                     $   (40,583)   $  (166,938)
                                                               ===========    ===========


                                       29

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
13.   FEDERAL INCOME TAXES (CONTINUED)

      Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

      At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

14.   COMMITMENTS AND CONTINGENCIES

      The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.
      The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2005 and 2004, JNL had recorded accruals totaling $16.5 million and $20.8 million, respectively. Additionally, in conjunction with the purchase of Life of Georgia, JNL assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

      State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2005 and 2004, the Company's reserve for future state guaranty fund assessments was $19.3 million and $18.9 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

      The Company had unfunded commitments related to its investments in limited partnerships totaling $389.1 million and $300.8 million at December 31, 2005 and 2004, respectively.

      The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2005, JNL recorded a liability of $2.0 million for future lease payments. Lease expense was $28.5 million, $27.9 million and $30.1 million in 2005, 2004 and 2003, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):


      2006         $ 6,284
      2007           6,301
      2008           6,031
      2009           3,272
      2010             657
      Thereafter     1,098
                   -------
         Total     $23,643
                   =======

      JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $4.1 million. Lease income for the subleased property totaled $0.7 million, $0.7 million and $0.2 million in 2005, 2004 and 2003, respectively.

                                       30

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
15.   STOCKHOLDER'S EQUITY

      Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2006, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $565 million.

      The Company received capital contributions from its parent of $292.3 million in 2005 and $28.7 million in 2004. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $31.6 million and $28.7 million in 2005 and 2004, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $410.8 million, $120.0 million and $85.2 million in 2005, 2004 and 2003, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

      Statutory capital and surplus of the Company was $3.4 billion and $3.1 billion at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $565.1 million, $624.5 million and $148.3 million in 2005, 2004 and 2003, respectively. Statutory net income includes pre acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with Statutory guidelines.

      The Michigan Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003, with respect to accounting for derivatives. This permitted practice, which expired March 31, 2005, resulted in lower statutory surplus of approximately $66.3 million at December 31, 2004.

16.   OTHER RELATED PARTY TRANSACTIONS

      The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.6 million, $33.2 million and $32.7 million to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

      In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand during 2005 and 2004, respectively.

      Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at both December 31, 2005 and 2004. Interest accrued on this debt, including contingent interest, of $15.2 million and $8.2 million is included in other liabilities at December 31, 2005 and 2004, respectively. Outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid to PPMH and PPMA totaled $266 thousand and $182 thousand in 2005 and 2004, respectively.

      In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $5.0 million, $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2005, 2004 and 2003, respectively.

      In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $20.0 million and $15.0 million, respectively. Interest and commitment fees totaled $306 thousand, $124 thousand and $100 thousand during 2005, 2004 and 2003, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
16.   OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

      In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $14.2 million and $12.0 million, respectively. Interest and commitment fees totaled $52 thousand, $24 thousand and $6 thousand in 2005, 2004 and 2003, respectively.

17.   BENEFIT PLANS

      The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.2 million, $7.8 million and $7.4 million in 2005, 2004 and 2003, respectively.

      The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2005 and 2004, the liability for such plans totaled $135.9 million and $132.8 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $18.6 million, $20.7 million and $1.5 million in 2005, 2004 and 2003, respectively.


                                       32





PART C.       OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

        (a) Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B:

                    Jackson National Separate Account - III:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2005
                             Statements of Operations for the period ended
                               December 31, 2005
                             Statement of Changes in Net Assets for the Years
                               Ended December 31, 2005, December 31, 2004 and December 31, 2003
                             Notes to Financial Statements

                    Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2005 and 2004
                             Consolidated Income Statements for the years ended
                               December 31, 2005, 2004, and 2003
                             Consolidated Statements of Stockholder's Equity and
                                 Comprehensive Income for the years ended
                                 December 31, 2005, 2004, and 2003
                             Consolidated Statements of Cash flows for the years
                                 ended December 31, 2004, 2003, and 2002
                             Notes to Consolidated Financial Statement

Item 24(b)      Exhibits

Exhibit
No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 23, 1998 (File Nos. 333-41153 and 811-08521).

2.           Not Applicable

3.a. General Distributor Agreement dated March 16, 1998, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 23, 1998 (File Nos. 333-41153 and 811-08521).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4. Form of Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on November 26, 1997 (File Nos. 333-41153 and 811-08521).

a. Form of Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post Effective Amendment No. 6 filed on October 10, 2001 (File Nos. 333-41153 and 811-08521).

b. Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 6 filed on October 10, 2001 (File Nos. 333-41153 and 811-08521).

c. Specimen of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 7 filed on April 29, 2002 (File Nos. 333-41153 and 811-08521).

d. Specimen of Guaranteed Options Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on April 30, 2003 (File Nos. 333-41153 and 811-08521).

e. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment 1 filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on March 23, 1998 (File Nos. 333-41153 and 811-08521).

a. Specimen of Perspective Advisors Fixed and Variable Annuity Application incorporated by reference to Registrant's Post Effective Amendment No. 6 filed on October 10, 2001 (File Nos. 333-41153 and 811-08521).

6.a. Articles of Incorporation of Depositor, incorporated by reference to Registrant's Registration Statement filed on November 26, 1997 (File Nos. 333-41153 and 811-08521).

b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed on November 26, 1997 (File Nos. 333-41153 and 811-08521).

7. Form of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to Registrant's Post Effective Amendment No. 9 filed on December 15, 2003 (File Nos. 333-41153 and 811-08521).

8.           Not Applicable

9.           Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.          Not Applicable

12.          Not Applicable

Item 25.   Directors and Officers of the Depositor

Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James Binder                                           Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Gerald W. Decius                                       Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Assistant Vice President & Associate General Counsel
1 Corporate Way                                        & Assistant Secretary
Lansing, MI 48951

James Golembiewski                                     Vice President & Chief Compliance Officer - Separate
1 Corporate Way                                        Accounts
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer,
1 Corporate Way                                        Treasurer & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                          Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President
1 Corporate Way                                        & Chief Administration Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

120 Orion, LLC               South Carolina             100% Jackson National      Real Estate
                                                        Life Insurance Company

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

BH Clearing, LLC             Michigan                   100% Jackson National      Broker/Dealer
                                                        Life Insurance Company

Brook GP                     Delaware                   100% Brook (Holdco 2)      Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brook (Holdco 1) Inc.        Delaware                   100% Prudential (US        Holding Company
                                                        Holdco3) BV                Activities

Brook (Holdco 2) Inc.        Delaware                   100% Brook (Holdco 1)      Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

GS28 Limited                 United Kingdom             100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware             Delaware                   100% Prudential Four       Holding Company
Corporation                                             Limited                    Activities

Holliston Mills              Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

Industrial Coatings Group    Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors, Inc.                                      Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
                                                        of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

LePages Management           Delaware                   50% LePages MC, LLC
Company, LP

LePages MC, LLC              Delaware                   100% PPM Management, Inc.

Life of Georgia Agency,      Georgia                    100% Brooke Holdings,      Insurance Agency
Inc.                                                    Inc.

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings Limited  Scotland                   100% Prudential plc        Holding Company
                                                                                   Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.

Item 27. Number of Contract Owners as of March 23, 2006

           Qualified - 1,096
           Non-Qualified - 2,591

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

         (b)      Directors and Officers of Jackson National Life Distributors,
                  Inc.:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                                            Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows                                  Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Nicola                                          Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           8055 East Tufts Ave., Second Floor
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

         a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

         e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 28th day of April, 2006.

Jackson National Separate Account III
(Registrant)

Jackson National Life Insurance Company


By: /s/ Thomas J. Meyer
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: /s/ Thomas J. Meyer
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Thomas J. Meyer*                                                      April 28, 2006
-------------------                                                       --------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

/s/ Thomas J. Meyer*                                                      April 28, 2006
-------------------                                                       --------------
Michael A. Wells, Director

/s/ Thomas J. Meyer*                                                      April 28, 2006
-------------------                                                       --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer*                                                      April 28, 2006
-------------------                                                       --------------
Robert A. Fritts, Vice President
and Comptroller - Financial Operations

/s/ Thomas J. Meyer*                                                      April 28, 2006
-------------------                                                       --------------
James R. Sopha, Executive Vice President
and Director


* Thomas J. Meyer, Attorney-in-Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, and Susan S. Rhee, (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (33-82080, 333-70472, 333-73850, 333-118368, 333-132128 and 333-119656), JNL Separate Account III
(333-41153), JNL Separate Account IV (333-36506, 333-108433 and 333-118131), and
JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 27th day of March, 2006.

/s/ Clark P. Manning
--------------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells
--------------------
Michael A. Wells
Director

/s/ Andrew B. Hopping
---------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

/s/ Robert A. Fritts
--------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

/s/ James R. Sopha
------------------
James R. Sopha, Executive Vice President,
and Director



                                                   EXHIBIT LIST

Exhibit No.    Description

9.             Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.